Filed with the Securities and Exchange Commission on May 4, 2026

1933 Act Registration File No. 033-20827

1940 Act Registration File No. 811-05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	394	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	399	[X]

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Copies to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
The RBB Fund, Inc.	Faegre Drinker Biddle & Reath LLP
615 East Michigan Street	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202-5207	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[		]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[  ], 2026

Boston Partners Investment Funds

Prospectus

Fund	Institutional	Investor	R6
Boston Partners All-Cap Value Fund	BPAIX	BPAVX	[ ]
Boston Partners Global Equity Fund	BPGIX	—	[ ]
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX	—
Boston Partners Long/Short Research Fund	BPIRX	BPRRX	—
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX	[ ]
WPG Partners Select Small Cap Value Fund	WPGSX	—	—
WPG Partners Small Cap Value Diversified Fund	WPGTX	—	—

The funds are part of The RBB Fund, Inc. The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Boston Partners Investment Funds offered in this Prospectus.

Details about the Boston Partners Investment Funds' service providers offered in this Prospectus.

Policies and instructions for opening, maintaining and closing an account in any of the Boston Partners Investment Funds offered in this Prospectus.

SUMMARY SECTION
BOSTON PARTNERS ALL-CAP VALUE FUND	3
BOSTON PARTNERS GLOBAL EQUITY FUND	11
BOSTON PARTNERS LONG/SHORT EQUITY FUND	20
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	28
BOSTON PARTNERS SMALL CAP VALUE FUND II	37
WPG PARTNERS SELECT SMALL CAP VALUE FUND	45
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	53
ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS	60
MANAGEMENT OF THE FUNDS	76
SHAREHOLDER INFORMATION	83
ADDITIONAL INFORMATION	99
APPENDIX A	92
APPENDIX B	94
APPENDIX C	97
FINANCIAL HIGHLIGHTS	108
PRIVACY NOTICE	141
FOR MORE INFORMATION	Back Cover

SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND

Investment Objective

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the tables or the examples below.

	Institutional Class	Investor Class	R6 Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) fees	None	0.25%	None
Other expenses(1)	0.15%	0.15%	0.09%
Total annual Fund operating expenses	0.85%	1.10%	0.79%
Fee waiver and/or expense reimbursement(2)	-0.05%	-0.05%	-0.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.80%	1.05%	0.74%

(1)	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.

(2)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.80%, 1.05%, or 0.74% of the average daily net assets attributable to the Fund's Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.80%, 1.05%, or 0.74% of the average daily net assets attributable to the Fund's Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class shares, Investor Class shares, or R6 Class shares are less than 0.80%, 1.05%, or 0.74% respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Institutional Class shares, $10,000 in Investor Class, or $1,000,000 in R6 Class shares of the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$817	$2,662	$4,665	$10,443
Investor Class	$107	$345	$601	$1,336
R6 Class	$7,558	$24,732	$43,382	$97,328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 37% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks.The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

●	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Total Returns for the Calendar Years Ended December 31 - Institutional Class

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	19.93%	(quarter ended December 31, 2020)
Worst Quarter:	-28.57%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class and Investor Class shares.

	Average Annual Total Returns for the Periods Ended December 31, 2025
Boston Partners All-Cap Value Fund	1 Year	5 Years	10 Years
Institutional Class
Returns Before Taxes	17.52%	12.23%	10.95%
Returns After Taxes on Distributions(1)	15.17%	10.03%	9.38%
Returns After Taxes on Distributions and Sale of Fund Shares	12.07%	9.44%	8.71%
Investor Class
Returns Before Taxes	17.24%	11.95%	10.68%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Manager

Duilio Ramallo, CFA, Senior Portfolio Manager since 2007.

Purchase and Sale of Fund Shares

Type of Account	Minimum Initial Investment	Minimum Additional
– Institutional Class	$100,000	$5,000
– Investor Class	$2,500	$100
– R6 Class	$1,000,000*	None
*	Reductions apply to certain eligibility groups. Please see the section entitled “Shareholder Information - R6 Class Shares Eligibility Criteria and Investment Minimum” in the Prospectus.

You can purchase and redeem the shares of the Fund only on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. (the “Company”) by the means described below.

Purchase and Redemption By Mail: Boston Partners All Cap Value Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND

Investment Objective

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

	Institutional Class	R6 Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%	0.90%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(1)	0.21%	0.13%
Total annual Fund operating expenses	1.11%	1.03%
Fee waiver and/or expense reimbursement(2)	-0.16%	-0.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%	0.87%

(1)	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.

(2)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares or R6 Class shares exceeds 0.95% or 0.87% of the average daily net assets attributable to the Fund's Institutional Class shares or R6 Class shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95% or 0.87% of Institutional Class shares or R6 Class shares, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or 0.87% of Institutional Class shares or R6 Class shares, respectively, or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Institutional Class shares or $1,000,000 in R6 Class shares of the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$969	$3,370	$5,961	$13,374
R6 Class	$8,880	$31,190	$55,308	$124,495

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 55% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer's inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

●	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to their net asset value ("NAV").

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

●	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	21.81%	(quarter ended December 31, 2020)
Worst Quarter:	-29.53%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund's Institutional Class, both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of broad-based securities market indices for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

	Average Annual Total Returns for the Periods Ended December 31, 2025
Boston Partners Global Equity Fund	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	34.02%	14.11%	10.41%
Return After Taxes on Distributions(1)	30.92%	13.16%	9.56%
Return After Taxes on Distributions and Sale of Shares	22.06%	11.31%	8.43%
MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes)	21.60%	12.66%	12.74%
MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Managers

Christopher Hart, CFA, a Portfolio Manager of the Fund since inception.
Joshua Jones, CFA, a Portfolio Manager of the Fund since 2013.
Soyoun Song, Portfolio Manager of the Fund since 2023.

Purchase and Sale of Fund Shares

Type of Account	Minimum Initial Investment	Minimum Additional
– Institutional Class	$100,000	$5,000
– R6 Class	$1,000,000*	None

*	Reductions apply to certain eligibility groups. Please see the section entitled “Shareholder Information - R6 Class Shares Eligibility Criteria and Investment Minimum” in the Prospectus.

You can purchase and redeem Institutional Class shares of the Fund only on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through the Company by the means described below.

Purchase and Redemption By Mail: Boston Partners Global Equity Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund versus another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND

Investment Objective

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the tables or the examples below.

	Institutional Class	Investor Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	1.60%	1.60%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.32%	0.32%
Short Sales Expenses:
Dividend expense on short sales	0.06%	0.06%
Interest expense on borrowings	0.00%	0.00%
Total annual Fund operating expenses	1.98%	2.23%
Fee waiver and/or expense reimbursement(2)	-0.22%	-0.22%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.76%	2.01%

(1)	Prior to March 1, 2026, the management fee was 2.25%.
(2)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.70% or 1.95% of the average daily net assets attributable to the Fund's Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.70% or 1.95% of the average daily net assets attributable to the Fund's Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.70% or 1.95%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to March 1, 2026, the Fund’s contractual expense cap was 1.96% or 2.21% of the average daily net assets attributable to the Fund's Institutional Class shares or Investor Class shares of the Fund, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Institutional Class shares or $10,000 in Investor Class shares of the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,789	$6,001	$10,472	$22,886
Investor Class	$204	$676	$1,175	$2,547

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, the Adviser expects that the Fund's long positions will not exceed approximately 125% of the Fund's net assets.

The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

●	Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.

●	Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31 - Institutional Class

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.76%	(quarter ended December 31, 2022)
Worst Quarter:	-19.48%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns.

	Average Annual Total Returns for the Periods Ended December 31, 2025
Boston Partners Long/Short Equity Fund	1 Year	5 Years	10 Years
Institutional Class
Returns Before Taxes	28.32%	18.84%	9.93%
Returns After Taxes on Distributions(1)	25.75%	14.70%	6.81%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	18.06%	13.83%	6.94%
Investor Class
Returns Before Taxes	27.93%	18.54%	9.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.
(2)	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Managers

Patrick Regan, CFA, Portfolio Manager since 2019.

Purchase and Sale of Fund Shares

Type of Account	Minimum Initial Investment	Minimum Additional
– Institutional Class	$100,000	$5,000
– Investor Class	$2,500	$100

You can purchase and redeem the shares of the Fund only on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. (the “Company”) by the means described below.

Purchase and Redemption By Mail: Boston Partners Long/Short Equity Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Investment Objective

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the tables or the examples below.

	Institutional Class	Investor Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.25%	1.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other expenses	0.16%	0.16%
Short Sales Expenses:
Dividend expense on short sales	0.43%	0.43%
Interest expense on borrowings	0.00%	0.00%
Total annual Fund operating expenses(1)	1.84%	2.09%

(1)	The Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.50% or 1.75% of the average daily net assets attributable to the Fund’s Institutional Class shares or Investor Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class or Investor Class shares are less than 1.50% or 1.75%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Institutional Class shares or $10,000 in Investor Class shares of the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,869	$5,786	$9,955	$21,585
Investor Class	$212	$655	$1,124	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e., sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or "micro") cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts ("REITs"), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Fund may also invest in depositary receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as "junk bonds"). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization, or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund's portfolio or investments will be insulated from market moves or effectively hedged against risk.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to their net asset value ("NAV").

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

●	Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

●	Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited.

●	Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31 - Institutional Class

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.99%	(quarter ended December 31, 2020)
Worst Quarter:	-18.51%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2025
Boston Partners Long/Short Research Fund	1 Year	5 Years	10 Years
Institutional Class
Returns Before Taxes	14.96%	12.49%	6.62%
Returns After Taxes on Distributions(1)	12.33%	9.08%	4.80%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	10.74%	9.20%	4.90%
Investor Class
Returns Before Taxes	14.67%	12.22%	6.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.

(2)	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Managers

Joseph Feeney, Jr., CFA, Chief Executive Officer and Co-Chief Investment Officer of Boston Partners, Portfolio Manager since inception of the Fund.
Scott Burgess, CFA, Portfolio Manager since December 2022.

Purchase and Sale of Fund Shares

Type of Account	Minimum Initial Investment	Minimum Additional
– Institutional Class	$100,000	$5,000
– Investor Class	$2,500	$100

You can purchase and redeem the shares of the Fund only on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. (the “Company”) by the means described below.

Purchase and Redemption By Mail: Boston Partners Long/Short Research Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II

Investment Objective

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares of the Fund, which are not reflected in the tables or the examples below.

	Institutional Class	Investor Class	R6 Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) fees	None	0.25%	None
Other expenses(1)	0.17%	0.17%	0.10%
Acquired Fund Fees and Expenses(2)	0.05%	0.05%	0.05%
Total annual Fund operating expenses	1.07%	1.32%	1.00%
Fee waiver and/or expense reimbursement(3)	-0.08%	-0.08%	-0.08%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.99%	1.24%	0.92%

(1)	“Other Expenses” are estimated for R6 Class shares for the current fiscal year.

(2)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and are estimated for the current fiscal year. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.

(3)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) exceeds 0.99%, 1.24%, or 0.92% of the average daily net assets attributable to the Fund's Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.99%, 1.24%, or 0.92% of the average daily net assets attributable to the Fund's Institutional Class shares, Investor Class shares, or R6 Class shares of the Fund, respectively: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year for Institutional Class shares, Investor Class shares, or R6 Class shares are less than 0.99%, 1.24%, or 0.92%, respectively, or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Institutional Class shares, $10,000 in Investor Class shares, or $1,000,000 in R6 Class shares of the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,010	$3,324	$5,824	$12,985
Investor Class	$126	$410	$716	$1,583
R6 Class	$9,388	$31,045	$54,469	$121,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of December 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index was $804 million and the largest stock was $31.1 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company's first offering of stock to the public.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.  Different risks may be more significant at different times depending on market conditions or other factors.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund's ability to buy or sell such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

●	Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

Total Returns for the Calendar Years Ended December 31- Institutional Class

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.93%	(quarter ended December 31, 2020)
Worst Quarter:	-38.98%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table shows how the average annual returns of the Institutional Class and Investor Class shares for 1 year, 5 year, and 10 year periods compare to the average annual total returns of a broad-based securities market index for the same periods. Performance information is not available for the R6 Class shares of the Fund since the R6 Class shares had not commenced operations prior to the date of this Prospectus. The performance for the R6 Class shares would differ only to the extent that the R6 Class shares have different expenses than the Institutional Class shares.

	Average Annual Total Returns for the Periods Ended December 31, 2025
Boston Partners Small Cap Value Fund II	1 Year	5 Years	10 Years
Institutional Class
Returns Before Taxes	7.50%	9.75%	9.13%
Returns After Taxes on Distributions(1)	5.73%	7.39%	7.52%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	5.74%	7.44%	7.17%
Investor Class
Returns Before Taxes	7.21%	9.48%	8.86%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Investor Class shares will vary.

(2)	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Managers

George Gumpert, CFA, Senior Portfolio Manager since 2005.

Purchase and Sale of Fund Shares

Type of Account	Minimum Initial Investment	Minimum Additional
– Institutional Class	$100,000	$5,000
– Investor Class	$2,500	$100
– R6 Class	$1,000,000*	None
*	Reductions apply to certain eligibility groups. Please see the section entitled “Shareholder Information - R6 Class Shares Eligibility Criteria and Investment Minimum” in the Prospectus.

You can purchase and redeem the shares of the Fund only on days the New York Stock Exchange is open. Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. (the “Company”) by the means described below.

Purchase and Redemption By Mail: Boston Partners Small Cap Value Fund II c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — WPG PARTNERS SELECT SMALL CAP VALUE FUND

Investment Objective

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual Fund operating expenses	1.13%
Fee waiver and/or expense reimbursement(1	-0.03%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.10%

(1)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
Institutional Class	$1,121	$3,561	$6,194	$13,720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 155% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of December 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index is $804 million and the largest stock is $31.1 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks (which include both exchange-listed and over-the-counter ("OTC") securities), the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts ("REITs").

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio manager managing the Fund and the analytical team meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital.

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	OTC Risk. Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange ("NYSE"). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

●	Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it wil improve the Fund’s performance.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

●	Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

●	Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

Performance Information

The bar chart and table below illustrate the performance of the Fund's Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.26%	(quarter ended December 31, 2022)
Worst Quarter:	-16.16%	(quarter ended June 30, 2022)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the one-year and since-inception periods to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Period Ended December 31, 2025
	1 Year	Since Inception December 29, 2021)
WPG Partners Select Small Cap Value Fund
Return Before Taxes	6.63%	9.24%
Return After Taxes on Distributions(1)	5.07%	7.08%
Return After Taxes on Distributions and Sale of Shares	4.48%	6.36%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	10.08%
Russell 2000® Value Benchmark Total Return Index (reflects no deduction for fees, expenses or taxes)	12.59%	4.47%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.

One Beacon Street

Boston, MA 02108

Portfolio Manager

Eric Gandhi, CFA, Portfolio Manager of the Fund since inception in 2021.

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can purchase and redeem Institutional Class shares of the Fund only on days the NYSE is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: WPG Partners Select Small Cap Value Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SUMMARY SECTION — WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

Investment Objective

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.41%
Total annual Fund operating expenses	1.21%
Fee waiver and/or expense reimbursement(1)	-0.11%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.10%

(1)	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund’s total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you hold or sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$1,121	$3,732	$6,544	$14,562

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2025, the portfolio turnover rate for the Fund was 92% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of December 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index is $804 million and the largest stock is $31.1 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts ("REITs").

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund's holdings may change on days when shareholders are not able to purchase or redeem the Fund's shares.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

●	Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

●	Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

●	Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

Performance Information

The bar chart and table below illustrate the performance of the Fund's Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.bostonpartners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	31.12%	(quarter ended December 31, 2020)
Worst Quarter:	-35.92%	(quarter ended March 31, 2020)

The Fund’s Institutional Class year-to-date total return for the three months ended March 31, 2026 was [  ]%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2025
	1 Year	5 Years	10 Years
WPG Partners Small Cap Value Diversified Fund
Return Before Taxes	7.20%	14.13%	8.83%
Return After Taxes on Distributions(1)	4.87%	11.72%	7.11%
Return After Taxes on Distributions and Sale of Shares(2)	5.96%	10.80%	6.63%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Value Benchmark Total Return Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management of the Fund

Investment Adviser

Boston Partners Global Investors, Inc.
One Beacon Street

Boston, MA 02108

Portfolio Managers

Eric Gandhi, CFA, Portfolio Manager of the Fund since 2022.

Richard Shuster, CFA, Portfolio Manager since 2003. Effective June 30, 2026, Mr. Shuster will no longer serve as a portfolio manager.
Gregory Weiss, Portfolio Manager since 2003.

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000
Minimum Additional Investment: $5,000

You can purchase and redeem Institutional Class shares of the Fund only on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals. Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: WPG Partners Small Cap Value Diversified Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Purchase and Redemption By Wire: Request routing instructions by calling U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Transfer Agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

Each of Boston Partners All-Cap Value Fund, Boston Partners Global Equity Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund (collectively referred to as the "Boston Partners Investment Funds" or the "Funds") is a series of the Company, a Maryland Corporation. This section provides some additional information about the Funds' investments and certain portfolio management techniques that certain Funds may use. More information about the Funds' investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information ("SAI").

Investment Objectives

Boston Partners All-Cap Value Fund

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Global Equity Fund

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Long/Short Equity Fund

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

Boston Partners Long/Short Research Fund

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

Boston Partners Small Cap Value Fund II

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Select Small Cap Value Fund

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Small Cap Value Diversified Fund

WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Funds' investment objectives may be changed by the Board of Directors (the “Board”) of the Company without shareholder approval. Shareholders will, however, receive 60 days' prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

Additional Information About the Funds' Principal Investments and Risks

Counterparty Risk. Some of the derivatives entered into by a Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. The participants in the over-the-counter market are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. A counterparty defaulting on its payment obligations to a Fund will cause the value of an investment in the Fund to decrease. If a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by a Fund. When a Fund is required to post margin or other collateral with a counterparty, including with a futures commission merchant or a clearing organization for futures or other derivative contracts, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty's own assets. In the event of the counterparty's bankruptcy or insolvency, a Fund's collateral may be subject to the conflicting claims of the counterparty's creditors and a Fund may be exposed to the risk of being treated as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

A Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a Fund will not sustain a loss on a transaction as a result.

Transactions entered into by a Fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearing houses, custodians, depositories and prime brokers throughout the world. A failure by any such entity may lead to a loss to a Fund.

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (S&P Global Ratings ("S&P") (AAA, AA, A and BBB), Fitch Ratings ("Fitch") (AAA, AA, A and BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value or default.

A security issuer’s default on its payment obligations to a Fund will cause the value of an investment in the Fund to decrease. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

When a Fund invests in over-the-counter derivatives (including options), it assumes a credit risk of the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on any counterparty exposes a Fund to the risk that such counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, causing the Fund to suffer a loss. A counterparty’s default on its payment obligations to a Fund will cause the value of an investment in the Fund to decrease. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

If a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, but they are not guaranteed against price movements due to changing interest rates. From time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government Securities markets and ultimately the Funds. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Currency Risk. A Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, a Fund may incur transaction costs in connection with conversions between various currencies. Currency risk may be particularly high to the extent that a Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information (including private shareholder information), corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund's Adviser and other service providers (including, but not limited to, Fund accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value ("NAV"), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Contracts. Each of the Funds, except for the Boston Partners Small Cap Value Fund II, may, but need not, use derivative contracts for any of the following purposes:

●	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased; or

●	As a substitute for buying or selling currencies or securities.

●	To seek to enhance the Fund's return in non-hedging situations.

Derivative contracts in which the Funds (except for the Boston Partners Small Cap Value Fund II) may invest include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate, total return or currency swaps. The Boston Partners Long/Short Research Fund, WPG Partners Select Small Cap Value Fund, WPG Partners Small Cap Value Diversified Fund, and the Boston Partners Global Equity Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company's use of derivatives and certain related investments. Rule 18f-4 under the 1940 Act imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Funds to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Liquidity of Futures Contracts. Futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be entered into nor liquidated unless traders are willing to effect trades at or within the limit. Futures prices have occasionally moved beyond the daily limits for several consecutive days with little or no trading. OTC instruments generally are not as liquid as instruments traded on recognized exchanges. These constraints could prevent a Fund from promptly liquidating unfavorable positions, thereby subjecting the Fund to substantial losses. In addition, the Commodity Futures Trading Commission ("CFTC") and various exchanges limit the number of positions that a Fund may indirectly hold or control in particular commodities.

Non-U.S. Futures Transactions. Foreign futures transactions involve the execution and clearing of trades on a foreign exchange. This is the case even if the foreign exchange is formally "linked" to a domestic exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No domestic organization regulates the activities of a foreign exchange, including the execution, delivery, and clearing of transactions on such an exchange, and no domestic regulator has the power to compel enforcement of the rules of the foreign exchange or the laws of the foreign country. Moreover, such laws or regulations will vary depending on the foreign country in which the transaction occurs. For these reasons, a Fund may not be afforded certain of the protections that apply to domestic transactions. In particular, funds received from a Fund to margin (collateralize) foreign futures transactions may not be provided the same protections as funds received to margin futures transactions on domestic exchanges. In addition, the price of any foreign futures or option contract and the resulting potential profit or loss, may be affected by any fluctuation in the foreign exchange rate between the time the order is placed and the foreign futures contract is liquidated or the foreign option contract is liquidated or exercised.

Forward Contracts. The Funds (except for the Boston Partners Small Cap Value Fund II) may utilize forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which a Fund maintains accounts may require the Fund to deposit margin for such trading. A Fund's counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that a Fund's investment adviser would otherwise recommend, to the possible detriment of the Fund.

Swap Agreements. Swap agreements can be individually structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form of swap agreement.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from a Fund. A Fund must be prepared to make swap payments when due. In addition, the value of a swap agreement is likely to decline if the counterparty's creditworthiness declines. Such a decrease in value might cause a Fund to incur losses.

Interest Rate Swaps, Total Return Swaps, Credit Default Swaps and Options on Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

Total return swaps are contracts that obligate one party to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

Options on swaps ("swaptions") are options to enter into a swap agreement. The Funds may also purchase and write (sell) swaptions. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The Funds, except for the Boston Partners Small Cap Value Fund II, may enter into the transactions described above to seek to increase total return (which is considered a speculative activity). The use of swaps and swaptions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Equity and Equity-Related Securities. Each of the Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund's NAV to fluctuate. The number of issuers in the Funds' portfolios will vary over time.

Exchange-Traded Funds (ETFs). Each Fund may invest in ETFs to the extent permitted by the 1940 Act and applicable SEC orders. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs may seek to track a specified securities index or a basket of securities that an "index provider," such as S&P Global, selects as representative of a market, market segment or industry sector. The portfolio of such an ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, the ETF typically is designed so that its performance will correspond closely with that of the index it tracks. In some cases, an ETF may be actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection, and the individual investments in an actively-managed ETF may not perform as well as its investment adviser and/or sub-advisers expected, and/or the actively-managed ETF's portfolio management practices do not work to achieve their desired result. As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

The market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. An ETF’s market price may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the ETF shares bought or sold. An active trading market for shares of the ETF may not develop or be maintained. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, which could also lead to variances between the market price of the ETF’s shares and the underlying value of those shares. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the "ask" price quotes by a seller and the "bid" price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to their NAV.

Fixed Income Investments. The Boston Partners All-Cap Value Fund, WPG Partners Select Small Cap Value Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Long/Short Equity Fund, and the Boston Partners Long/Short Research Fund may each invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund's portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund's minimum accepted credit rating after their purchase. Periods of rising interest rates may result in decreased liquidity and increased volatility in the fixed income markets.

Foreign Custody Risk. Each of the Funds may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Securities. Each of the Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) directly or through American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or International Depositary Receipts ("IDRs"). Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

In addition, the Funds may also invest in securities denominated in foreign currencies and in multinational currencies such as the Euro. The Funds will value their securities and other assets in U.S. dollars. Investments in securities of foreign issuers and securities denominated in foreign currencies involve special risks which include more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund's assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging and frontier markets. Frontier markets are a sub-set of emerging markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the price of a Fund’s Shares to decline. In addition, emerging markets and frontier countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging and frontier market countries, which could negatively affect the Adviser's ability to evaluate local companies or their potential impact on a Fund's performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging and frontier markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

The Boston Partners Global Equity Fund will normally invest a significant portion of their assets in the equity securities and equity-related instruments issued by non-U.S. companies. The Fund may invest in securities denominated in the currencies of a variety of developed, emerging and frontier market countries. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. The Adviser may, from time to time, but is not required to, hedge foreign currency exposure in the Fund’s portfolios. Further, the Fund may also from time to time enter into speculative currency positions independent of other positions in the Fund’s portfolios.

The Boston Partners Global Equity Fund may also invest in participatory notes. Participatory notes (commonly known as "P-notes") are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

In June 2016, the UK approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and the EU signed the Trade and Cooperation Agreement ("TCA") on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. While the long-term effects of Brexit are currently unknown, Brexit has already resulted in volatility in European and global markets. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Funds' investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Israel, Hamas and other militant groups in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Funds' investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Funds from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Funds' ability to achieve their investment objectives, prevent the Funds from receiving payments otherwise due, increase diligence and other similar costs to the Funds, render valuation of affected investments challenging, or require the Funds to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Funds' performance with respect to such investments, and thus the Funds' performance as a whole.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect a Fund’s performance.

IPO Risk. Each of the Funds may invest in IPOs. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Large Shareholder Transactions Risk. Each of the Funds may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in a Fund’s expense ratio due to a smaller asset base. However, this risk may be limited to the extent that the Adviser and a Fund have entered into a fee waiver and/or expense reimbursement arrangement. Large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk. A Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid investments or instruments. Derivatives, such as swaps, options and warrants, may not be readily marketable and, therefore, may be deemed to be illiquid. An illiquid investment is an investment that a Fund reasonably expects can not be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Investments in illiquid assets involve the risk that a Fund may be unable to sell the asset or sell it at a reasonable price. In addition, a Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

Pursuant to Rule 22e-4, under the 1940 Act (“Rule 22de-4” or the "Liquidity Rule") the Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the rule. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

An investment in derivatives is also subject to the risk that a Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, a Fund may be exposed to the risk of additional losses due to such delays.

Management Risk. Each Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the Adviser believes to be undervalued and short positions in stocks the Adviser believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

Market Risk. A Fund’s NAV and investment return will fluctuate based upon changes in the value of its investments. The market value of a Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. There is no assurance that a Fund will realize its investment objective, and an investment in a Fund is not, by itself, a complete or balanced investment program. You could lose money on your investment in a Fund, or a Fund could underperform other investments.

Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, war, natural disasters, terrorism, conflicts and social unrest may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

The COVID-19 pandemic negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The impact of these events and other epidemics or pandemics in the future could adversely affect a Fund's performance.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for a State or municipality include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in a State's or municipality's infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact a State's or municipality's financial plan in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. A Fund cannot predict the effects of or likelihood of such events on the U.S. and world economies. A Fund could be materially impacted by such events which may, in turn, negatively affect the value and performance the Fund.

Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

Micro-Cap Companies Risk. Each of the Funds may invest in micro-cap companies. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited. Thus, the Fund’s NAV may increase and decrease by a greater percentage than the share prices of mutual funds that invest in the stocks of large capitalization companies.

Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Additionally, mid-capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

OTC Risk. Securities traded on OTC markets are not listed and traded on an organized exchange such as the NYSE. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks. The Fund may hold these stocks, which have considerable risks. First, it may be difficult to obtain financial data on such stocks. This makes fundamental analysis very difficult. Second, these classes of stocks are notoriously difficult to sell, meaning there will be some liquidity risk associated with holding them. OTC investments are generally limited to equities with sufficient liquidity.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by "sweeping" excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. Investments in issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act will be considered illiquid investments and would be subject to a Fund's 15% limitation on investments in illiquid investments.

Rule 12d1-4 under the 1940 Act permits funds to invest in other investment companies in excess of the limits described above. Rule 12d1-4 imposes conditions, including limits on control and voting of acquired funds' shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Portfolio Concentration. Under normal market conditions, the Boston Partners Global Equity Fund portfolio will generally be diversified by country and geographic region.

Portfolio Turnover. Each of the Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds' performance.

Private Investments in Public Equity. The WPG Partners Select Small Cap Value Fund and WPG Partners Small Cap Value Diversified Fund may purchase equity securities in private placements that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPEs"). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Funds cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Please see the Funds' SAI for more information regarding illiquid investments.

REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Securities Lending. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund's total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Small-Cap Companies Risk. The Funds may invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

Some small capitalization equity securities in which the Funds invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for a Fund to dispose of a substantial block of such securities. The sale by a Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Short Sales. The Boston Partners Long/Short Equity Fund and the Boston Partners Long/Short Research Fund will engage in short sales, and the Boston Partners All-Cap Value Fund may engage in short sales — including those that are not "against the box," which means that each Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the 1940 Act. In a typical short sale, the Funds borrow from a broker a security in order to sell the security to a third party. The Funds are then obligated to return a security of the same issuer and quantity at some future date. The Funds realize a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales "against the box" may protect the Funds against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of each Fund's loss on a short sale is potentially unlimited.

Special Situations Risk. The WPG Funds may seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Funds.

Unseasoned Issuers Risk. The Boston Partners Long/Short Equity Fund and the Boston Partners Long/Short Research Fund may invest in unseasoned issuers' securities. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Broad-Based Securities Market Indices

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The MSCI Emerging Markets Index - Net Return is a subset of the MSCI Emerging Markets Index that reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do no benefit from double taxation treaties. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI World Index - Net Return is a subset of the MSCI Emerging Markets Index that reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do no benefit from double taxation treaties. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. As of [  ], 2026, the median market capitalization of the companies in the Russell 2000® Value Index was $[  ] million and the largest stock was $[  ] billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of [  ], 2026, the median market capitalization of the companies in the Russell 3000® Value Index was $[  ] billion and the largest stock was $[  ] trillion. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately [  ]% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

The complete portfolio holdings (or long positions only with respect to the Boston Partners All-Cap Value Fund) of each of the Funds are publicly available on the Adviser's website at www.bostonpartners.com as of the end of each calendar month, 15 business days following the month end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser

Boston Partners Global Investors, Inc. provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Board, the Adviser manages the Funds' portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds' respective investment objectives and policies.

The Adviser, located at One Beacon Street, Boston, MA 02108, is a subsidiary of ORIX Corporation Europe N.V. (formerly Robeco Groep N.V.), a Dutch public limited liability company ("ORIX Europe"). Founded in 1929, ORIX Europe is one of the world’s oldest asset management organizations. ORIX Europe is owned by ORIX Corporation, an integrated financial services group based in Tokyo, Japan.

Investment Advisory Agreement

For its services to the Funds, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of a Fund’s average daily net assets as follows:

Fund	Advisory fee as a percentage of average daily net assets
Boston Partners All-Cap Value Fund	0.70%
Boston Partners Global Equity Fund	0.90%
Boston Partners Long/Short Equity Fund	1.60%
Boston Partners Long/Short Research Fund	1.25%
Boston Partners Small Cap Value Fund II	0.85%
WPG Partners Select Small Cap Value Fund	0.90%
WPG Partners Small Cap Value Diversified Fund	0.80% of average daily net assets up to $500 million, and 0.75% of average daily net assets in excess of $500 million

Until December 31, 2027, the Adviser has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Funds as shown below. (excluding certain items discussed below), respectively. There can be no assurance that the Adviser will continue such waivers after their termination date. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund's net annualized expense ratio to exceed the applicable expense limitation: short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes:

Fund	Institutional Class	Investor Class	R6 Class
Boston Partners All-Cap Value Fund	0.80%	1.05%	0.74%
Boston Partners Global Equity Fund	0.95%	N/A	0.87%
Boston Partners Long/Short Equity Fund	1.70%	1.95%	N/A
Boston Partners Long/Short Research Fund	1.50%	1.75%	N/A
Boston Partners Small Cap Value Fund II	0.99%	1.24%	0.92%
WPG Partners Select Small Cap Value Fund	1.10%	N/A	N/A
WPG Partners Small Cap Value Diversified Fund	1.10%	N/A	N/A

If at any time a Fund’s total annual Fund operating expenses for a year are less than the Fund's respective expense limitation (as noted above), the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

A discussion regarding the basis for the Board’s renewal of the Funds' Advisory Agreement with the Adviser is available in the Funds' annual financial statements on Form N-CSR to shareholders for the fiscal year ended August 31, 2025.

Portfolio Managers

The investment results for different strategies of the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Adviser.

This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares in the Funds.

Boston Partners All-Cap Value Fund

Duilio Ramallo, CFA, is the primary portfolio manager for the Fund.

Mr. Ramallo is a senior portfolio manager of the Adviser. He is responsible for managing the Boston Partners Premium Equity portfolios. Prior to assuming this role, he was the assistant portfolio fund manager for Boston Partners Small Cap Value portfolios and a research analyst. Mr. Ramallo joined the firm in 1995. He joined the firm from Deloitte & Touche LLP, where he spent three years, most recently in the Los Angeles office. He holds a B.A. degree in economics/business from the University of California, Los Angeles and an M.B.A. degree from the Anderson Graduate School of Management at UCLA. Mr. Ramallo holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 1995.

For the fiscal year ended August 31, 2025, the Fund paid 0.65% (expressed as a percentage of average net assets) to the Adviser for its services.

Boston Partners Global Equity Fund

Christopher Hart, CFA, Joshua Jones, CFA, and Soyoung Song serve as portfolio managers for the Fund.

Mr. Hart is an equity portfolio manager for the Fund. Prior thereto, he was an assistant portfolio manager for the Boston Partners Small Cap Value products for three years. Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He began his career in the investment industry in 1991.

Mr. Jones is a portfolio manager of the Fund and also has research responsibilities for the Adviser's Boston Partners investment team, specializing in the energy, metals and mining sectors of the equity market and is a global generalist. Mr. Jones has been with Boston Partners since 2006. He joined the firm from Cambridge Associates where he was a consulting associate specializing in hedge fund clients. Mr. Jones holds a B.A. degree in economics from Bowdoin College. He holds the Chartered Financial Analyst designation. He began his career in the investment industry in 2004.

Mr. Song is a portfolio manager for the Fund, and is a portfolio manager of the Boston Partners Global Equity, Global Long/Short Equity, and International Equity strategies. Previously, he served as an equity analyst, specializing in developed non-U.S. industrials, materials, and transportation sectors of the equity market. Before joining Boston Partners in April 2019, he was a managing director at ThornTree Capital with responsibility for its global industrials long/short portfolio. Prior to that, Mr. Song was a managing director at Bain Capital’s Brookside Fund where he co-managed its global industrials long/short portfolio. He began his investing career at Bain Capital in its North American private equity practice. Before transitioning to a career in investments, he was a consultant at McKinsey & Company. Mr. Song earned an M.B.A. from Harvard Business School, an M.Sc. in Clinical Medicine from Oxford University, and an A.B. in Biochemical Sciences from Harvard College, where he graduated summa cum laude. Mr. Song began his career in the investment industry in 2005.

For the fiscal year ended August 31, 2025, the Boston Partners Global Equity Fund paid 0.74% (expressed as a percentage of average net assets) to the Adviser for its services.

Boston Partners Long/Short Equity Fund

Patrick Regan, CFA, serves as the sole portfolio manager of the Fund.

Mr. Regan is a portfolio manager for the Boston Partners Long/Short Equity Fund. Prior to this role, he was a long/short generalist with Boston Partners specializing in fundamental research of stocks held in Boston Partners’ Long/Short Equity products. He rejoined the firm after spending nearly six years with Westfield Capital, where he managed the financial sector sleeves of Westfield Capital’s small, small/mid, mid, large and all cap funds. He was also a voting member on the Westfield Investment Committee.  Before that, Mr. Regan was a research analyst with Boston Partners Asset Management for ten years, where he covered numerous market sectors, including the financial, consumer, and software sectors.  He began his post-graduate career at Broadview International, LLC, where he was an associate specializing in technology mergers and acquisitions.  Mr. Regan holds a B.A. degree in economics from Colby College, and an M.B.A. degree from The Wharton School at the University of Pennsylvania. He holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 1995.

For the fiscal year ended August 31, 2025, the Fund paid 1.65% (expressed as a percentage of average net assets) to the Adviser for its services.

Boston Partners Long/Short Research Fund

Joseph Feeney, Jr., CFA, and Scott Burgess, CFA, serve as portfolio managers for the Fund.

Mr. Feeney is Chief Executive Officer and Co-Chief Investment Officer for Boston Partners. He is responsible for the firm's strategic, financial and operating decisions, and all aspects of investment management including the firm's fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston. He began his career in the investment industry in 1985.

Mr. Burgess is an equity analyst with Boston Partners, specializing in the technology and electronics sectors of the equity market. He joined the firm after spending three years with Putnam Investments where he was a senior investment associate. Mr. Burgess holds a B.S. degree in economics and a B.S. degree in chemical engineering from The Wharton School and The School of Engineering and Applied Science, respectively, at the University of Pennsylvania. He also holds an M.B.A. degree from the University of Chicago Graduate School of Business. He holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 1999.

For the fiscal period ended August 31, 2025, the Fund paid 1.25% (expressed as a percentage of average net assets) to the Adviser for its services.

Boston Partners Small Cap Value Fund II

George Gumpert, CFA, serves as the sole portfolio manager of the Fund.

Mr. Gumpert is a Senior Portfolio Manager for the Boston Partners Small Cap Value products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. He joined the firm in 2000 from AIG International Asset Management where he was a commodities analyst. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst designation. He began his career in the investment industry in 1999.

For the fiscal year ended August 31, 2025, the Fund paid 0.82% (expressed as a percentage of average net assets) to the Adviser for its services.

WPG Partners Select Small Cap Value Fund

Eric Gandhi, CFA, serves as portfolio manager for the Fund.

Mr. Gandhi is the lead portfolio manager for the WPG Partners Small Cap Value team and sole portfolio manager of WPG Select Small Cap Value. He joined WPG Partners in July 2012 as a research analyst with a concentration in the technology, media, telecom, and consumer sectors. Prior to joining the firm, Mr. Gandhi was an Associate in the investment banking division at Needham & Company. He graduated with a B.S. from the University of Maryland and received an M.B.A. from Columbia Business School, where he currently teaches Applied Value Investing as an adjunct professor. Mr. Gandhi holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 2007.

For the fiscal year ended August 31, 2025 the Fund paid 0.94% (expressed as a percentage of average net assets) to the Adviser for its services.

WPG Partners Small Cap Value Diversified Fund

Eric Gandhi, CFA, Richard Shuster, CFA, and Gregory Weiss serve as portfolio managers for the Fund. Effective June 30, 2026, Mr. Shuster will no longer serve as a portfolio manager, and instead assume the role of Senior Adviser at the firm.

Mr. Gandhi is the lead portfolio manager for the WPG Partners Small Cap Value team and sole portfolio manager of WPG Select Small Cap Value. He joined WPG Partners in July 2012 as a research analyst with a concentration in the technology, media, telecom, and consumer sectors. Prior to joining the firm, Mr. Gandhi was an Associate in the investment banking division at Needham & Company. He graduated with a B.S. from the University of Maryland and received an M.B.A. from Columbia Business School, where he currently teaches Applied Value Investing as an adjunct professor. Mr. Gandhi holds the Chartered Financial Analyst® designation. He began his career in the investment industry in 2007.

Mr. Shuster is a portfolio manager for the WPG Partners Small Cap Value team. He joined WPG Partners in mid-1999 to head the firm’s Small Cap Value team. He joined the firm from APM Partners, where he was a Managing Partner responsible for managing a small-cap value hedge fund. Mr. Shuster began his investment career as a financial analyst with Donaldson Lufkin & Jenrette, later moving to First City Capital, where he spent three years as a Vice President, research analyst. Previously, he was a portfolio manager with Value Equity Associates where he co-managed an event-driven stock portfolio. He holds a B.S. in Economics from the University of Pennsylvania and the Chartered Financial Analyst® designation. Mr. Shuster began his career in the investment industry in 1983, specializing in small-cap equity investing since 2000.

Mr. Weiss is a portfolio manager for the WPG Partners Small Cap Value team. He joined WPG Partners in mid-1999 from Bear Stearns where he began his investment career in 1995 as an equity analyst, responsible for covering the building materials, nonferrous metals, steel, and steel-related industries. Mr. Weiss holds a B.A. in Psychology from Cornell University. He began his career in the investment industry in 1993.

For the fiscal year ended August 31, 2025, the Fund paid 0.69% (expressed as a percentage of average net assets) to the Adviser for its services.

Marketing Arrangements

The Adviser or their affiliates may pay additional compensation, out of profits derived from the Adviser's management fees and not as an additional charge to the Funds managed by the Adviser, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares ("revenue sharing"). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in this Prospectus or the SAI. Examples of "revenue sharing" payments include, but are not limited to, payment to financial institutions for "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Adviser access to the financial institution's sales force, conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution's customers.

Other Service Providers. The following chart shows the Funds' service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services	Principal Underwriter Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101	Transfer Agent and Dividend Disbursing Agent U.S. Bank Global Fund Services 615 East Michigan Street* Milwaukee, WI 53202
Facilitates the distribution of shares and provides administrative services to beneficial shareholders of each Fund.

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

*Do not use this address for purchase and redemptions. Please see “Purchase of Fund Shares” and “Redemption of Fund Shares” sections for further instructions.

Asset Management	Investment Adviser Boston Partners Global Investors, Inc. One Beacon Street Boston, MA 02108	Custodian U.S. Bank, N.A. 1555 North Rivercenter Drive Milwaukee, WI 53212
	Manages the Funds’ investment activities.	Holds the Funds’ assets, settles all portfolio trades and collects income and maturity proceeds.

Fund Operations

Administrator and Fund Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Provides facilities, equipment and personnel to carry out administrative services related to the Funds and calculates each Fund’s net asset value, dividends and distributions.

Board of Directors Supervises the Funds’ activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares, Investor Class shares, and R6 Class shares of the Funds ("Shares") are priced at their NAV. The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Class of Shares
NAV =	-	Value of Liabilities Attributable to the Class of Shares
Number of Outstanding Shares of each Class of Shares

Each Fund's NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency. Each Fund will effect purchases and redemptions of Shares at the NAV next calculated after receipt by the Transfer Agent of your purchase order or redemption request in good order (as described below). If a Fund holds securities that are primarily held on non-U.S. exchanges, the NAV of the Fund's Shares may change on days when shareholders will not be able to purchase or redeem the Fund's Shares.

A Fund's equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System ("NASDAQ"). Equity securities listed on the NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, equity securities will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund's portfolio, since these securities are traded on foreign exchanges.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs, REITs and closed-end investments companies will be valued at their market price.

If market quotations are unavailable or deemed unreliable by the Funds' administrator, in consultation with the Adviser, securities will be valued by the Adviser, as the Fund’s valuation designee (the "Valuation Designee"). in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its Shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Board. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Market Timing

In accordance with the policy adopted by its Board, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder's privilege to purchase Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company's (or the Adviser's) judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of the Company (or the Adviser), has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds generally limit the number of exchanges to six (6) exchanges per year and one exchange per calendar month. The Funds may waive such exchange limits in certain circumstances. For further information on exchanges, please see the section titled "Shareholder Information — Exchange Privilege."

Pursuant to the policy adopted by the Board, the Adviser has developed criteria that they use to identify trading activity that may be excessive. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor's account with the Fund.

If necessary, the Company may prohibit additional purchases of Shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers' trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company's excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Shareholder Service Fees

The Board has adopted a Shareholder Services Plan (the "Plan") for the Institutional Class Shares of the WPG Partners Select Small Cap Value Fund and the WPG Partners Small Cap Value Diversified Fund authorizing these Funds to pay securities dealers, plan administrators or other service organizations ("Service Organizations") who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional Class Shares of the Funds a service fee at an annual rate of up to 0.25% of the average daily net asset value of Institutional Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Fund. Please find more information on Service Organizations under the section entitled "Purchase of Fund Shares — Purchases through Intermediaries" in this Prospectus. As of the date of this Prospectus, the Board has determined not to implement the Plan for the WPG Partners Select Small Cap Value Fund.

Class R6 Shares Eligibility Criteria and Investment Minimums

R6 Class shares of the Boston Partners All-Cap Value Fund, Boston Partners Global Equity Fund, and Boston Partners Small Cap Value Fund II are offered exclusively to the following types of investors subject to the minimum initial account size specified below.

The minimum initial investment requirement for Class R6 shares is $1 million. There is no minimum for qualified and non-qualified plan investors, certain eligible qualifying investment product platforms, Board of Trustees, employees of the advisor or its affiliates, employees of the advisor, and members of the Funds’ portfolio management team and spouses and children (under age 21) of the aforementioned. There are no subsequent investment requirements.

Investors, financial advisors and affiliated entities (e.g. affiliated financial intermediaries) may aggregate accounts for purposes of determining whether the above minimum investment requirements have been met. Investors or financial advisors may also enter into a letter of intent indicating that they intend to meet the applicable minimum investment requirement within an 18-month period.

Any of the above eligible investors may invest either directly or through a financial advisor or other intermediaries not enumerated above.

R6 Class shares are available directly from the Funds, or through certain financial intermediaries that have entered into appropriate agreements with the Funds' Distributor.

R6 Class shares do not pay commissions or Rule 12b-1 Plan fees or make administrative or service payments to financial intermediaries in connection with investments in R6 Class shares. However, the Adviser or its affiliates may pay financial intermediaries for the sale of Fund shares or other services, including with respect to investments in R6 Class shares.

Some financial intermediaries may not offer R6 Class shares or may impose different or additional eligibility and minimum investment requirements, including limiting the availability of R6 Class shares to certain of the eligibility groups enumerated above. The Adviser has the discretion to further modify, waive or reduce the above minimum investment requirements.

Financial intermediaries may offer different share classes of the Funds on investment platforms with different services and/or fees. Some financial intermediaries do not offer all share classes of the Funds on all investment platforms or to all customers. The availability of a class of a Fund’s shares may depend on the policies, procedures and investment platforms of the financial intermediary.

There is no minimum subsequent investment amount for R6 Class shares. If a shareholder’s account size declines below the minimum initial investment amount described above, other than as a result of a decline in the NAV per share, the Funds reserve the right, upon 60 days’ written notice, to (a) convert the shareholders’ R6 Class shares, at NAV, to the lowest fee share class for which the shareholder is then eligible, or (b) redeem, at NAV, the R6 Class shares of the shareholder in accordance with the section entitled “Redemption of Fund Shares - Involuntary Redemption.”

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by Quasar Distributors, LLC (the "Distributor"), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), a broker-dealer registered with the SEC. Institutional Class shares and the Investor Class shares of the Funds are available for purchase by investors who meet the investment minimums described below under "General." An exchange between the Institutional Class shares and the Investor Class shares of any Fund is generally not permitted.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund's NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, the Adviser or its affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the "Service Fee") relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

The Funds may enter into agreements with Service Organizations pursuant to which a Fund will pay a Service Organization for networking, sub-transfer agency, sub-administration and/or sub-accounting services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by the Service Organization or (2) a fixed dollar amount for each account serviced by the Service Organization. The aggregate amount of these payments may be substantial.

Institutional Class shares may also be available on brokerage platforms of firms that have agreements with the Company to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Institutional Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in good order as described below. The Funds' NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund for Institutional Class, R6 Class, and Investor Class shares is $100,000, $1,000,000, and $2,500, respectively, and the minimum additional investment for Institutional Class and Investor Class shares is $5,000 and $100, respectively. There is no minimum additional investment amount for R6 Class shares. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can purchase Shares of each Fund only on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. Subject to acceptance by the Funds, an account may be opened by completing and signing an account application and mailing it to the Funds at the address noted below, together with a check payable to Boston Partners Investment Funds. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Regular Mail:	Overnight Mail:
Boston Partners Investments Funds c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Boston Partners Investment Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Shares will be purchased at the NAV next computed after the time the application and funds are received in proper order and accepted by the Funds. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

Initial Investment By Wire. If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank N.A.

777 East Wisconsin Ave

Milwaukee WI 53202

ABA 075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

For Further Credit to:

Boston Partners Investment Funds

(shareholder registration)

(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By wire

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Telephone Purchase. Investors may purchase additional shares of the Funds by calling 1-888- 261-4073. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000 and $100 for Institutional Class shares and Investor Class shares, respectively) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]), by electronic funds transfer through the ACH network as indicated under “Telephone Purchase”, or by wiring monies as outlined under "Initial Investment by Wire." There is no minimum additional investment amount for R6 Class shares. Initial and/or additional purchases made by check or electronic funds transfer through the ACH network cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase. This delay will not apply if you purchased your shares via wire payment.

Automatic Investment Plan. Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through an automatic investment plan (the “Automatic Investment Plan”). The Automatic Investment Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, bi-monthly, quarterly, or semi-annual basis. In order to participate in the Automatic Investment Plan, each purchase for Institutional Class shares must be in the amount of $5,000 or more ($50 or more for the WPG Partners Small Cap Value Diversified Fund) and each purchase for Investor Class shares must be in the amount of $100 or more. Your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Automatic Investment Plan, please complete the Automatic Investment Plan section on the account application or call the Funds’ transfer agent at 1-888-261-4073 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

Retirement Plans. The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-888-261-4073 for information on:

●	Individual Retirement Plan, including Traditional IRAs and Roth IRAs

●	Small Business Retirement Plans, including Simple IRAs and SEP IRAs

●	Coverdell Education Savings Accounts

There may be special distribution requirements for retirement accounts, such as required distributions or mandatory federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Purchases in Kind. In certain circumstances, Shares of the Funds may be purchased "in kind" (i.e., in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company's valuation procedures. Securities accepted by the Funds will be valued, as set forth in this Prospectus, as of the time of the next determination of NAV after such acceptance. The Shares of the Funds that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds by the investor upon receipt from the issuer. The Funds will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Funds and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to the Board’s discretion, the Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. Subject to the Board’s discretion, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Fee-based advisory model programs or financial advisors who manage fee-based wrap accounts that systematically trade in and out of the closed Fund based on model portfolio allocations;

b.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company;

c.	Existing and future clients of registered investment advisers and planners whose clients already hold Shares of the closed Fund on transaction fee and non-transaction fee platforms;

d.	Existing and future clients of consultants whose clients already hold shares of the closed Fund;

e.	Certain financial intermediaries by arrangement with the Company;

f.	Employees of the Adviser and their spouses, parents and children;

g.	Directors of the Company; and

h.	Defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

Other persons who are shareholders of other Boston Partners Investment Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board’s discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Adviser is authorized to waive the minimum initial and subsequent investment requirements.

The Adviser reserves the right to close the Boston Partners Long/Short Equity Fund to new investments from time to time at its discretion, should the assets of the Fund decline by more than 5% from the date of the last closing of the Fund. In addition, if the Adviser closes the Boston Partners Long/Short Equity Fund, the Adviser has discretion to open the Fund thereafter should the assets of the Fund increase by more than 5% from the date of the last reopening of the Fund. Subject to the approval of the Board, the Adviser may also choose to close the Boston Partners Long/Short Equity Fund to new investments at any time, and may subsequently open the Fund again should concerns regarding the Fund’s size recur.

Good Order. A purchase request is considered to be in good order when the purchase request includes the name of the Fund, the dollar amount of shares to be purchased, your account application or investment stub, and a check payable to the Fund. Purchase requests not in good order may rejected.

Customer Identification Program. Please note that the Transfer Agent must verify certain information on your account application as part of the Company’s Anti-Money Laundering Program. You must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Applications without the required information will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor's Shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's Shares when an investor's identity cannot be verified.

Redemption of Fund Shares

Normally, your investment professional will send your request to redeem Shares to the Transfer Agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name.

Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

IRA and Other Retirement Plan Redemptions

If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

Shares held in IRA accounts may be redeemed by telephone at 1-888-261-4073. Investors will be asked whether or not to withhold taxes from any distribution.

Redemption By Mail. Your redemption request should be sent to:

Boston Partners Investment Funds

c/o U.S. Bank Global Fund Services

PO Box 219252

Kansas City, MO 64121-9252

If sent by overnight mail to:

Boston Partners Investment Funds

c/o U.S. Bank Global Fund Services

801 Pennsylvania Avenue, Suite 219252

Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

●	If ownership is being changed on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption By Telephone. Unless you have declined telephone transaction privileges on your account application, you may redeem your shares by telephone by calling the Transfer Agent at 1-888-261-4073. Adding telephone redemption to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.

Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan — WPG Partners Small Cap Value Diversified Fund. As another convenience, you may redeem your WPG Partners Small Cap Value Diversified Fund shares through a systematic withdrawal plan (the “Systematic Withdrawal Plan”). Under the Systematic Withdrawal Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Systematic Withdrawal Plan, your account balance must be at least $10,000 and each payment should be a minimum of $50. If you elect this method of redemption, the WPG Partners Small Cap Value Diversified Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The Systematic Withdrawal Plan may be terminated at any time by the WPG Partners Small Cap Value Diversified Fund. You may also elect to terminate your participation in the Systematic Withdrawal Plan at any time by contacting the Transfer Agent in writing or by telephone at least five (5) days prior to the next withdrawal.

A withdrawal under the Systematic Withdrawal Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder's account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of a Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check or electronic funds transfer through the ACH network may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC and the Company's Policy and Procedures Related to the Processing of In-Kind Redemptions. The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio securities. In stressed market conditions, redemption methods may include redeeming in kind.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Good Order. A redemption request is considered to be in good order when the redemption request includes the name of the Fund, the number of shares or dollar amount to be redeemed, the account number, and signatures by all of shareholders whose names appear on the account registration with a signature guarantee, if applicable. Redemption requests not in good order may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. The Boston Partners Investment Funds reserve the right, at their sole discretion, to change or discontinue the exchange privilege, or temporarily suspend the privilege during unusual market conditions when, in the judgment of management, such change or discontinuance is in the best interests of the Funds. A shareholder may exchange Institutional Class, Investor Class, or R6 Class shares of any Boston Partners Investment Fund for Institutional Class, Investor Class, or R6 Class shares, respectively, in an identically registered account of another Boston Partners Investment Fund. Such an exchange will be effected at the NAV of the exchanged Institutional Class, Investor Class, or R6 Class shares and the NAV of the Institutional Class, Investor Class, or R6 Class shares to be acquired next determined after the Transfer Agent’s receipt of a request for an exchange. An exchange of Shares of one Boston Partners Investment Fund for Shares of another Boston Partners Investment Fund will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above). Defined contribution plans are not subject to the above exchange limitations.

Shares of each class of a Boston Partners Investment Fund represent equal pro rata interests in the Funds and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares can be expected to differ from the total return on Investor Class or R6 Class Shares. Shareholders who exercise the exchange privilege will generally not recognize a taxable gain or loss for federal income tax purposes on an exchange of Investor Class Shares for Institutional Class Shares of the same Boston Partners Investment Fund. Under Internal Revenue Code section 1036, an exchange of shares of one class for shares of another class of the same Fund constitutes a nontaxable exchange for federal income tax purposes, and your basis and holding period for your existing shares will carry over to your new shares. The Funds intend to report any such exchange as an entirely nontaxable transaction.

If the exchanging shareholder does not currently own Institutional Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption by Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days' written notice to shareholders.

If a shareholder wants to exchange Shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund's minimum investment requirement for a new account. If a shareholder wants to exchange Shares into an existing account, the dollar value of the Shares must equal or exceed the Fund's minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

In addition, beneficial holders with financial intermediary sponsored fee-based programs are eligible to exchange their shares in a particular share class of a Fund for Shares in a different share class of a Fund if the shareholder meets the eligibility requirement for that class of Shares or the shareholder is otherwise eligible to purchase that class of shares. Such an exchange will be affected at the NAV of the shares next calculated after the exchange request is received by the Transfer Agent in good order. Investors who hold Institutional Class Shares of any Boston Partners Investment Fund through a financial intermediary sponsored fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Institutional Class Shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Institutional Class Shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to the Adviser's website at www.bostonpartners.com or a free copy may be obtained by calling 1-888-261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for a Fund to avoid U.S. federal tax. The Funds' distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

All distributions will be reinvested in Fund shares unless you elect to receive cash. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current NAV, and to reinvest all subsequent distributions. You may change the distribution option on your account at any time. You should notify the Transfer Agent in writing or by telephone at least five (5) days prior to the next distribution.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional Shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund Shares. The maximum federal long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the Shares of the corporation paying the qualifying dividend).The amount of a Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

A Fund may make distributions to you of “section 199A dividends” with respect to qualified dividends that it receives with respect to such Fund’s investments in REITs. A section 199A dividend is any dividend or part of such dividend that the Fund pays to you and reports as a section 199A dividend in written statements furnished to you. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from a REIT reduced by the Fund’s allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund’s Shares and satisfied certain other conditions. For the lower rates to apply, you must have owned your Fund Shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund’s ex-dividend date, but only to the extent that you are not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Boston Partners Global Equity Fund will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. If more than 50% of these Fund’s assets are stock and securities of foreign corporations, they may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. Only the portions of Fund dividends that are attributable to dividends a Fund receives from U.S. companies may qualify for this dividends-received deduction. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund's securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund Shares for over twelve months at the time you dispose of them.

Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares. Additionally, any loss realized on a disposition of Shares of a Fund may be disallowed under "wash sale" rules to the extent the Shares disposed of are replaced with other Shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the Shares acquired.

For Shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information when such Shares are sold or exchanged. Each Fund intends to elect to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your Shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such Shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds' net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Funds' interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of Shares in the Funds, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Funds.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in a Fund.

Shares of the Funds have not been registered for sale outside of the United States and certain United States territories.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund Shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund, except the Boston Partners Global Equity Fund, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund, also offers Investor Class Shares, which are offered directly to individual investors. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class or R6 Class Shares of the same Fund.

ADDITIONAL INFORMATION

Electronic Delivery

Consistent with the Funds’ commitment to environmental sustainability, you may sign up to receive quarterly statements, and tax forms statements electronically. You may also sign up to receive the Funds’ financial statements and Prospectuses electronically at www.bostonpartners.com. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences at www.bostonpartners.com or by contacting the Funds at 1-888-261-4073.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-261-4073 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholder, Inactive Accounts and Unclaimed Property

It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent at 1-888-261-4073 (toll free) at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

Prior Performance of Similarly Advised Accounts of the Boston Partners Global Equity Fund

The Adviser has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the Boston Partners Global Equity Fund. The table on the following pages is provided to illustrate the past performance of the Adviser in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of the Adviser. The performance information has been adjusted to show the performance of the other accounts net of the Fund's annual operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers that were in place until September 30, 2013). The other accounts' fees and expenses are lower than those of the Fund. The Fund's results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)1,2,3,4,5

COMPOSITE — PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.90%	3.43%	0.83%	4.56%	(1.85)%	(1.16)%	(1.11)%	(7.73)%	(8.67)%	11.36%	(2.36)%
2010	(3.84)%	0.42%	5.94%	0.28%	(9.73)%	(4.56)%	7.66%	(3.68)%	10.10%	4.62%	(2.53)%	8.79%	11.93%
2009	(8.69)%	(9.47)%	5.20%	11.74%	8.46%	0.05%	7.44%	5.34%	4.35%	(1.10)%	2.87%	2.10%	29.35%
2008							(2.35)%	(0.54)%	(9.54)%	(19.20)%	(6.15)%	3.18%

COMPOSITE — GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.01%	3.54%	0.94%	4.67%	(1.74)%	(1.05)%	(1.00)%	(7.62)%	(8.56)%	11.47%	(2.25)%
2010	(3.73)%	0.52%	6.05%	0.39%	(9.62)%	(4.46)%	7.77%	(3.58)%	10.21%	4.73%	(2.42)%	8.90%	13.38%
2009	(8.59)%	(9.36)%	5.31%	11.85%	8.57%	0.16%	7.54%	5.45%	4.46%	(1.00)%	2.98%	2.21%	31.01%
2008							(2.24)%	(0.43)%	(9.43)%	(19.09)%	(6.04)%	3.29%

MSCI® WORLD INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.28%	3.55%	(0.94)%	4.31%	(1.97)%	(1.54)%	(1.79)%	(7.00)%	(8.60)%	10.37%	(2.38)%
2010	(4.11)%	1.45%	6.25%	0.07%	(9.48)%	(3.39)%	8.13%	(3.69)%	9.36%	3.75%	(2.11)%	7.39%	13.24%
2009	(8.73)%	(10.17)%	7.60%	11.32%	9.19%	(0.41)%	8.50%	4.17%	4.02%	(1.76)%	4.14%	1.83%	30.79%
2008							(2.42)%	(1.36)%	(11.85)%	(18.93)%	(6.40)%	3.26%

SUMMARY STATISTICS (periods ended November 30, 2011)1,2,3,4,5
RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net Of Fees	(2.33)%	6.26%	5.65%	13.42%	(0.82)%
Gross Of Fees	(1.15)%	7.64%	7.03%	14.89%	0.48%
MSCI® World Index	(5.00)%	2.02%	4.25%	12.96%	(2.17)%

1	Performance was calculated using Global Investment Performance Standards ("GIPS"). This method of calculating performance differs from the SEC's standardized methodology, which may produce different results.

2	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

3	Performance is presented gross and net of the Fund's annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).

4	The MSCI® World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

5	Although the other accounts commenced operations on January 1, 2007 or April 17, 1998, the other accounts only began investing in accordance with their current investment strategies on July 1, 2008. The performance shown represents performance since the other accounts began investing in accordance with their current investment strategies.

APPENDIX B

Prior Performance of Similarly Advised Account of the Boston Partners Long/Short Research Fund

The Adviser has experience in managing a private fund with substantially similar investment objectives, policies and strategies as the Boston Partners Long/Short Research Fund. The table on the following page is provided to illustrate the past performance of the Adviser in managing the private fund and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of the Adviser. The performance information has been adjusted to show the performance of the private fund net of the Fund's annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers that were in place through December 31, 2012).The fees and expenses of the Fund are higher than those of the private fund, in part, because the general partner of the private fund waived its right to receive an incentive allocation from each limited partner's capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses. The Fund's results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Performance Table (since inception April 1, 2002)1,2,3,4

PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(1.02)%	2.17%	2.67%	0.16%	(3.71)%	(3.46)%	4.01%	(3.71)%	5.96%
2009	(0.46)%	(5.5)%	3.55%	6.04%	3.68%	2.12%	2.16%	2.78%	(0.28)%	(0.75)%	2.80%	1.35%	18.40%
2008	1.25%	0.69%	(4.35)%	2.02%	2.78%	(3.24)%	0.99%	1.89%	(3.10)%	(4.68)%	(5.19)%	2.79%	(8.38)%
2007	0.98%	0.73%	0.61%	2.69%	1.29%	(0.69)%	(2.31)%	0.87%	2.37%	(0.74)%	0.78%	(0.62)%	6.01%
2006	1.82%	(1.19)%	0.17%	0.67%	(0.58)%	0.23%	0.60%	0.15%	0.19%	(0.07)%	0.30%	1.22%	3.54%
2005	(0.68)%	1.22%	0.32%	(0.63)%	(0.50)%	0.93%	2.41%	2.36%	2.29%	0.76%	0.39%	0.66%	9.87%
2004	0.45%	1.29%	2.39%	(1.14)%	(0.01)%	3.25%	0.98%	0.19%	1.42%	0.62%	5.48%	2.09%	18.21%
2003	0.29%	(3.55)%	0.05%	(1.71)%	(1.55)%	(0.05)%	0.11%	(1.35)%	(0.98)%	(0.11)%	0.65%	0.19%	(7.79)%
2002				0.10%	3.62%	(2.36)%	(1.43)%	1.97%	(2.35)%	0.15%	1.38%	1.83%	2.76%

GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(0.82)%	2.38%	2.87%	0.36%	(3.51)%	(3.26)%	4.22%	(3.50)%	6.16%
2009	(0.26)%	(5.29)%	3.75%	6.25%	3.88%	2.32%	2.36%	2.99%	(0.08)%	(0.54)%	3.01%	1.56%	21.31%
2008	1.45%	0.90%	(4.15)%	2.22%	2.98%	(3.04)%	1.19%	2.09%	(2.89)%	(4.47)%	(4.99)%	2.99%	(6.08)%
2007	1.18%	0.93%	0.81%	2.89%	1.49%	(0.48)%	(2.10)%	1.08%	2.57%	(0.54)%	0.99%	(0.41)%	8.64%
2006	2.03%	(0.99)%	0.38%	0.87%	(0.38)%	0.44%	0.80%	0.36%	0.39%	0.14%	0.51%	1.43%	6.11%
2005	(0.48)%	1.43%	0.52%	(0.43)%	(0.29)%	1.13%	2.61%	2.57%	2.50%	0.96%	0.60%	0.87%	12.59%
2004	0.66%	1.50%	2.60%	(0.93)%	0.19%	3.45%	1.19%	0.40%	1.62%	0.82%	5.69%	2.29%	21.11%
2003	0.49%	(3.34)%	0.25%	(1.51)%	(1.34)%	0.15%	0.31%	(1.14)%	(0.77)%	0.10%	0.85%	0.40%	(5.48)%
2002				0.31%	3.83%	(2.15)%	(1.23)%	2.17%	(2.15)%	0.36%	1.58%	2.03%	4.67%

S&P 500 INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(3.60)%	3.10%	6.03%	1.58%	(7.98)%	(5.24)%	7.01%	(4.51)%	8.92%
2009	(8.43)%	(10.65)%	8.76%	9.57%	5.59%	0.20%	7.56%	3.61%	3.73%	(1.86)%	6.00%	1.93%	26.45%
2008	(6.00)%	(3.25)%	(0.43)%	4.87%	1.29%	(8.43)%	(0.84)%	1.45%	(8.91)%	(16.79)%	(7.17)%	1.06%	(36.99)%
2007	1.51%	(1.96)%	1.12%	4.43%	3.49%	(1.66)%	(3.10)%	1.50%	3.74%	1.59%	(4.18)%	(0.69)%	5.50%
2006	2.65%	0.27%	1.24%	1.34%	(2.88)%	0.14%	0.62%	2.38%	2.58%	3.26%	1.90%	1.40%	15.79%
2005	(2.44)%	2.10%	(1.77)%	(1.90)%	3.18%	0.14%	3.72%	(0.91)%	0.81%	(1.67)%	3.78%	0.03%	4.89%
2004	1.84%	1.39%	(1.51)%	(1.57)%	1.37%	1.94%	(3.31)%	0.40%	1.08%	1.53%	4.05%	3.40%	10.87%
2003	(2.62)%	(1.50)%	0.97%	8.24%	5.27%	1.27%	1.76%	1.95%	(1.06)%	5.66%	0.88%	5.24%	28.68%
2002				(6.06)%	(0.74)%	(7.12)%	(7.79)%	0.66%	(10.87)%	8.80%	5.89%	(5.88)%	(22.31)%

CALENDAR YEAR RETURNS1,2,3,4

	2002	2003	2004	2005	2006	2007	2008	2009
Pro Forma Net Of Fees	2.76%	(7.79)%	18.21%	9.87%	3.54%	6.01%	(8.38)%	18.40%
Gross Of Fees	4.67%	(5.48)%	21.11%	12.59%	6.11%	8.64%	(6.08)%	21.31%
S&P 500	(22.31)%	28.68%	10.87%	4.89%	15.79%	5.50%	(36.99)%	26.45%

SUMMARY STATISTICS (periods ended June 30, 2010)1,2,3,4

RETURN

							Since
	YTD	1 Year	2 Year	3 Year	5 Year	7 Year	Inception
Pro Forma Net Of Fees	2.57%	6.07%	6.22%	3.42%	4.46%	6.93%	4.91%
Gross Of Fees	4.48%	8.70%	8.85%	5.99%	7.05%	9.57%	7.51%
S&P 500	3.89%	10.16%	1.26%	(7.16)%	0.63%	4.03%	1.92%

1	Performance was calculated using Global Investment Performance Standards ("GIPS"). This method of calculating performance differs from the SEC's standardized methodology, which may produce different results.

2	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on a trade date basis.

3	Performance is presented gross and net of the Fund's annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers).

4	The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

APPENDIX C

Prior Performance of Similarly Advised Accounts of the WPG Partners Select Small Cap Value Fund

The Adviser has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the WPG Partners Select Small Cap Value Fund. The tables on the following pages are provided to illustrate the past performance of the Adviser in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of the Adviser. The performance information has been adjusted to show the performance of the other accounts net of the Fund’s annual operating expenses for the fiscal year ended August 31, 2021 (after contractual waivers that will be in place until December 31, 2023). The other accounts’ fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since December 31, 2018)1,2,3,4

COMPOSITE — PRO FORMA NET OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2021	3.45%	14.28%	7.25%	6.14%	5.81%	(1.84)%	(5.06)%	4.38%	1.64%	5.07%	(3.30)%
2020	(7.33)%	(10.49)%	(19.57)%	13.85%	4.94%	3.58%	2.06%	9.11%	(4.62)	4.35%	19.10%	9.05%	18.83%
2019	15.01%	5.69%	(5.69)%	5.89%	(9.39)%	6.31%	0.46%	(5.99)%	4.69%	1.57%	5.15%	3.10%	27.30%
2018												(16.77)%

COMPOSITE — GROSS OF FEES

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2021	3.48%	14.31%	7.28%	6.17%	5.84%	(1.82)%	(5.03)%	4.41%	1.67%	5.10%	(3.28)%
2020	(7.30)%	(10.46)%	(19.55)%	13.88%	4.97%	3.61%	2.09%	9.15%	(4.59)%	4.38%	19.13%	9.08%	19.25%
2019	15.04%	5.72%	(5.66)%	5.92%	(9.37)%	6.34%	0.49%	(5.97)%	4.72%	1.60%	5.18%	3.13%	27.75%
2018												(16.74)%

RUSSELL® 2000 VALUE INDEX

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2021	5.26%	9.39%	5.23%	2.02%	3.11%	(0.61)%	(3.58)%	2.68%	(2.00)%	3.81%	(3.42)%
2020	(5.39)%	(9.72)%	(24.67)%	12.34%	2.87%	2.90%	2.06%	5.39%	(4.65)%	3.58%	19.31%	7.92%	4.63%
2019	10.94%	3.89%	(2.88)%	3.78%	(8.17)%	6.37%	0.16%	(5.58)%	5.13%	2.42%	2.34%	3.50%	22.39%
2018												(12.09)%

SUMMARY STATISTICS (periods ended September 30, 2021)1,2,3,4 RETURN

	YTD	1 Year	Since December 1,2018
Pro Forma Net Of Fees	40.79%	90.79%	22.39%
Gross Of Fees	41.16%	91.45%	22.82%
Russell® 2000 Value Index	22.92%	63.92%	12.15%

[1]	Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

[2]	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

[3]	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2023).

[4]	The Russell 2000® Value Index measures the performance of small-cap value segment of the US equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

FINANCIAL HIGHLIGHTS*

The tables in the Financial Highlights section below set forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Funds’ financial statements and has been audited by [  ], the Funds’ independent registered public accounting firm. This information should be read in conjunction with the Funds’ financial statements for the six-month period ended February 28, 2026, and which, together with the report of the independent registered public accounting firm, are included in the Funds’ annual financial statements on Form N-CSR for the fiscal year ended August 31, 2025 and are available at no cost upon request (see back cover for ordering instructions). Financial statements for the fiscal years ended August 31, 2024, 2023, 2022, and 2021 were audited by the Funds’ prior independent registered public accounting firm.

No financial statements are available for R6 Class shares of the Boston Partners All-Cap Value Fund, Boston Partners Global Equity Fund, and Boston Partners Small Cap Value Fund II as R6 Class shares had not commenced operations prior to the date of this Prospectus.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners All-Cap Value Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[....]	$33.97	$31.76	$30.78	$33.77	$24.53
Net investment income/(loss)*	[...]	0.28	0.30	0.41	0.33	0.26
Net realized and unrealized gain/(loss) on investments	[...]	2.49	5.29	3.16	(1.51)	9.43
Net increase/(decrease) in net assets resulting from operations	[...]	2.77	5.59	3.57	(1.18)	9.69

Dividends to shareholders from net investment income	[...]	(0.30)	(0.52)	(0.31)	(0.33)	(0.21)
Distributions to shareholders from net realized gains	[...]	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total dividend and distributions to shareholders	[...]	(3.16)	(3.38)	(2.59)	(1.81)	(0.45)
Net asset value, end of period	[...]	$33.58	$33.97	$31.76	$30.78	$33.77
Total investment return(1)	[...]	8.90%	19.04%	12.00%	(3.76)%	39.91%

Net assets, end of period (000)	[...]	$1,083,763	$1,272,666	$1,164,397	$1,200,629	$1,653,698
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	0.85%	0.85%	0.84%	0.86%	0.83%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.87%	0.96%	1.35%	1.00%	0.86%
Portfolio turnover rate	[...]	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners All-Cap Value Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Investor Class

Net asset value, beginning of period	[...]	$33.71	$31.53	$30.58	$33.56	$24.39
Net investment income/(loss)*	[...]	0.20	0.22	0.33	0.25	0.18
Net realized and unrealized gain/(loss) on investments	[...]	2.48	5.26	3.13	(1.51)	9.38
Net increase/ (decrease) in net assets resulting from operations	[...]	2.68	5.48	3.46	(1.26)	9.56

Dividends to shareholders from net investment income	[...]	(0.22)	(0.44)	(0.23)	(0.24)	(0.15)
Distributions to shareholders from net realized gains	[...]	(2.86)	(2.86)	(2.28)	(1.48)	(0.24)
Total dividend and distributions to shareholders	[...]	(3.08)	(3.30)	(2.51)	(0.72)	(0.39)
Net asset value, end of period	[...]	33.31%	$33.71	$31.53	$30.58	$33.56
Total investment return(1)	[...]	8.65%	18.77%	11.68%	(4.00)%	39.57%

Net assets, end of period (000)	[...]	$202,352	$220,298	$228,631	$230,437	$279,306
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments, if any	[...]	1.10%	1.10%	1.09%	1.11%	1.08%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.62%	0.71%	1.10%	0.75%	0.61%
Portfolio turnover rate	[...]	37%	24%	33%	29%	33%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Global Equity Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[...]	$25.44	$21.23	$18.69	$20.74	$15.15
Net investment income/(loss)*	[...]	0.50	0.45	0.45	0.39	0.25
Net realized and unrealized gain/(loss) on investments	[...]	3.70	4.19	2.39	(2.08)	5.69
Net increase/(decrease) in net assets resulting from operations	[...]	4.20	4.64	2.84	(1.69)	5.94

Dividends to shareholders from net investment income	[...]	(0.47)	(0.43)	(0.30)	(0.36)	(0.35)
Distributions to shareholders from net realized gains	[...]	(0.73)	—	—	—	—
Total dividend and distributions to shareholders	[...]	(1.20)	(0.43)	(0.30)	(0.36)	(0.35)
Net asset value, end of period	[...]	$28.44	$25.44	$21.23	$18.69	$20.74
Total investment return (1)	[...]	17.49%	22.17%	15.28%	(8.27)%	39.66%

Net assets, end of period (000)	[...]	$227,172	$244,647	$212,164	$171,407	$183,433
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any (2)	[...]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	1.11%	1.11%	1.11%	1.13%	1.04%
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	[...]	1.98%	1.98%	2.20%	1.94%	1.38%
Portfolio turnover rate	[...]	55%	48%	51%	59%	88%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Long/Short Equity Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[...]	$15.04	$14.99	$14.73	$14.21	$15.15
Net investment income/(loss)*	[...]	0.05	0.06	0.07	(0.13)	(0.12)
Net realized and unrealized gain/(loss) on investments	[...]	2.15	2.96	1.96	1.29	3.69
Net increase/(decrease) in net assets resulting from operations	[...]	2.20	3.02	2.03	1.16	3.57

Dividends to shareholders from net investment income	[...]	(0.08)	(0.27)	—	—	—
Distributions to shareholders from net realized gains	[...]	(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total dividend and distributions to shareholders	[...]	(2.71)	(2.97)	(1.77)	(0.64)	(4.51)
Net asset value, end of period	[...]	$14.53	$15.04	$14.99	$14.73	$14.21
Total investment return(1)	[...]	17.30%	23.51%	14.69%	8.35%	29.08%

Net assets, end of period (000)	[...]	$62,729	$47,563	$56,303	$54,733	$49,551
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	2.37%	2.04%	2.02%	2.55%	2.60%
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any (excluding dividend and interest expense)	[...]	1.96%	1.96%	1.96%	1.96%	1.97%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	2.98%	2.72%	2.67%	3.18%	3.14%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.34%	0.43%	0.50%	(0.87)%	(0.91)%
Portfolio turnover rate	[...]	54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Long/Short Equity Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Investor Class

Net asset value, beginning of period	[...]	$11.90	$12.45	$12.54	$12.22	$13.64
Net investment income/(loss)*	[...]	0.01	0.02	0.03	(0.14)	(0.14)
Net realized and unrealized gain/(loss) on investments	[...]	1.63	2.38	1.65	1.10	3.23
Net increase/(decrease) in net assets resulting from operations	[...]	1.64	2.40	1.68	0.96	3.09

Dividends to shareholders from net investment income	[...]	(0.06)	(0.25)	—	—	—
Distributions to shareholders from net realized gains	[...]	(2.63)	(2.70)	(1.77)	(0.64)	(4.51)
Total dividend and distributions to shareholders	[...]	(2.69)	(2.95)	(1.77)	(0.64)	(4.51)
Net asset value, end of period	[...]	$10.85	$11.90	$12.45	$12.54	$12.22
Total investment return(1)	[...]	17.00%	23.26%	14.44%	8.07%	28.71%

Net assets, end of period (000)	[...]	$18,501	$15,331	$11,748	$11,720	$11,571
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	2.62%	2.29%	2.27%	2.80%	2.85%
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any (excluding dividend and interest expense)	[...]	2.21%	2.21%	2.21%	2.21%	2.22%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	3.23%	2.97%	2.92%	3.43%	3.39%
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	[...]	0.09%	0.18%	0.25%	(1.12)%	(1.16)%
Portfolio turnover rate	[...]	54%	35%	44%	40%	31%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Long/Short Research Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[...]	$15.09	$14.15	$15.98	$16.82	$13.31
Net investment income/(loss)*	[...]	0.09	0.12	0.16	(0.02)	(0.10)
Net realized and unrealized gain/(loss) on investments	[...]	1.13	2.32	0.95	1.18	3.61
Net increase/(decrease) in net assets resulting from operations	[...]	1.22	2.44	1.11	1.16	3.51

Dividends to shareholders from net investment income	[...]	(0.12)	(0.34)	(0.22)	—	—
Distributions to shareholders from net realized gains	[...]	(1.42)	(1.16)	(2.72)	(2.00)	—
Total dividend and distributions to shareholders	[...]	(1.54)	(1.50)	(2.94)	(2.00)	—
Net asset value, end of period		$14.77	$15.09	$14.15	$15.98	$16.82
Total investment return (1)	[...]	8.85%	18.79%	7.16%	7.17%	26.37%

Net assets, end of period (000)	[...]	$529,974	$584,044	$688,944	$801,913	$808,565
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any (excluding dividend and interest expense)	[...]	1.41%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	1.92%	1.90%	1.88%	1.95%	2.15%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.64%	0.88%	1.12%	(0.10)%	(0.66)%
Portfolio turnover rate	[...]	65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Long/Short Research Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Investor Class

Net asset value, beginning of period	[...]	$14.45	$13.62	$15.48	$16.39	$13.01
Net investment income/(loss)*	[...]	0.05	0.09	0.12	(0.05)	(0.13)
Net realized and unrealized gain/(loss) on investments	[...]	1.09	2.21	0.92	1.14	3.51
Net increase/ (decrease) in net assets resulting from operations	[...]	1.14	2.30	1.04	1.09	3.38

Dividends to shareholders from net investment income	[...]	(0.10)	(0.31)	(0.18)	—	—
Distributions to shareholders from net realized gains	[...]	(1.42)	(1.16)	(2.72)	(2.00)	—
Total dividend and distributions to shareholders	[...]	(1.52)	(1.47)	(2.90)	(2.00)	—
Net asset value, end of period	[...]	$14.07	$14.45	$13.62	$15.48	$16.39
Total investment return (1)		8.58%	18.43%	6.92%	6.91%	25.98%

Net assets, end of period (000)	[...]	$8,868	$7,907	$7,483	$11,989	$10,220
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of expenses to average net assets with waivers, reimbursements and recoupments if any (excluding dividend and interest expense)	[...]	1.66%	1.65%	1.65%	1.65%	1.65%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	2.17%	2.15%	2.13%	2.20%	2.40%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.39%	0.63%	0.87%	(0.35)%	(0.91)%
Portfolio turnover rate	[...]	65%	53%	54%	85%	61%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Small Cap Value Fund II
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[...]	$28.91	$27.43	$27.51	$32.34	$21.06
Net investment income/(loss)*	[...]	0.18	0.22	0.24	0.18	0.15
Net realized and unrealized gain/(loss) on investments	[...]	2.83	4.57	1.60	(2.86)	11.27
Net increase/(decrease) in net assets resulting from operations	[...]	3.01	4.79	1.84	(2.68)	11.42

Dividends to shareholders from net investment income	[...]	(0.23)	(0.25)	(0.26)	(0.12)	(0.14)
Distributions to shareholders from net realized gains	[...]	(3.52)	(3.06)	(1.66)	(2.03)	—
Total dividend and distributions to shareholders	[...]	(3.75)	(3.31)	(1.92)	(2.15)	(0.14)
Net asset value, end of period		$28.17	$28.91	$27.43	$27.51	$32.34
Total investment return(1)	[...]	10.97%	19.09%	7.17%	(8.88)%	54.40%

Net assets, end of period (000)	[...]	$585,921	$542,807	$533,633	$688,375	$776,442
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments, if any	[...]	1.02%	1.03%	1.04%	1.02%	1.01%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.65%	0.84%	0.91%	0.61%	0.52%
Portfolio turnover rate	[...]	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Boston Partners Small Cap Value Fund II
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Investor Class

Net asset value, beginning of period	[...]	$27.16	$25.95	$26.12	$30.81	$20.07
Net investment income/(loss)*	[...]	0.10	0.15	0.17	0.10	0.07
Net realized and unrealized gain/(loss) on investments	[...]	2.65	4.30	1.51	(2.72)	10.75
Net increase/(decrease) in net assets resulting from operations	[...]	2.75	4.45	1.68	(2.62)	10.82

Dividends to shareholders from net investment income	[...]	(0.16)	(0.18)	(0.19)	(0.04)	(0.08)
Distributions to shareholders from net realized gains	[...]	(3.52)	(3.06)	(1.66)	(2.03)	—
Total dividend and distributions to shareholders	[...]	(3.68)	(3.24)	(1.85)	(2.07)	(0.08)
Net asset value, end of period	[...]	$26.23	$27.16	$25.95	$26.12	$30.81
Total investment return(1)	[...]	10.69%	18.80%	6.90%	(9.11)%	54.01%

Net assets, end of period (000)	[...]	$54,719	$57,367	$61,041	$82,898	$104,282
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	1.27%	1.28%	1.29%	1.27%	1.26%
Ratio of net investment income/ (loss) to average net assets with waivers and reimbursements	[...]	0.40%	0.59%	0.66%	0.36%	0.27%
Portfolio turnover rate	[...]	70%	55%	65%	24%	33%

*	Calculated based on average shares outstanding.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	WPG Partners Select Small Cap Value Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	December 29, 2021** through August 31, 2022
	Institutional Class

Net asset value, beginning of period	[...]	$12.09	$11.82	$9.40	$10.00
Net investment income/(loss)*	[...]	0.03	—	0.07	(0.01)
Net realized and unrealized gain/(loss) on investments	[...]	(0.48)	1.82	2.37	(0.59)
Net increase/(decrease) in net assets resulting from operations	[...]	(0.45)	1.82	2.44	(0.60)

Dividends to shareholders from net investment income	[...]	(0.01)	(0.06)	—	—
Distributions to shareholders from net realized gains	[...]	(0.37)	(1.49)	(0.02)	—
Total dividend and distributions to shareholders	[...]	(0.38)	(1.55)	(0.02)	—
Net asset value, end of period		$11.26	$12.09	$11.82	$9.40
Total investment return (1)	[...]	(3.86)%	18.12%	25.94%	(6.00)%

Net assets, end of period (000)	[...]	$189,412	$123,630	$107,329	$17,845
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	1.10%	1.10%	1.10%	1.10	%(3)
Ratio of expenses to average net assets without waivers, reimbursements and recoupments, if any	[...]	1.13%	1.13%	1.16%	2.93	%(3)
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	[...]	0.28%	0.02%	0.65%	(0.22	)%(3)
Portfolio turnover rate	[...]	155%	160%	118%	70	%(4)

*	Calculated based on average shares outstanding.
**	Commencement of operations.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
(3)	Annualized.
(4)	Not Annualized.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	WPG Partners Small Cap Value Diversified Fund
	For the Period Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
	Institutional Class

Net asset value, beginning of period	[...]	$21.13	$18.81	$19.92	$19.33	$11.96
Net investment income/(loss)*	[...]	0.16	0.16	0.20	0.09	0.07
Net realized and unrealized gain/(loss) on investments**	[...]	0.12	3.56	1.80	0.80	7.39
Net increase/(decrease) in net assets resulting from operations	[...]	0.28	3.72	2.00	0.89	7.46

Dividends to shareholders from net investment income	[...]	(0.16)	(0.21)	(0.09)	(0.07)	(0.09)
Distributions to shareholders from net realized gains	[...]	(1.07)	(1.19)	(3.02)	(0.23)	—
Total dividend and distributions to shareholders	[...]	(1.23)	(1.40)	(3.11)	(0.30)	(0.09)
Net asset value, end of period		$20.18	$21.13	$18.81	$19.92	$19.33
Total investment return (1)	[...]	1.39%	20.99%	11.35%	4.59%	62.66%

Net assets, end of period (000)	[...]	$32,413	$33,078	$29,263	$32,264	$27,602
Ratio of expenses to average net assets with waivers, reimbursements and recoupment if any (2)	[...]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets without waivers, reimbursements and recoupments if any	[...]	1.21%	1.27%	1.32%	1.26%	1.28%
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	[...]	0.81%	0.84%	1.06%	0.44%	0.40%
Portfolio turnover rate	[...]	92%	74%	90%	92%	114%

*	Calculated based on average shares outstanding.
**	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

PRIVACY NOTICE
FACTS	WHAT DO THE BOSTON PARTNERS INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   account balances

●   account transactions

●   transaction history

●   wire transfer instructions

●   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Boston Partners Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Boston Partners Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share.
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share.

Questions?	Call (888) 261-4073 or go to www.bostonpartners.com

What we do
How do the Boston Partners Investment Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Boston Partners Investment Funds collect my personal information?

We collect your personal information, for example, when you

●   open an account

●   provide account information

●   give us your contact information

●   make a wire transfer

●   tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes-information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

European Union’s General Data Protection Regulation

In addition to the above information, where applicable, you have the following rights under the European Union’s General Data Protection Regulation (“GDPR”) and U.S. Privacy Laws, as applicable and to the extent permitted by law, to

●   Check whether we hold personal information about you and to access such data (in accordance with our policy)

●   Request the correction of personal information about you that is

●   inaccurate

●   Have a copy of the personal information we hold about you provided to you or another “controller” where technically feasible

●   Request the erasure of your personal information

●   Request the restriction of processing concerning you

The legal grounds for processing of your personal information is for contractual necessity and compliance with law.

If you wish to exercise any of your rights above, please call: 1-888-261-4073.

You are required to ensure the personal information we hold about you is up-to-date and accurate and you must notify us of any changes to the personal data you provided to us.

The Boston Partners Investment Funds shall retain your personal data for as long as you are an investor in the Funds and thereafter as long as necessary to comply with applicable laws that require the Funds to retain your personal data, such as the Securities and Exchange Commission’s data retention rules. Your personal data will be transferred to the United States so that the Funds may provide the agreed upon services for you. No adequacy decision has been rendered by the European Commission as to the data protection of your personal data when transferring it to the United States. However, the Funds do take the security of your personal data seriously.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include: ● ORIX Corporation. ● Boston Partners Securities, LLC
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   The Boston Partners Investment Funds don’t share with nonaffiliates so they can market to you. The Boston Partners Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

●   The Boston Partners Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

Controller	“Controller” means the natural or legal person, public authority, agency or other body which, alone or jointly with others, determines the purposes and means of the processing of personal data; where the purposes and means of such processing are determined by European union or European Member state law, the controller or the specific criteria for its nomination may be provided for by European union or European Member state law.

BOSTON PARTNERS INVESTMENT FUNDS
of

The RBB Fund, Inc.

1-888-261-4073
http://www.bostonpartners.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Boston Partners Investment Funds is available free of charge, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each Fund's investments, describe each Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. the annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. The semi-annual report contains unaudited financial information about the Funds for the six-month period ended February 28, 2026. The annual and semi-annual reports to shareholders may be obtained by visiting http://www.bostonpartners.com.

Statement of Additional Information

The Funds' SAI, dated [  ], 2026, has been filed with the SEC. The SAI, which includes additional information about the Boston Partners Investment Funds, may be obtained free of charge, along with the annual and semi-annual reports, by calling 1-888-261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus).The SAI is available on the Adviser's website at http://www.bostonpartners.com.

RBB-BP-26

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 9:00 a.m. to 8:00 p.m. (Eastern time) Monday-Friday. Call: 1-888-261-4073 or visit the website of the Adviser at http://www.bostonpartners.com.

Purchases and Redemptions

Call 1-888-261-4073.

Written Correspondence

Street Address:

Boston Partners Investment Funds,

c/o U.S. Bank Global Fund Services,

801 Pennsylvania Avenue, Suite 219252

Kansas City, MO 64105-1307

P.O. Box Address:

Boston Partners Investment Funds,

c/o U.S. Bank Global Fund Services,

PO Box 219252

Kansas City, MO 64121-9252

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC's Internet site at www.sec.gov.You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NO. 811-05518

[ ], 2026

Boston Partners Investment Funds

Statement of Additional Information

Fund	Institutional	Investor	R6
Boston Partners All-Cap Value Fund	BPAIX	BPAVX	[ ]
Boston Partners Global Equity Fund	BPGIX	—	[ ]
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX	—
Boston Partners Long/Short Research Fund	BPIRX	BPRRX	—
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX	[ ]
WPG Partners Select Small Cap Value Fund	WPGSX	—	—
WPG Partners Small Cap Value Diversified Fund	WPGTX	—	—

This Statement of Additional Information (“SAI”) provides information about the Boston Partners All-Cap Value Fund (the “All-Cap Value Fund”), Boston Partners Global Equity Fund (the “Global Equity Fund”), Boston Partners Long/Short Equity Fund (the “Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (the “Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (the “Small Cap Value Fund II”), (collectively, the “Boston Partners Funds”). The SAI also provides information about the WPG Partners Select Small Cap Value Fund (the "WPG Small Cap Value Fund") and the WPG Partners Small Cap Value Diversified Fund (the "WPG Small Cap Value Diversified Fund") (collectively, the “WPG Funds”) and together with the Boston Partner Funds, the "Funds" and each, a "Fund"). The Funds are series of The RBB Fund, Inc. (the “Company”). This information is in addition to the information contained in the Prospectus of the Funds dated [ ], 2026 (the “Prospectus”).

This SAI is not a prospectus. It should be read in conjunction with the Prospectuses and the Funds’ Annual Financial Statements on Form N-SCR for the fiscal year ended August 31, 2025 (“Annual Report”). Copies of the Prospectuses and Annual and Semi-Annual Reports may be obtained by calling toll-free 1-888-261-4073. The financial statements and notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI. No other part of the Annual Report is incorporated by reference herein.

TABLE OF CONTENTS

PRINCIPAL INVESTMENT INSTRUMENTS AND POLICIES	1
NON-PRINCIPAL INVESTMENT POLICIES AND RISKS	16
INVESTMENT LIMITATIONS	18
PORTFOLIO HOLDINGS INFORMATION	23
MANAGEMENT OF THE COMPANY	25
CODE OF ETHICS	33
PROXY VOTING	33
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	33
INVESTMENT ADVISORY AND OTHER SERVICES	40
DISTRIBUTION ARRANGEMENTS	47
FUND TRANSACTIONS	48
SECURITIES LENDING	49
PURCHASE AND REDEMPTION INFORMATION	50
OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES AND REDEMPTIONS	50
TELEPHONE TRANSACTION PROCEDURES	51
VALUATION OF SHARES	51
TAXES	52
ADDITIONAL INFORMATION CONCERNING COMPANY SHARES	53
MISCELLANEOUS	53
FINANCIAL STATEMENTS	54
APPENDIX A	A-1
APPENDIX B	B-1

GENERAL INFORMATION

The Company is an open-end management investment company currently consisting of 98 separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Institutional Class, Investor Class, and R6 Class shares representing interests in the Boston Partners Investment Funds, which are offered by the Prospectuses. All of the Funds are diversified. Boston Partners Global Investors, Inc. (formerly, Robeco Investment Management, Inc.) (the “Adviser” or "Boston Partners") serves as the investment adviser to the Funds. R6 Class shares are only offered for the All-Cap Value Fund, Global Equity Fund, and Small Cap Value Fund II.

PRINCIPAL INVESTMENT INSTRUMENTS AND POLICIES

The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds.  To the extent an investment policy is discussed in this SAI but not in the Prospectuses, such policy is not a principal policy of the Funds.  Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

The All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

The Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.

The Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.

The WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.

The Adviser may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectuses and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

Asset-Backed Securities. The Long/Short Equity Fund, and the Long/Short Research Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. government securities, but are not direct obligations of the U.S. government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. That is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.

The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

Bank and Corporate Obligations. Each Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers’ acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

The activities of banks are subject to extensive regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Each of the Boston Partners Funds may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P Global Ratings (“S&P”), Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) or Moody’s Investors, Inc. (“Moody’s”) (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix A to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Borrowing. Each Fund may borrow up to 33 1/3% of its respective total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. With respect to the All-Cap Value Fund, Global Equity Fund, Small Cap Value Fund II, WPG Select Small Cap Value Fund and WPG Small Cap Value Diversified Fund, investments will not be made when borrowings exceed 5% of a Fund’s total assets. The Long/Short Equity Fund, and the Long/Short Research Fund, may make investments when borrowings exceed 5% of a Fund’s total assets. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value (“NAV”) of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s share price may be subject to greater fluctuation until the borrowing is paid off. A Fund’s short sales and related borrowings are not subject to the restrictions outlined above. Under the 1940 Act, the Fund will be required to maintain asset coverage of at least 300% for borrowings from a bank. In the event that such asset coverage is below 300%, the Fund will be required to reduce the amount of its borrowings to obtain 300% asset coverage within three business days.

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Convertible Securities and Preferred Stocks. Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities; they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Investments in convertible securities generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock and may vary in response to changes in the price of the underlying common stock, with greater volatility. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, that Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Small Cap Value Fund II, WPG Small Cap Value Fund, and WPG Small Cap Value Diversified Fund do not presently intend to invest more than 5% (10% with respect to the All-Cap Value Fund, Global Equity Fund, Long/Short Equity Fund, and Long/Short Research Fund) of each Fund’s respective net assets, in convertible securities, or securities received by a Fund upon conversion thereof.

Preferred stocks are securities that represent an ownership interest in an issuer and provide their owner with claims on the company’s earnings and assets prior to the claims of owners of common stocks but after those of bond owners. Preferred stocks in which the Global Equity Fund, Long/Short Equity Fund, and WPG Funds may invest include sinking fund, convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks. There is no minimum credit rating applicable to a Fund’s investment in preferred stocks and securities convertible into or exchangeable for common stock.

Currency Swaps and Total Return Swaps.  The Funds, except for the Small Cap Value Fund II, may enter into currency swaps and total return swaps.

The Funds, except for the Small Cap Value Fund II, may enter into swap transactions for hedging purposes and to seek to increase total return. As examples, a Fund may enter into swap transactions for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in an economical way.

Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into total return swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Total return swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps may involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The Fund and the Adviser believe that the transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

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Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

The Global Equity Fund, and Long/Short Research Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated investment grade by S&P’s or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Global Equity Fund, and Long/Short Research Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment instruments were not used.

Cyber Security Risk. Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value. While a Fund and its service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds or their investment adviser.

Equity Markets. The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk.

European Currency Unification. As of January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries. The European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions. Also, it is possible that the EU’s single currency, the euro, could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by certain Funds may be denominated in the euro.

Exchange-Traded Funds (“ETFs”). Each Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. Additionally, some ETFs are actively-managed by an investment adviser and/or sub-advisers and do not seek to provide investment results that correspond to an index.

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Actively-managed ETFs may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively-managed ETFs portfolio management practices do not work to achieve their desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF's shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

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Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. See "Investment Company Securities" below for additional information.

Each Fund may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Foreign Custody Risk. The Funds may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign Securities. Each Fund may invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”) Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. GDRs, EDRs and IDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depositary of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depositary of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities.

Although the Funds may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the NAV of a Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Each Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Funds may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

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European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In June 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU. The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began an 11-month transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. The UK and the EU signed the Trade and Cooperation Agreement ("TCA") on December 30, 2020, which was applied provisionally as of January 1, 2021 and entered into force on May 1, 2021. The TCA is an agreement on the terms governing certain aspects of the relationship between the EU and the UK following the end of the transition period. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. At this time, the impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Funds’ investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Funds' investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Funds' investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Funds from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Funds' ability to achieve their investment objectives, prevent the Funds from receiving payments otherwise due, increase diligence and other similar costs to the Funds, render valuation of affected investments challenging, or require the Funds to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Funds' performance with respect to such investments, and thus the Funds' performance as a whole.

Investing in Emerging Countries, including Asia and Eastern Europe. The Global Equity Fund, may invest in securities of issuers located in emerging countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S. and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Funds. The Funds may be required to establish special custodial or other arrangements before investing in certain emerging countries.

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Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds’ assets. The Funds’ investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The Global Equity Fund may seek investment opportunities within former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Investments in China A-shares. The Global Equity Fund may each be subject to the risks associated with investments in eligible eligible China A-shares. China A-shares are equity securities of companies domiciled in the People's Republic of China ("PRC") that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”), the Shenzhen Stock Exchange (“SZSE”) and the Beijing Stock Exchange (“BSE”). Historically, foreign investors have been restricted from investing in eligible China A-shares, other than through a license granted under regulations in the PRC that permits investment in China A-shares only up to a specified quota. In November 2014, Hong Kong Exchanges and Clearing Limited (“HKEx”), the Shanghai Stock Exchange and China Securities Depositary and Clearing Corporation Limited (“ChinaClear”) launched the Shanghai-Hong Kong Stock Connect program, an investment channel that established cross-border, mutual stock market access. The Shenzhen-Hong Kong Stock Connect program (together with the Shanghai-Hong Kong Stock Connect program, “Stock Connect”) launched in 2016. Stock Connect provides foreign investors, such as a Fund, access to invest in eligible China A-shares through their brokers in Hong Kong without obtaining a license.

Investments in Chinese securities involve the risks of investing in emerging markets, which may include an authoritarian government, nationalization or expropriation of private assets, less developed markets and currency devaluations. China A-shares are settled only in Renminbi (“RMB”), which may subject a Fund to the risk of currency fluctuations. Trading on the Shanghai Stock Exchange and the Shenzhen Stock Exchange is also subject to daily price limits. Orders for eligible China A-shares may not vary from the previous day’s closing price by more than 10%. There can be no assurance that a liquid market will exist for any particular China A-share.

Investments through Stock Connect may be subject to additional risks. Stock Connect recently launched and regulations governing access to and use of Stock Connect are untested. The regulations are subject to change and there is no certainty as to how the regulations will be applied or interpreted. Regulators in the PRC or Hong Kong may issue additional regulations that impact a foreign investor’s ability to transact in eligible China A-shares through Stock Connect, which regulations may adversely impact a Fund. Investments in eligible China A-shares through Stock Connect are subject to Chinese securities regulations and listing rules. Securities regulations implemented in the PRC and Hong Kong differ significantly and trading through Stock Connect may give rise to issues based on these differences. Different fees, costs and taxes are imposed on foreign investors acquiring eligible China A-shares through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (“HKSCC”), and ChinaClear are responsible for the clearing, settlement and the provision of depositary, nominee and other related services for trades initiated by investors in their respective markets. Eligible China A-shares purchased by a foreign investor through Stock Connect are held in an omnibus account registered in the name of HKSCC, as nominee on behalf of investors. The nature and rights, and methods of enforcing any rights, of a Fund as beneficial owner of China A-shares held through HKSCC as nominee are not well-defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of a Fund under PRC law is also uncertain. In the event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the China A-shares may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the China A-shares held in its omnibus stock account at ChinaClear, ChinaClear as the share registrar for China A-shares will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such China A-shares. HKSCC monitors the corporate actions affecting eligible China A-shares and keeps participants of HKEx’s Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant listed company.

Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. For defaults occurring on or after January 1, 2020, Hong Kong's Investor Compensation Fund covers investors' losses in relation to securities (i) that are traded on the SSE or the SZSE and (ii) in respect of which an order for sale or purchase is permitted to be routed through the Northbound Trading Link of the Stock Connect. On the other hand, since a Fund is carrying out trading in eligible China A-shares through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.

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Trading through Stock Connect may only be done on days when both PRC and Hong Kong markets are open for trading and when banking services in both markets are available on the corresponding settlement days. If either market is closed, a Fund will not be able to buy or sell eligible China A-shares through Stock Connect in a timely manner. Therefore, an investment in eligible China A-shares through Stock Connect may subject a Fund to the risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Additionally, same day trading in China A-shares is not permitted. China A-shares will settle on the trade date (T), with cash settlement on the following day (T+1). An investor transacting in China A-shares must have a cash amount not less than the purchase price, or a number of shares not less than the size of the sell order, in its brokerage account on the day prior to the trade date. If an investor does not have sufficient funds or shares in its account, the investor’s buy or sell order will be rejected. The Hong Kong Stock Exchange conducts pre-trading checks to ensure compliance with these requirements.Foreign investors trading eligible China A-shares through Stock Connect are not subject to any individual investment quotas on trading activity, but are subject to daily quotas on the level of all trading activity through Stock Connect on a “net buy” basis. The Hong Kong Stock Exchange tracks daily trading activity in eligible China A-shares through Stock Connect in real time. If trading activity on any given day exceeds the daily quota, buy orders will not be accepted for the rest of that trading day, unless cancellation orders result in a positive daily quota balance during the trading day. Investors may continue to sell eligible China A-shares or input order cancellation requests after the daily quota has been exceeded. The investment quotas may restrict a Fund from investing in China A-shares on a timely basis, which could adversely affect the Fund’s ability to effectively pursue its investment strategy, and such quotas are subject to change.

Eligible China A-shares purchased through Stock Connect may only be sold through Stock Connect and are not otherwise transferable. China A-shares designated as eligible for trading through Stock Connect may lose such designation at any time, and thereafter may be sold, but not purchased, through Stock Connect. Moreover, since all trades of eligible China A-shares through Stock Connect must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Forward Commitment and When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

When-issued purchases and forward commitments enable a Fund to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions, and its distributions from any net realized capital gains will be taxable to shareholders.

Forward Foreign Currency Transactions. Each of the Global Equity Fund, Long/Short Research Fund, and WPG Funds may, to the extent that it invests in foreign securities, enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

A Fund is permitted to enter into forward contracts for foreign currency under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed number of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause a Fund to enter a forward contract to sell, for a fixed U.S. dollar amount, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  There is no current intention to hedge the currency exposure of any of the Funds.

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The Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value in securities denominated or quoted in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other U.S. foreign currency, if the Adviser determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The Funds will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds’ respective portfolio securities or other assets quoted or denominated in that currency. At the consummation of the forward contract, the Funds may either make delivery of the foreign currency or terminate its contractual obligation by purchasing an offsetting contract obligating it to purchase at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of foreign currency, it may be required to obtain such delivery through the sale of portfolio securities quoted or denominated in such currency or through conversion of other assets of a Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is party to the original forward contract.

The Funds’ transactions in forward contracts will be limited to those described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency quoted or denominated securities, and a Fund will not do so unless deemed appropriate by the Adviser.

The Funds are required to comply with Rule 18f-4 under the 1940 Act. See the section entitled "Currency Swaps and Total Return Swaps" above for additional information.

While the Funds may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Funds’ portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Funds. Such imperfect correlation may cause the Funds to sustain losses, which will prevent the Funds from achieving a complete hedge, or expose the Funds to the risk of foreign exchange loss.

Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Funds of unrealized profits, transaction costs or the benefits of a currency hedge or force the Funds to cover its purchase or sale commitments, if any, at the current market price.

The Funds’ foreign currency transactions (including related options, futures and forward contracts) may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company.

Futures Contracts. Each Fund, other than the Small Cap Value Fund II, may invest in futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

To seek to increase total return, to equalize cash or to hedge against changes in interest rates or securities prices a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, and any other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

The Funds will limit investments in futures to below the de minimis thresholds adopted by the CFTC in its amendments to Rule 4.5 (see below for a description of these thresholds).

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

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On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Options on Futures Contracts. Each Fund, other than the Small Cap Value Fund II, may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium, which may partially offset a decline in the value of the Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. The Funds’ ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

The Funds will engage in futures and related options transactions for bona fide hedging and to seek to increase total return as permitted by the CFTC regulations.  The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or securities or instruments which it expects to purchase. Except as stated below, the Funds’ futures transactions will be entered into for traditional hedging purposes — i.e., futures contracts will be sold to protect against a decline in the price of securities that the Funds own or futures contracts will be purchased to protect the Funds against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The Funds will engage in transactions in currency forward contracts, futures contracts and options only to the extent such transactions are consistent with the requirements of the Code, for maintaining its qualification as a regulated investment company for federal income tax purposes.

The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund’s income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. Other futures contracts available to hedge the Funds’ portfolio investments generally are limited to futures on various securities indices.

Initial Public Offerings. Each of the Funds may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

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Investment Company Securities. Each Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objectives and policies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Rule 12d1-4 under the 1940 Act permits funds to invest in other investment companies in excess of the limits described above. Rule 12d1-4 imposes conditions, including limits on control and voting of acquired funds' shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Leveraging.  The Long/Short Equity Fund and the Long/Short Research Fund may employ leverage in accordance with the fundamental investment limitations described below.  Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund’s custodian imposes a practical limit on the leverage these transactions create.

Market Fluctuation. The market value of each Fund’s investments, and thus each Fund’s NAV, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Because the investment alternatives available to each Fund may be limited by the specific objective of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single Fund should not be considered a complete investment program.

Micro-Cap, Small-Cap and Mid-Cap Stocks. Each Fund may invest in securities of companies with micro-, small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur.

Options on Securities and Securities Indices. Each Fund, other than the Small Cap Value Fund II, may each write covered call and secured put options on any securities in which it may invest or on any domestic stock indices based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date, regardless of the market price of the security. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date, regardless of the market price for the security. The purpose of writing such options is to generate additional income. However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which, in the case of the WPG Funds, may be quoted or denominated in any currency, in a segregated account noted on the Fund’s records or maintained by the Fund’s custodian with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparts to such option. Such purchases are referred to as “closing purchase transactions” and do not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

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A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The amount of this settlement will be equal to the difference between the closing price of the of the securities index at the time of exercise and the exercise price of the option expressed in dollars, times a specified amount. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. A Fund may also cover call and put options on a securities index by using the other methods described above.

The All-Cap Value Fund, Global Equity Fund, Long/Short Equity Fund, Long/Short Research Fund, and WPG Funds may each purchase put and call options on any securities in which it may invest or on any securities index based on securities in which it may invest, and a Fund may enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Although the Funds may use option transactions to seek to generate additional income and to seek to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar mutual funds, which do not engage in such activities. These risks include the following: for writing call options, the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price; for writing put options, the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or to make a cash settlement on the securities index at prices which may not reflect current market values; and for purchasing call and put options, the possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500® Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the securities index on which options are written. If the forecasts of the Adviser regarding movements in securities prices or interest rates are incorrect, a Fund’s investment results may have been better without the hedge transactions.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will monitor the liquidity of over-the-counter options and, if it determines that such options are not readily marketable, a Fund’s ability to enter such options will be subject to the Fund’s limitation on investments on illiquid investments.

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The writing and purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons.

Pay-in-Kind Securities, Zero Coupon and Capital Appreciation Bonds. To the extent consistent with its investment objective, the All-Cap Value Fund may invest up to 5% of its net assets in pay-in-kind (“PIK”) securities. PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similarly, zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. Such securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

PIK securities, zero coupon bonds and capital appreciation bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities may not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. Additionally, the market prices of PIK securities, zero coupon bonds and capital appreciation bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

Portfolio Turnover. Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as “active” strategies. These strategies contrast with “passive” (“index”) strategies that buy and hold only the stocks in the equity indices. Passive strategies tend to trade infrequently—only as the stocks in the indices change (largely due to changes in the sizes of the companies in the indices, takeovers or bankruptcies). Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.

The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two particularly significant ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are generally higher than long-term capital gain tax rates. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average.

There are no limitations on the length of time that securities must be held by any Fund and a Fund’s annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs, which must be borne by the applicable Fund and its shareholders.

In determining such portfolio turnover, U.S. government securities and all other securities (including options) which have maturities at the time of acquisition of one year or less (“short-term securities”) are excluded. The annual portfolio turnover rate is calculated by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned by the applicable Fund during the year. The monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by 13. A turnover rate of 100% would occur if all of a Fund’s portfolio securities (other than short-term securities) were replaced once in a period of one year. If a Fund were to write a substantial number of options, which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs, which a Fund must pay, and the possibility of more short-term gains, distributions of which are taxable as ordinary income.

The Funds will trade their portfolio securities without regard to the length of time for which they have been held. To the extent that a Fund’s portfolio is traded for short-term market considerations and portfolio turnover rate exceeds 100%, the annual portfolio turnover rate of the Fund could be higher than most mutual funds.

Real Estate Investment Trust Securities. Each Fund may invest in real estate investment trusts (“REITs”). A REIT is a pooled investment vehicle that purchases primarily income-producing real estate, real estate-related loans or other real estate-related interests. The pooled vehicle then issues shares whose value and investment performance are dependent upon the investment performance of the underlying real estate-related investments. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

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Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Fund.

The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

The REIT investments of a Fund may not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Also, under current provisions of the Code, distributions attributable to operating income of REITs in which a Fund invests are not eligible for favorable tax treatment as long-term capital gains and will be taxable to you as ordinary income. A Fund, however, may designate such distributions as “section 199A dividends” to the extent of the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, that the Fund receives from a REIT for a taxable year over the Fund’s expenses allocable to such dividends. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund’s shares and satisfied certain other conditions.

Restricted and Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, each of the Funds may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid investments may include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Mutual funds do not typically hold a significant amount of restricted or other illiquid investments because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Each Fund may purchase securities which are not registered under the Securities Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

The Adviser will monitor the liquidity of Restricted Securities held by a Fund under the supervision of the Company’s Board. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

The Company has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

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Risk Considerations of Medium Grade Securities. Obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

Risk Considerations of Lower Rated Securities. The All-Cap Value Fund and the WPG Funds may invest in fixed income securities that are not investment grade but are rated as low as B by Moody’s or B by S&P (or their equivalents or, if unrated, determined by the Adviser to be of comparable credit quality). In the case of a security that is rated differently by two or more rating services, the higher rating is used in connection with the foregoing limitation. In the event that the rating on a security held in a Fund’s portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates.

An economic downturn could severely disrupt the market for high yield fixed income securities and adversely affect the value of outstanding fixed income securities and the ability of the issuers to repay principal and interest.

The Long/Short Equity Fund and the Long/Short Research Fund may invest up to 20% of its net assets in high yield fixed income obligations, such as bonds and debentures, issued by corporations and other business organizations. The Funds will invest in high yield fixed income instruments when the Funds believe that such instruments offer a better risk/reward profile than comparable equity opportunities. High yield fixed income securities (commonly known as “junk bonds”) are considered speculative investments and, while generally providing greater income than investments in higher rated securities, involve greater risk of loss of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured.

The prices of high yield fixed income securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield fixed income securities and a Fund’s NAV, to the extent it holds such securities.

High yield fixed income securities also present risks based on payment expectations. For example, high yield fixed income securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may, to the extent it holds such fixed income securities, have to replace the securities with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield fixed income security’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets, to the extent it holds such fixed income securities.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield fixed income securities, and this may have an impact on the Adviser’s ability to accurately value such securities and a Fund’s assets and on the Fund’s ability to dispose of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield fixed income securities, especially in a thinly traded market.

New laws proposed or adopted from time to time may have an impact on the market for high yield securities.

Finally, there are risks involved in applying credit or dividend ratings as a method for evaluating high yield securities. For example, ratings evaluate the safety of principal and interest or dividend payments, not market value risk of high yield securities. Also, since rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund will continuously monitor the issuers of high yield securities in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the security’s liquidity so the Fund can meet redemption requests.

Securities Lending.  Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.  These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral).  The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder.  Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the current market value of the loaned domestic securities (105% of loaned foreign securities) by marking to market daily.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the applicable Fund.

Each Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.  The Funds do not have the right to vote loaned securities.  A Fund will attempt to call all loaned securities back to permit the exercise of voting rights on material matters, if time and jurisdictional restrictions permit.  There is no guarantee that all loans can be recalled.

Special Situation Companies. Each Fund, except the Small Cap Value Fund II, may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the investment adviser of the Fund, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a “Special Situation,” may be one of many different types.

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Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A “Special Situation” may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a “Special Situation.” A Fund may invest in securities (even if not “Special Situations”) which, in the opinion of the investment adviser of the Fund, are appropriate investments for the Fund, including securities which the investment adviser of the Fund believes are undervalued by the market. A Fund shall not be required to invest any minimum percentage of its aggregate portfolio in “Special Situations,” nor shall it be required to invest any minimum percentage of its aggregate portfolio in securities other than “Special Situations.”

Securities of Unseasoned Issuers. Each of the Funds may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, to the extent consistent with each Fund’s primary investment strategies as set forth in the Prospectuses and with each Fund’s policy on investments in illiquid investments.  The aggregate investment in such securities will not exceed (a) 25% of net assets for the WPG Funds, and Long/Short Equity Fund or (b) 5% of net assets for each of the Small Cap Value and All-Cap Value Funds. The term “unseasoned” refers to issuers which, together with their predecessors, have been in operation for less than three years.

Short Sales. The All-Cap Value, Long/Short Equity, and Long/Short Research may each enter into short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. A Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See the section entitled “Options” above.

Short Sales “Against the Box.” In addition to the short sales discussed above, the All-Cap Value, Long/Short Equity, and Long/Short Research may each make short sales “against the box,” transactions in which a Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

Structured Securities. The All-Cap Value Fund and Global Equity Fund, may invest in structured securities. The value of the principal of and/or interest on structured securities is determined by reference to changes in the value of specific currencies, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, notes where the principal repayment at maturity is determined by the value of the relative change in two or more specified securities or securities indices. The All-Cap Value Fund does not presently intend to invest more than 5% of its net assets in structured securities.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the security at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

U.S. Government Obligations. Each Fund may purchase U.S. government agency and instrumentality obligations that are debt securities issued by U.S. government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association (“GNMA”) and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Such guarantees of U.S. government securities held by a Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. government will continue to provide support to its agencies or instrumentalities in the future. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are backed by the full faith and credit of the U.S. government. All U.S. government obligations are subject to interest rate risk.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continue support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the values of their securities and the securities which they guarantee.

Each Fund’s net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government, including, if applicable, options and futures on such obligations. The maturities of U.S. government securities usually range from three months to thirty years. Examples of types of U.S. government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity.

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There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. Each Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Funds.

The All-Cap Value Fund and Small Cap Value Fund II do not presently intend to invest more than 5% of each Fund’s respective net assets in U.S. government obligations.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market's expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund's investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund's inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund's performance, and cause losses on your investment in the Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds, underlying funds, and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds, underlying funds, and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds, underlying funds, and issuers in which they invest.

Investing in Frontier Countries. The Global Equity Fund may invest in securities of issuers located in frontier countries. Frontier markets are a sub-set of emerging market countries. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s NAV to decline. In addition, the legal remedies for investors in frontier markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Asset-Backed Securities. The Long/Short Research Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. government securities, but are not direct obligations of the U.S. government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. That is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities.

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Commercial Paper. Each Fund may purchase commercial paper rated (at the time of purchase) “A-1” by S&P® or “Prime-1” by Moody’s or, when deemed advisable by the Adviser, issues rated “A-2” or “Prime-2” by S&P® or Moody’s, respectively. These rating categories are described in Appendix “A” to this SAI. The Funds may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on the exemption from such registration afforded by Section 3(a) (3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Each Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

Contracts for Differences. The Long/Short Research Fund (for this section only, the “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a long CFD, the Fund is looking to profit from increases in the market price of a particular asset. With a short CFD the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable.  Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Holding Company Depository Receipts. Each Fund may invest in Holding Company Depository Receipts (“HOLDRS”). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or ADRs of specific companies in a particular industry, sector or group. Each of the Funds do not presently intend to invest more than 5% of their respective net assets in HOLDRS.

Indexed Securities. The Funds may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.   Each of the Funds do not presently intend to invest more than 5% of their respective net assets in indexed securities.

Large Shareholder Purchase and Redemption Risk.  The Funds may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds.  Such large shareholder redemptions may cause a Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.  Similarly, large share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.  In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and a Fund have entered into a fee waiver and/or expense reimbursement arrangement.

Money Market Instruments. Each Fund may invest a portion of its assets in short-term, high-quality instruments for purposes of temporary defensive measures, which instruments include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and a Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. A Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise, although money market instruments are generally less sensitive to interest rate changes than longer term securities. However, the risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates in March 2022 from historically low levels and may continue to do so.

Purchase Warrants. Each Fund may invest in purchase warrants and similar rights. Purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. These Funds may not invest more than 5% of each Fund’s respective net assets in purchase warrants and similar rights.

Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

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The repurchase price under the repurchase agreements described above generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with whom the Funds may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have a Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price.

Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

Temporary Investments. Although the Funds invest primarily in equity securities, for temporary defensive purposes, the Funds may hold cash or invest in a variety of money market instruments and short-term and medium-term debt securities including: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

INVESTMENT LIMITATIONS

The Funds have adopted the following fundamental investment limitations which may not be changed with respect to the Funds without the affirmative vote of the holders of a majority of the Funds’ outstanding shares (as defined in Section 2(a) (42) of the 1940 Act). As used in this SAI and in the Prospectuses, “shareholder approval” and a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund. Each Fund’s investment goals and strategies described in the Prospectuses may be changed by the Board without the approval of the Fund’s shareholders.

Each Boston Partners Fund may not:

Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

The All-Cap Value Fund, Long/Short Equity Fund and Small Cap Value Fund II Fund may not:

1.	Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements, and the Small Cap Value Fund II and All-Cap Value Fund may enter into dollar rolls for temporary purposes in amounts up to one-third of the value of each Fund’s respective total assets at the time of such borrowing and provided that, for any borrowing with respect to the All-Cap Value Fund and Long/Short Equity Fund there is at least 300% asset coverage for the borrowings of the Fund. A Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. However, with respect to the All-Cap Value Fund and Long/Short Equity Fund the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund’s total assets at the time of such borrowing, provided that for the All-Cap Value Fund and Long/Short Equity Fund: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets, and provided that for the All-Cap Value Fund, any collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. The Small Cap Value and All-Cap Value Funds will not purchase securities while aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of total assets. Securities held in escrow or separate accounts in connection with a Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation; (For purposes of this Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets)

2.	Issue any senior securities, except as permitted under the 1940 Act; (For purposes of this Limitation No. 2, neither the collateral arrangements with respect to options and futures identified in Limitation No. 1, nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities).
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3.	Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

5.	Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

Additionally, each Boston Partners Fund other than the Long/Short Research Fund and the Global Equity Fund may not:

Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.  Neither the purchase nor the sale of futures or related options will be deemed to be the issuance of senior securities because such transactions will be covered by the segregation of cash or liquid assets or by other means in compliance with applicable SEC guidance.

For purposes of Investment Limitation No. 7, with respect to the Long/Short Equity Fund may not:

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition to the fundamental investment limitations specified above, the Long/Short Equity Fund is subject to the following non-fundamental limitations. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Long/Short Equity Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that the Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

The Long/Short Research Fund may not:

1.	Borrow money except that (a) the Fund may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets (including the amount borrowed); and (b) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. For purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

2.	Issue senior securities as defined in the 1940 Act, except as permitted by rule, regulation or order of the SEC;

3.	Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

5.	Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;
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6.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan;

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities); or

For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2. Neither the purchase nor the sale of futures or related options will be deemed to be the issuance of senior securities because such transactions will be covered by the segregation of cash or liquid assets or by other means in compliance with applicable SEC guidance.

For purposes of Investment Limitation No.7, the Long/Short Research Fund may not:

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition to the fundamental investment limitations specified above, the Long/Short Research Fund is subject to the following non-fundamental limitations. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Long/Short Research Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that the Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3.	Pledge, manage or hypothecate assets, except as permitted by the 1940 Act.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings, firm commitment and standby commitment agreements. In addition, Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the Fund complies with the conditions of Rule 18f-4. See the section entitled "Currency Swaps and Total Return Swaps" above for additional information.

The Global Equity Fund may not:

1.	Borrow money except that a Fund may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets (including the amount borrowed). For purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

2.	Issue senior securities as defined in the 1940 Act, except as permitted by rule, regulation or order of the SEC;

3.	Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

5.	Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).
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For purposes of Investment Restriction No.7, the Global Equity Fund may not:

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States or any of its authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition to the fundamental investment limitations specified above, the Global Equity Fund is subject to the following non-fundamental limitations. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that a Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3.	Pledge, manage or hypothecate assets, except as permitted by the 1940 Act.

4.	Hold illiquid investments in an amount exceeding, in the aggregate, 15% of the Fund’s net assets.

Any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, short sales and other similar instruments, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings, firm commitment and standby commitment agreements. In addition, Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the Fund complies with the conditions of Rule 18f-4. See the section entitled "Credit Default Swaps, Interest Rate Swaps, Mortgage Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest rate Caps, Floors and Collars" above for additional information.

The WPG Small Cap Value Diversified Fund may not:

1.	Purchase securities of one or more issuers conducting their principal business activity in the same industry, if immediately after such purchase the value of its investments in such industry would exceed 25% or more of its total assets provided that this restriction shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

2.	With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. government securities and other investment companies), if:

(a)	such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or

(b)	such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

3.	Lease, acquire, purchase, sell or hold real estate, but it may lease office space for its own use and invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

4.	Purchase or sell commodities or commodities contracts, except futures contracts, including but not limited to contracts for the future delivery of securities and contracts based on securities indices and options on such futures contracts, and forward foreign currency exchange contracts.

5.	Lend money, except that it may (i) invest in all or a portion of an issue of bonds, debentures and other obligations distributed publicly or of a type commonly purchased by financial institutions (e.g., certificates of deposit, bankers’ acceptances or other short-term debt obligations) or other debt obligations in accordance with its objectives or (ii) enter into repurchase agreements; provided that the Fund will not enter into repurchase agreements of more than one week’s duration if more than 15% of its net assets would be invested therein together with other illiquid or not readily marketable securities.

6.	Lend its portfolio securities unless the borrower is a broker, dealer, bank or other qualified financial institution; provided that the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

7.	Engage in the business of underwriting the securities of others, except to the extent that the Fund may be deemed to be an underwriter under the 1933 Act when it purchases or sells portfolio securities; provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

8.	Borrow money except as a temporary measure to facilitate the meeting of redemption requests or for extraordinary or emergency purposes, provided that the aggregate amount of such borrowings may not exceed 33% of the value of the Fund’s total assets (including the amount borrowed), at the time of such borrowing.

9.	Issue senior securities except as permitted under the 1940 Act and except that the Fund may issue shares of beneficial interest in multiple classes or series.
21

The Fund may, notwithstanding any other fundamental or non-fundamental investment restriction or policy, invest all of its assets in the securities of a single open-end investment company with substantially the same investment objectives, restrictions and policies as that Fund.

For purposes of the above fundamental investment restrictions regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications established by nationally recognized third-party statistical information services, such as S&P. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources.

In addition to the fundamental policies mentioned above, the Board has adopted the following non-fundamental policies which may be changed or amended by action of the Board without approval of shareholders. So long as these non-fundamental restrictions are in effect, the Fund may not:

(a)	Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

(b)	Purchase securities of any other investment company except as permitted by the 1940 Act.

(c)	Purchase securities on margin, except any short-term credits, which may be necessary for the clearance of transactions and the initial, or maintenance margin in connection with options and futures contracts and related options.

(d)	Invest more than 15% of its net assets in securities which are illiquid.

(e)	Purchase additional securities if the Fund’s borrowings exceed 5% of its net assets.

Except with respect to the WPG Small Cap Value Diversified Fund’s fundamental investment restriction regarding borrowings, any investment limitation of the WPG Small Cap Value Diversified Fund that is expressed as a percentage is determined at the time of investment by the Fund. An increase or decrease in a Fund’s NAV or a company’s market capitalization subsequent to a Fund’s initial investment will not affect the Fund’s compliance with the percentage limitation or the company’s status as small, medium or large cap. From time to time, the Adviser may include as small, medium or large cap certain companies having market capitalizations outside the definitions described in the Prospectuses. Under the 1940 Act, the WPG Small Cap Value Diversified Fund will be required to maintain continuous asset coverage of at least 300% for borrowings from a bank. In the event that such asset coverage is below 300%, the applicable Fund will be required to reduce the amount of its borrowings to obtain 300% asset coverage, within three days (not including weekends and holidays) or such longer period as the rules and regulations of the SEC prescribe. In addition, under the 1940 Act, the WPG Small Cap Value Diversifed Fund may not invest more than 5% of its assets in the securities of any issuer that derives more than 15% of its gross revenue from a securities-related business, unless an exemption is available under the 1940 Act or the rules thereunder.

The WPG Select Small Cap Value Fund may not:

1.	Borrow money except that the Fund may borrow from banks or through reverse repurchase agreements in amounts up to 331/3% of the value of its total assets (including the amount borrowed). For purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

2.	Issue senior securities as defined in the 1940 Act, except as permitted by rule, regulation or order of the SEC;

3.	Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

5.	Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.	Make loans, except through loans of portfolio securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan; or

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

8.	Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.
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For purposes of Investment Restriction No.7, the Fund may not:

Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States or any of its authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition to the fundamental investment limitations specified above, each Fund is subject to the following non-fundamental limitations. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. The Fund may not:

1.	Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

2.	Purchase securities on margin, except that the Fund may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of portfolio transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3.	Pledge, manage or hypothecate assets, except as permitted by the 1940 Act.

4.	Hold illiquid investments in an amount exceeding, in the aggregate, 15% of the Fund’s net assets.

Any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, short sales and other similar instruments, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings, firm commitment and standby commitment agreements. In addition, Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the Fund complies with the conditions of Rule 18f-4. See the section entitled "Credit Default Swaps, Interest Rate Swaps, Mortgage Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest rate Caps, Floors and Collars" above for additional information.

PORTFOLIO HOLDINGS INFORMATION

The Company has adopted, on behalf of the Funds, a policy relating to the selective disclosure of a Fund’s portfolio holdings by the Adviser, Board, officers, or third party service providers, in accordance with regulations that seek to ensure that disclosure of information about portfolio holdings is in the best interest of a Fund’s shareholders. The policies relating to the disclosure of a Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose each Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-CEN, Form N-PORT, and such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The Adviser currently makes the Funds’ complete portfolio holdings, top ten holdings, sector weightings and other portfolio characteristics publicly available on its web site, www.bostonpartners.com as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Web Posting
Complete Portfolio Holdings and top 10 Portfolio Holdings	Monthly/Quarterly*	15 calendar days after the end of each calendar month for the Funds

*	For the Long/Short Equity Fund and the Long/Short Research Fund only the complete long positions for the Funds will be publicly available on the Adviser’s website at www.bostonpartners.com.

The scope of the information relating to the Funds’ portfolios that is made available on the web site may change from time to time without notice. The Adviser or its affiliates may include a Fund’s portfolio holdings that have already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of holdings made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

The Company may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include U.S. Bank, N.A., the custodian; U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or "Transfer Agent"), the administrator, accounting agent and transfer agent; [ ], the Funds’ independent registered public accounting firm; Faegre Drinker Biddle & Reath LLP, legal counsel; FilePoint, the financial printer; the Funds’ proxy voting service(s); and the Company’s liquidity classification agent. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to a Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

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Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information, and (ii) financial consultants to assist them in determining the suitability of the Funds as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the Company’s, Adviser’s fiduciary duties to the Funds’ shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions. Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Fund’s portfolio.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of a Fund.

The Board provides ongoing oversight of the Company’s policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Board receives from the Company’s Chief Compliance Officer (“CCO”) as necessary, reports on compliance with these policies and procedures. In addition, the Board receives an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to a Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any violation of the policy set forth above as well as any corrective action undertaken to address such violation must be reported by the Adviser, officers or third party service providers to the Company’s CCO, who will determine whether the violation should be reported immediately to the Board or at its next quarterly Board meeting.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of each Fund’s total portfolio market value that was purchased or sold during the period. Each Fund’s turnover rate provides an indication of how transaction costs (which are not included in the Fund’s expenses) may affect the Fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

Each Fund’s portfolio turnover rates for the two most recent fiscal years are stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	Portfolio Turnover
Fund	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
All-Cap Value Fund	37%	24%
Global Equity Fund	55%	48%
Long/Short Equity Fund	54%	35%
Long/Short Research Fund	65%	53%
Small Cap Value Fund II	65%	55%
WPG Select Small Cap Value Fund	155%	160%
WPG Small Cap Value Diversified Fund	92%	74%
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MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Board, subject to the laws of the State of Maryland and the Company’s Articles of Incorporation, as supplemented and amended (the “Charter”). The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of five Independent Directors and two Interested Directors. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees (each a “Committee” and together, the “Committees”). The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Board has also established an Advisory Board whose members are not “interested persons” of the Company (as defined in the 1940 Act) and who serve in a consultative capacity to the Board, providing non-binding advice to the Board regarding the oversight of the affairs of the Company (each, an “Advisory Board Member”). An Advisory Board Member participates in Board discussions and reviews Board materials relating to the Funds, but is not a Director, has no power to vote on any matter presented to the Board, and has no power to act on behalf of or otherwise bind the Board, the Directors or any committee of the Board. The Board appointed Eugene Podsiadlo as an Advisory Board Member effective October 1, 2025.

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

The Directors, Advisory Board Members, and executive officers of the Company, their year of birth, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director During the Past 5 Years
INDEPENDENT DIRECTORS
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1966	Director	2012 to present	Since 2025 Financial Consultant; from 2020-2025, Chief Financial Officer, HC Parent Corp (life sciences consulting services).	131	FS Specialty Lending Corp (previously Energy and Power Fund) (registered investment company); Wilmington Funds (10 portfolios) (registered investment company).
Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Year of Birth: 1966	Director	October 2021 to present	Independent Director.	131	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1943	Director	2006 to present	Since 1997, Consultant, financial services organizations.	131	None.
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1948	Chair Director	2005 to present 1991 to present	Retired.	131	None.
Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Director	January 2024 to present	Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.	131	Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE).

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INTERESTED DIRECTORS(2)
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1938	Vice Chair Director	2016 to present 1991 to present	Since 2002, Senior Director – Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	131	None.
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Director	2018 to present	Independent Director.	131	Ameriprise Financial, Inc. (financial services company); Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies).
DISINTERESTED ADVISORY BOARD MEMBERS(3)
Eugene Podsiadlo 615 East Michigan Street Milwaukee, WI 53202 Age: 68	Advisory Board Member	October 2025 to present	Since 2023, Senior Advisor and Limited Partner, AI Capital, LLC; since 2020, Senior Advisor and Industry Council Member, Cross Creek Advisors; from February-June 2023, Executive Vice President of Clearbrook, LLC; from 2020-2022, Registered Securities Principal and Representative, March Capital.	N/A	Alpha Healthcare Acquisition Corp III (2021-2023); Esoterica Thematic Trust (2020-2021).
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1959	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Year of Birth: 1962	Chief Compliance Officer	2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2021, Chief Compliance Officer of The RBB Fund Trust; President of The RBB Fund Trust from 2021 to 2022; President of The RBB Fund, Inc. from 2009 to 2022.	N/A	N/A
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Chief Financial Officer and Secretary Chief Operating Officer	2016 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Trust; since 2021, Chief Financial Officer and Secretary of The RBB Fund Trust.	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1974	Director of Marketing & Business Development	2019 to present	Since 2021, Director of Marketing & Business Development of The RBB Fund Trust.	N/A	N/A
Thomas Reynolds 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Assistant Treasurer and Assistant Secretary	September 2024 to present	Since 2024, Assistant Treasurer and Assistant Secretary of The RBB Fund Trust; from 2023 to 2024, Vice President of Virtus Investment Partners; from 2020 to 2023, CFO of Stone Harbor Investment Partners LP.	N/A	N/A

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Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1982	Assistant Treasurer	2018 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1988	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Fund Services.	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1971	Assistant Secretary	2016 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Jillian L. Bosmann One Logan Square Ste. 2000 Philadelphia, PA 19103 Year of Birth: 1979	Assistant Secretary	2017 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Director oversees 131 portfolios of the fund complex, consisting of the series in the Company (101 portfolios) and The RBB Fund Trust (30 portfolios).

1.	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Board until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Messrs. Sablowsky and Shea are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Director” of the Company by virtue of his position on the Board of Barclays Bank plc, a multinational bank.

3.	A Disinterested Advisory Board Member is an Advisory Board Member that is not an “interested person” of the Company within the meaning of Section 2(a)(19) of the 1940 Act.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking, and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2025.

Contract Committee. The Board has a Contract Committee comprised of an Interested Director and two Independent Directors. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened four times during the fiscal year ended August 31, 2025.

27

Executive Committee. The Board has an Executive Committee comprised of an Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board is not in session. The Executive Committee convened one time during the fiscal year ended August 31, 2025.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised of three Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended August 31, 2025.

Product Development Committee. The Board has a Product Development Committee comprised of the Interested Directors and two Independent Directors. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky, and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Company. The Product Development Committee convened five times during the fiscal year ended August 31, 2025.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Directors and two Independent Directors. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2025.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Directors and two officers of the Company. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended August 31, 2025.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s Chief Compliance Officer (“CCO”). The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s CCO to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director and Advisory Board Member Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director and Advisory Board Member in the Funds and in all of the portfolios of the Company and The RBB Fund Trust (together, the "Fund Complex") (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him or her), as of December 31, 2025, including the amounts through the deferred compensation plan:

28

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Independent Directors
Gregory P. Chandler	$10,001-$50,000	Over $100,000
Lisa A. Dolly	None	$50,001-$100,000
Nicholas A. Giordano	None	$50,001-$100,000
Arnold M. Reichman	$10,001-$50,000	Over $100,000
Martha A. Tirinnanzi	None	Over $100,000
Interested Directors
Robert Sablowsky	$10,001-$50,000	Over $100,000
Brian T. Shea	None	$10,001-$50,000
Disinterested Advisory Board Members (1)
Eugene Podsiadlo	None	$50,001-$100,000

(1)	Mr. Podsiadlo is not a Director. He was appointed as an Advisory Board Member effective October 1, 2025.

The following tables set forth the dollar range of equity securities beneficially owned by each Director in each individual Fund as of December 31, 2025:

Name of Director	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Independent Directors:
Gregory P. Chandler	$1-$10,000	$1-$10,000	None	None
Lisa A. Dolly	None	None	None	None
Nicholas A. Giordano	None	None	None	None
Arnold M. Reichman	None	None	None	None
Martha A. Tirinnanzi	None	None	None	None
Interested Directors:
Robert Sablowsky	None	None	None	None
Brian T. Shea	None	None	None	None
Disinterested Advisory Board Members
Eugene Podsiadlo	None	None	None	None

Name of Director	Boston Partners Global Equity Fund	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund
Independent Directors:
Gregory P. Chandler	$1-$10,000	None	$1-$10,000
Lisa A. Dolly	None	None	None
Nicholas A. Giordano	None	None	None
Arnold M. Reichman	None	$10,001-$50,000	None
Martha A. Tirinnanzi	None	None	None
Interested Directors:
Robert Sablowsky	None	None	$10,001-$50,000
Brian T. Shea	None	None	None
Disinterested Advisory Board Members
Eugene Podsiadlo	None	None	None

As of December 31, 2025, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

29

Director, Advisory Board Members, and Officer Compensation

Effective January 1, 2026, the Fund Complex, based on an allocation formula, pays each Director and Advisory Board Member a retainer at the rate of $265,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2025 through December 31, 2025, the Fund Complex, based on an allocation formula, paid each Director and Advisory Board Member a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $25,000 for his services. The Chair of the Board received an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Board received an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2024 through December 31, 2024, the Fund Complex, based on an allocation formula, paid each Director a retainer at the rate of $175,000 annually, $13,500 for each regular meeting of the Board attended in-person; $5,000 for each Regulatory Oversight Committee meeting attended in-person; $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $7,500 and $5,000, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $3,000 for each special committee meeting that lasts longer than 30 minutes; $2,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $35,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $25,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $15,000 for his services. The Chair of the Board received an additional fee of $100,000 per year for his services in this capacity and the Vice Chair of the Board received an additional fee of $40,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC received $1,060,000 in the aggregate from all series of the Fund Complex for its services.

Fund	Compensation Paid to Vigilant Compliance, LLC for the Fiscal Year Ended August 31, 2025
All-Cap Value Fund	$71,906
Global Equity Fund	$12,654
Long/Short Equity Fund	$3,483
Long/Short Research Fund	$29,469
Small Cap Value Fund II	$28,805
WPG Select Small Cap Value Fund	$8,327
WPG Small Cap Value Diversified Fund	$1,649

Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer and Assistant Secretary, and are compensated for services provided. For the fiscal year ended August 31, 2025, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer and Assistant Secretary received compensation from the Company and The RBB Fund Trust in the following amounts:

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Name of Director/Officer	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officer
Independent Directors:
Gregory P. Chandler, Director	$46,755	N/A	N/A	$406,250
Lisa A. Dolly, Director	$42,052	N/A	N/A	$363,750
Nicholas A. Giordano, Director	$42,528	N/A	N/A	$369,250
Arnold M. Reichman, Director and Chair	$55,314	N/A	N/A	$476,750
Robert A. Straniere, Director(1)	$9,445	N/A	N/A	$101,250
Martha A. Tirinnanzi, Director	$38,470	N/A	N/A	$336,000
Interested Directors:
Robert Sablowsky, Director and Vice Chair	$53,765	N/A	N/A	$466,750
Brian T. Shea, Director	$43,645	N/A	N/A	$380,500
Disinterested Advisory Board Members(2)
Eugene Podsiadlo	$0	N/A	N/A	$0
Officers:
Steven Plumb, President	$40,424	N/A	N/A	$424,750
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	$50,922	N/A	N/A	$546,000
Craig Urciuoli, Director of Marketing & Business Development	$40,545	N/A	N/A	$434,750
Thomas Reynolds, Assistant Treasurer and Assistant Secretary	$18,654	N/A	N/A	$200,000

(1)	Mr. Straniere retired from his role as a Director effective January 2025.

(2)	Mr. Podsiadlo began serving as an Advisory Board Member effective October 1, 2025.

For the fiscal year ended August 31, 2025, each of the following members of the Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer and Assistant Secretary received compensation from each of the Funds in the following amounts:

Name of Director/Officer	Boston Partners All-Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Long/Short Equity Fund
Independent Directors:
Gregory P. Chandler, Director	$21,670	$3,696	$1,010
Lisa A. Dolly, Director	$19,478	$3,324	$910
Nicholas A. Giordano, Director	$19,689	$3,374	$922
Arnold M. Reichman, Director and Chair	$25,632	$4,367	$1,195
Robert A. Straniere, Director(1)	$4,500	$723	$185
Martha A. Tirinnanzi, Director	$17,815	$3,052	$834
Interested Directors:
Robert Sablowsky, Director and Vice Chair	$24,910	$4,246	$1,163
Brian T. Shea, Director	$20,229	$3,445	$943
Disinterested Advisory Board Members:
Eugene Podsiadlo	$0	$0	$0
Officers:
Steven Plump, President	$17,905	$3,587	$1,040
James G. Shaw, Chief Financial Officer, Chief Operating Officer, and Secretary	$21,975	$4,611	$1,337
Craig Urciuoli, Director of Marketing & Business Development	$17,498	$3,671	$1,064
Thomas Reynolds, Assistant Treasurer and Assistant Secretary	$8,050	$1,689	$490

(1)	Mr. Straniere retired from his role as a Director effective January 2025.
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Name of Director/Officer	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II	WPG Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Independent Directors:
Gregory P. Chandler, Director	$8,719	$8,707	$2,292	$493
Lisa A. Dolly, Director	$7,845	$7,826	$2,075	$443
Nicholas A. Giordano, Director	$7,931	$7,915	$2,096	$448
Arnold M. Reichman, Director and Chair	$10,319	$10,301	$2,719	$583
Robert A. Straniere, Director(1)	$1,768	$1,785	$351	$99
Martha A. Tirinnanzi, Director	$7,172	$7,160	$1,894	$405
Interested Directors:
Robert Sablowsky, Director and Vice Chair	$10,025	$10,010	$2,651	$567
Brian T. Shea, Director	$8,138	$8,126	$2,147	$461
Disinterested Advisory Board Members:
Eugene Podsiadlo	$0	$0	$0	$0
Officers:
Steven Plump, President	$6,963	$7,998	$2,364	$410
James G. Shaw, Chief Financial Officer, Chief Operating Officer, and Secretary	$8,951	$10,281	$3,038	$527
Craig Urciuoli, Director of Marketing & Business Development	$7,127	$8,186	$2,419	$420
Thomas Reynolds, Assistant Treasurer and Assistant Secretary	$3,279	$3,766	$1,113	$193

(1)	Mr. Straniere retired from his role as a Director effective January 2025.

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

Director/Trustee Emeritus Program

The Board has created a position of Director Emeritus, whereby an incumbent Director who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Director may, in the sole discretion of the Nominating and Governance Committee of the Company (the “NGC”), be recommended to the full Board to serve as Director Emeritus.

A Director Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Director. Effective January 1, 2026, a Director Emeritus can receive an annual fee in an amount up to 50% of the annual base compensation paid to a Director in effect at the time such Director Emeritus was first appointed Director Emeritus. Compensation will be determined annually by the NGC and the Board with respect to each Director Emeritus. In addition, a Director Emeritus will be reimbursed for certain expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Director Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Directors at reasonable times as requested. However, a Director Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Director Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the NGC and the Board for up to three years. Effective February 2024, Julian Brodsky serves as a Director Emeritus of the Company. Effective January 2025, Robert Straniere serves as a Director Emeritus of the Company.

For the fiscal year ended August 31, 2025, Messrs. Brodsky and Straniere received compensation for their roles as a Director Emeritus in the following amounts:

Trusee Emeritus	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Julian Brodsky	$12,416	N/A	N/A	$106,250
Robert Straniere	$12,885	N/A	N/A	$84,375

32

For the fiscal year ended August 31, 2025, Mr. Brodsky and Mr. Straniere received compensation from each of the Funds in the following amounts:

Name of Director Emeritus	Boston Partners All-Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Long/Short Equity Fund
Julian Brodsky	$5,893	$1,008	$277
Robert A. Straniere	$5,910	$1,012	$280

Name of Director Emeritus	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II	WPG Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
Julian Brodsky	$2,380	$2,376	$639	$134
Robert A. Straniere	$2,411	$2,363	$677	$136

CODE OF ETHICS

The Company and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company, subject to certain restrictions.

PROXY VOTING

The Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to the Fund’s Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, each Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Funds. The Adviser will consider factors affecting the value of the Funds’ investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser has adopted proxy voting procedures with respect to voting proxies relating to portfolio securities held by the Funds. The Adviser employs a third party service provider, Institutional Shareholder Services, to assist in the voting of proxies. These procedures have been provided to the service provider, who analyzes the proxies and makes recommendations, based on the Adviser’s policy, as to how to vote such proxies. A copy of the Adviser’s Proxy Voting Policy is included with this SAI.  Please see Appendix B to this SAI for further information.

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-888-261-4073 or by visiting the SEC’s website at www.sec.gov.

33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As [ ], 2026, to the Company’s knowledge, the following named persons at the addresses shown below were owners of record of approximately 5% or more of the total outstanding shares of each Fund as indicated below. See “Additional Information Concerning Company Shares” below. Any shareholder that owns 25% or more of the outstanding shares of a portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the portfolio or class. Shareholders controlling a portfolio or class could have the ability to vote a majority of the shares of the portfolio or class on any matter requiring approval of the shareholders of the portfolio or class.

Name of Fund and Shareholder Name and Address	Percentage of Shares Owned as of [ ], 2026
Boston Partners All-Cap Value Fund Institutional Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1901
SEI Private Trust Company	[ ]%
Attn: Mutual Funds
C/O 1st Source
One Freedom Valley Drive
Oaks, PA 19456-9989
Merrill Lynch Pierce Fenner & Smith	[ ]%
For the Sole Benefit of its Customers
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6486
Raymond James	[ ]%
Omnibus for Mutual Funds
Attn Courtney Waller
St. Petersburg, Fl 33716-1102
Boston Partners All-Cap Value Fund Investor Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds
211 Main St.
San Francisco, CA 94105-1901
Merrill Lynch Pierce Fenner & Smith	[ ]%
For the Sole Benefit of its Customers
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6486

34

Boston Partners Global Equity Fund Institutional Class
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds
211 Main St.
San Francisco, CA 94105-1901
Ironworkers District of Council of New England Pension Fund Trust	[ ]%
William P Hurley TR
161 Granite Ave.
Dorchester, MA 02124-5491
Capinco C/O US Bank NA	[ ]%
P.O. Box 1787
Milwaukee, WI 53201-1787
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995

35

Boston Partners Long/Short Equity Fund Institutional Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Raymond James	[ ]%
Omnibus for Mutual Funds
Attn Courtney Waller
St. Petersburg, Fl 33716-1102
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1905
Pershing LLC	[ ]%
1 Pershing Plz.
Jersey City, NJ 07399-0002
Boston Partners Long/Short Equity Fund Investor Class
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1901
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995

36

Boston Partners Long/Short Research Fund Institutional Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
SEI Private Trust Company	[ ]%
C/o MELLON BANK
One Freedom Valley Drive
Oaks, PA 19456-9989
Merrill Lynch Pierce Fenner & Smith	[ ]%
For the Sole Benefit of its Customers
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6486
Wells Fargo Bank NA FBO	[ ]%
Reynolds KB FBO Presbyterian Minis
PO Box 1533
Minnneapolis, MN 55480-1533
Bonton Partners Global Investors Inc.	[ ]%
60 East 42nd St.
New York, NY 10165-0006
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds
211 Main St.
San Francisco, CA 94105-1901
Boston Partners Long/Short Research Fund Investor Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds
211 Main St.
San Francisco, CA 94105-1901
Wells Fargo Clearing Services LLC	[ ]%
Special Custody Acct For the Exclusive Benefit of Customers
2801 Market St.
Saint Louis, MO 63103-2523

37

Boston Partners Small Cap Value Fund II Institutional Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1905
Empower Trust FBO	[ ]%
C/o Mutual Fund Trading
Recordkeeping Various Benefit PL NY
Greenwood, Co 80111-5002
Boston Partners Small Cap Value Fund II Investor Class
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1901
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Morgan Stanley Smith Barney LLC	[ ]%
For the Exclusive Benefits of its Customers
1 New York Plaza, FL 39
New York, NY 10004-1901

38

WPG Partners Select Small Cap Value Fund Institutional Class
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
Charles Schwab & Co., Inc.	[ ]%
Special Custody A/C FBO Customers
Attn: Mutual Funds Dept.
211 Main St.
San Francisco, CA 94105-1901
Reliance Trust Company	[ ]%
Mailcode BDIN Attn MF
Maril & Co FBO 70
4900 Brown Deer Road
Milwaukee, WI 53223-2422
Vanguard Brokerage Services	[ ]%
100 Vanguard Blvd
Malvern, PA 19355-2331
Merrill Lynch Pierce Fenner & Smith	[ ]%
For the Sole Benefit of its Customers
4800 Deer Lake Dr. E
Jacksonville, FL 32246-6486

39

WPG Small Cap Value Diversified Fund Institutional Class
Charles Schwab & Co., Inc.	[ ]%
Reinvest Account
Attn: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94101
National Financial Services LLC	[ ]%
For the Exclusive Benefits of its Customers
Attn: Mutual Funds Dept., 4th FL
499 Washington Blvd.
Jersey City, NJ 07310-1995
The Jackson Foundation	[ ]%
104 Shockoe Slip Suite 2-B
Richmond, VA 23219-4125

*	Beneficial owner.

As of [ ], 2026, the Directors and Officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

No ownership information is presented for R6 Class shares of the All-Cap Value Fund, Global Equity Fund, and Small Cap Value Fund II as R6 Class shares had not commenced operations prior to the date of the SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser - All Funds

The Adviser, located at One Beacon Street, Boston, MA 02108, is a subsidiary of ORIX Corporation Europe N.V. (formerly Robeco Groep N.V.), a Dutch public limited liability company (“ORIX Europe”). Founded in 1929, ORIX Europe is one of the world’s oldest asset management organizations. ORIX Europe is owned by ORIX Corporation, an integrated financial services group based in Tokyo, Japan. The Adviser provides advisory services to the Funds pursuant to an Advisory Agreement between the Company and the Adviser ("Advisory Agreement"). The Adviser provides investment management and investment advisory services to other institutional and proprietary accounts.

The Adviser has investment discretion for the Funds and will make all decisions affecting the assets of those Funds under the supervision of the Board and in accordance with each Fund’s stated policies. The Adviser will select investments for the Funds.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds, including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales made for the Funds. The Adviser will provide the services rendered by it in accordance with the Funds’ investment goals, restrictions and policies as stated in the Prospectuses and in this SAI. For its services to the Funds, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of a Fund’s average daily net assets as follows:

Fund	Advisory fee as a percentage of average daily net assets
Boston Partners All-Cap Value Fund	0.70%
Boston Partners Global Equity Fund	0.90%
Boston Partners Long/Short Equity Fund*	1.60%
Boston Partners Long/Short Research Fund	1.25%
Boston Partners Small Cap Value Fund II	0.85%
WPG Partners Select Small Cap Value Fund	0.90%
WPG Partners Small Cap Value Diversified Fund	0.80% of average daily net assets up to $500 million, and 0.75% of average daily net assets in excess of $500 million

*	Prior to March 1, 2026, the advisory fee was 2.25% of average daily net assets.
40

The Adviser has contractually agreed to waive its fees to the extent necessary to maintain the following expense ratios (excluding certain items noted below) for the Funds:

	Institutional	Investor	R6
All-Cap Value Fund	0.80%	1.05%	0.74%
Global Equity Fund	0.95%	N/A	0.87%
Long/Short Equity Fund*	1.70%	1.95%	N/A
Long/Short Research Fund	1.50%	1.75%	N/A
Small Cap Value Fund II	0.99%	1.24%	0.92%
WPG Select Small Cap Value Fund	1.10%	N/A	N/A
WPG Small Cap Value Diversified Fund	1.10%	N/A	N/A

*	Prior to March 1, 2026, the Long/Short Equity Fund’s contractual expense cap for Institutional Class or Investor Class shares was 1.96% or 2.21%, respectively.

These limits are calculated daily based on the Funds’ average daily net assets.  These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The contractual limitations are in effect until at least December 31, 2027, and may not be terminated without approval of the Board.

If at any time a Fund’s total annual Fund operating expenses for a year are less than the above-listed expense limitation, the Adviser is entitled to reimbursement by the Funds of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes and other items as agreed upon by both parties from time to time.

For the fiscal years ended August 31, 2025, 2024, and 2023, the Boston Partners Funds paid the Adviser advisory fees and the Adviser waived advisory fees as follows:

For the Fiscal Year Ended	Advisory Fees Paid (before waivers and recoupments)	Waivers	Recoupments
August 31, 2025
All-Cap Value Fund	$9,672,399	$(657,804)	$0
Global Equity Fund	$2,226,535	$(394,414)	$0
Long/Short Equity Fund	$1,552,321	$(416,555)	$0
Long/Short Research Fund	$7,027,561	$0	$0
Small Cap Value Fund II	$4,810,784	$(196,442)	$24,555
WPG Select Small Cap Value Fund	$1,453,304	$(47,132)	$66,669
WPG Small Cap Value Diversified Fund	$254,437	$(36,289)	$0

For the Fiscal Year Ended	Advisory Fees Paid (before waivers and reimbursements)	Waivers	Recoupments
August 31, 2024
All-Cap Value Fund	$9,869,819	$(650,637)	$0
Global Equity Fund	$1,985,400	$(357,823)	$0
Long/Short Equity Fund	$1,379,392	$(414,321)	$0
Long/Short Research Fund	$7,466,784	$0	$0
Small Cap Value Fund II	$4,839,419	$(231,790)	$618
WPG Select Small Cap Value Fund	$902,977	$(39,014)	$13,656
WPG Small Cap Value Diversified Fund	$240,939	$(51,465)	$0

41

For the Fiscal Year Ended	Advisory Fees Paid (after waivers and reimbursements)	Waivers	Recoupments
August 31, 2023
All-Cap Value Fund	$9,693,764	$(581,154)	$0
Global Equity Fund	$1,742,360	$(312,531)	$0
Long/Short Equity Fund	$1,523,914	$(440,825)	$0
Long/Short Research Fund	$9,421,601	$0	$0
Small Cap Value Fund II	$5,890,652	$(313,733)	$0
WPG Select Small Cap Value Fund	$731,706	$(52,965)	$4,502
WPG Small Cap Value Diversified Fund	$243,064	$(64,117)	$0

Each class of each Fund bears its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Board in such manner as it deems to be fair and equitable. Expenses borne by a portfolio include, but are not limited to the expenses listed in the Prospectuses and the following (or a portfolio’s share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Adviser; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its Directors and officers; (g) organizational costs; (h) fees to the investment advisers and Fund Services; (i) fees and expenses of officers and Directors who are not affiliated with a portfolio’s investment adviser or Quasar Distributors, LLC (the “Distributor”); (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders’ meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors’ and officers’ liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio’s investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

Under the Advisory Agreements, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds or the Company in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their respective duties or from reckless disregard of their duties and obligations there under.

The Advisory Agreements are terminable with respect to each Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days’ written notice to the Adviser. The Advisory Agreement may also be terminated by the Adviser on 60 days’ written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.

Portfolio Managers

Description of Compensation. As of the date of this SAI, the portfolio managers’ compensation is comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through the firm’s bonus program, key investment professionals are rewarded primarily for strong investment performance. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

●	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;

●	Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return;

●	Investment Team Performance: the financial results of the Portfolio Manager’s investment group; and

●	Firm-Wide Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of the Adviser’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

The firm also provides a long-term incentive program. Portions of the annual bonuses are deferred for up to 3 years.

Other Accounts. The table below discloses accounts, other than the Funds, for which each Portfolio Manager is primarily responsible for the day-to-day portfolio management, as of August 31, 2025.

42

Boston Partners All Cap Value Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Duilio Ramallo, CFA	Other Registered Investment Company	0	$0		0	$0
	Other Pooled Investment Vehicles	1	$6.0	billion	0	$0
	Other Accounts	59	$4.0	billion	0	$0

Boston Partners Global Equity Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Christopher Hart, CFA	Other Registered Investment Company	1	$239	million	0	$0
	Other Pooled Investment Vehicles	3	$7.1	billion	1	$69 million
	Other Accounts	124	$7.6	billion	0	$0
Joshua Jones, CFA	Other Registered Investment Company	1	$239	million	0	$0
	Other Pooled Investment Vehicles	3	$7.1	billion	1	$69 million
	Other Accounts	124	$7.6	billion	0	$0
Soyoun Song	Other Registered Investment Company	1	$239	million	0	$0
	Other Pooled Investment Vehicles	3	$7.1	billion	1	$69 million
	Other Accounts	124	$7.6	billion	0	$0

Boston Partners Long/Short Equity Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Patrick Regan, CFA	Other Registered Investment Company	0	$0		0	$0
	Other Pooled Investment Vehicles	1	$86	million	1	$86 million
	Other Accounts	0	$0		0	$0

Boston Partners Long/Short Research Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Joseph Feeney. Jr., CFA*	Other Registered Investment Company	1	$126	million	0	$0
	Other Pooled Investment Vehicles	0	$0		0	$0
	Other Accounts	0	$0		0	$0
Scott Burgess, CFA*	Other Registered Investment Company	1	$126	million	0	$0
	Other Pooled Investment Vehicles	0	$0		0	$0
	Other Accounts	0	$0		0	$0

Boston Partners Small Cap Value Fund II

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
George Gumpert, CFA	Other Registered Investment Company	3	$536	million	0	$0
	Other Pooled Investment Vehicles	1	$111	million	0	$0
	Other Accounts	76	$4.2	billion	3	$857 million

43

WPG Partners Select Small Cap Value Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Eric Gandhi, CFA	Other Registered Investment Company	7	$817	million	0	$0
	Other Pooled Investment Vehicles	1	$11	million	0	$0
	Other Accounts	12	$1.1	billion	0	$0

WPG Partners Small Cap Value Diversified Fund

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Richard Shuster, CFA*	Other Registered Investment Company	3	$291	million	0	$0
	Other Pooled Investment Vehicles	0	$0		0	$0
	Other Accounts	2	$332	million	0	$0
Gregory Weiss*	Other Registered Investment Company	3	$291	million	0	$0
	Other Pooled Investment Vehicles	0	$0		0	$0
	Other Accounts	2	$332	million	0	$0
Eric Gandhi, CFA *	Other Registered Investment Company	7	$817	million	0	$0
	Other Pooled Investment Vehicles	1	$11	million	0	$0
	Other Accounts	12	$1.1	million	0	$0

*	The portfolio managers utilize a team based approach to other accounts managed. The portfolio managers are jointly and primarily responsible for the management of a portion of the total assets and number of accounts shown. Effective June 30, 2026, Mr. Shuster will no longer serve as a portfolio manager, and instead assume the role of a Senior Adviser at the firm.

Conflict of Interest. Investment decisions for the Fund’s portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. The Adviser recognizes that potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, the Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

44

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by such Portfolio Manager as of August 31, 2025.

Portfolio Manager	Dollar ($) Value of Fund Shares Beneficially Owned
All-Cap Value Fund
Duilio Ramallo, CFA	over $1,000,000
Global Equity Fund
Christopher Hart, CFA	None
Joshua Jones, CFA	None
Soyoun Song	$100,001 - $500,000
Long/Short Equity Fund
Patrick Regan, CFA	over $1,000,000
Long/Short Research Fund
Joseph Feeney, Jr., CFA	over $1,000,000
Scott Burgess, CFA	$500,001 - $1,000,000
Small Cap Value Fund II
George Gumpert, CFA	over $1,000,000
WPG Select Small Cap Value Fund
Eric Gandhi, CFA	$100,001 - $500,000
WPG Partners Small Cap Value Diversified Fund
Eric Gandhi, CFA	$50,001 - $100,000
Richard Shuster, CFA	$50,001 - $100,000
Gregory Weiss	$100,001 - $500,000

Custodian Agreement

U.S. Bank, N.A., 1555 North River Center Drive, Milwaukee, Wisconsin 53212 (the “Custodian”), is custodian of the Funds’ assets pursuant to a custodian agreement (the “Custodian Agreement”).  Under the Custodian Agreement, the Custodian: (a) maintains a separate account or accounts in the name of each Fund; (b) holds and transfers portfolio securities on account of each Fund; (c) accepts receipts and makes disbursements of money on behalf of each Fund; (d) collects and receives all income and other payments and distributions on account of each Fund’s portfolio securities; and (e) makes periodic reports to the Board concerning the Funds’ operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Funds harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreement, the Custodian receives a fee based on each Fund’s average daily gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Fund.

Transfer Agency Agreement

Fund Services serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency and servicing agreement (the “Transfer Agency Agreement”), under which Fund Services: (a) issues and redeems shares of each Fund; (b) addresses and mails all communications by the Funds to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Board concerning the operations of the Funds. Fund Services may, subject to the Board’s approval, assign its duties as transfer and dividend disbursing agent to any other affiliate of Fund Services. For its services to the Funds under the Transfer Agency Agreement, Fund Services receives an annual fee based on the number of accounts in the Funds and the Funds’ average gross assets calculated daily and payable monthly. Transaction charges and out-of-pocket expenses are also charged to the Funds.

Fund Services also provides services relating to the implementation of the Company’s Anti-Money Laundering Program. In addition, Fund Services provides services relating to the implementation of the Funds’ Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification.

45

Administration and Accounting Agreement

Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as Fund Administrator to the Funds pursuant to a fund administration servicing agreement and serves as fund accountant pursuant to a fund accounting servicing agreement (the “Administration Agreements”).  Under the fund accounting servicing agreement, Fund Services has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds.  Under the fund administration servicing agreement, Fund Services has agreed to provide fund administration services to the Company.  These services include the preparation and coordination of the Company’s annual post-effective amendment filing and supplements to the Funds’ registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company’s fund administration. In addition, Fund Services has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Funds. The Custodian and Fund Services are affiliates.

The Administration Agreements provide that Fund Services shall be obligated to exercise reasonable care in the performance of its duties and that Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company in connection with its duties under the Administration Agreements, except a loss resulting from Fund Services’ refusal or failure to comply with the terms of the applicable Administration Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties thereunder.

Fund Services receives a fee under the Administration Agreements based on the average daily net assets of the Company.

For the fiscal years ended August 31, 2025, 2024 and 2023, the Funds paid Fund Services certain administration and accounting fees and related out-of-pocket expenses as follows:

Fund	Administration, Accounting and Regulatory Administration Fees Paid (after waivers and reimbursements)	Waivers	Reimbursements
Fiscal Year Ended August 31, 2025
All Cap Value Fund	$289,268	$0	$0
Global Equity Fund	$87,542	$0	$0
Long/Short Equity Fund	$40,634	$0	$0
Long/Short Research Fund	$192,523	$0	$0
Small Cap Value Fund II	$127,507	$0	$0
WPG Select Small Cap Value Fund	$49,191	$0	$0
WPG Small Cap Value Diversified Fund	$24,189	$0	$0
Fiscal Year Ended August 31, 2024
All Cap Value Fund	$315,910	$0	$0
Global Equity Fund	$86,173	$0	$0
Long/Short Equity Fund	$39,373	$0	$0
Long/Short Research Fund	$192,523	$0	$0
Small Cap Value Fund II	$139,214	$0	$0
WPG Select Small Cap Value Fund	$40,211	$0	$0
WPG Small Cap Value Diversified Fund	$24,183	$0	$0
Fiscal Year Ended August 31, 2023
All Cap Value Fund	$318,333	$0	$0
Global Equity Fund	$71,293	$0	$0
Long/Short Equity Fund	$43,276	$0	$0
Long/Short Research Fund	$249,872	$0	$0
Small Cap Value Fund II	$191,497	$0	$0
WPG Select Small Cap Value Fund	$26,858	$0	$0
WPG Small Cap Value Diversified Fund	$26,677	$0	$0

46

DISTRIBUTION ARRANGEMENTS

Distribution Agreement and Plans of Distribution

Quasar Distributors, LLC, whose principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101, serves as the underwriter to the Funds pursuant to a distribution agreement (the “Distribution Agreement”).  The Distributor, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The Distributor is not affiliated with the Company or the Adviser.

Under the Distribution Agreement with the Company, the Distributor acts as the agent of the Company in connection with the continuous offering of shares of the Funds.  The Distributor continually distributes shares of the Funds on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor.  These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares.  Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary.  The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary.  The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective.  The Adviser pays the Distributor a fee for certain distribution-related services.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act.  The Distribution Agreement is terminable without penalty by the Company on behalf of the Funds on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the members of the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Distribution Agreement provides that the Distributor shall not be liable for any loss suffered by the Company in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Institutional Class and R6 Class.  Pursuant to the Distribution Agreement, Quasar Distributors, LLC will use best efforts to distribute each Fund’s shares. Quasar Distributors, LLC does not receive compensation from the Company for the distribution of the Funds’ Institutional Class or R6 Class shares; however, the Adviser pays an annual fee to Quasar Distributors, LLC as compensation for underwriting services rendered to the Funds pursuant to the Distribution Agreement.

Investor Class. Pursuant to the Distribution Agreement and the related Plans of Distribution, as amended, for the Investor Class (together, the “Investor Class Plans”), which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, Quasar Distributors, LLC will use best efforts to distribute each Fund’s shares. Payments to Quasar Distributors, LLC under the Investor Class Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class including advertising, printing and mailing of prospectuses to others than current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing changes. As compensation for its distribution services, Quasar Distributors, LLC receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Investor Class Plans, to be calculated daily and paid monthly by the Investor Class of each of the Funds at the annual rate set forth in the Investor Class Prospectus.

47

For the fiscal years ended August 31, 2025, 2024 and 2023, the Investor Class of each of the Funds paid the Funds’ distributor fees as follows:

Fund	Distribution Fees Paid (after waivers and reimbursements)	Waivers	Reimbursements
Fiscal Year Ended August 31, 2025
All-Cap Value Fund	$519,434	$0	$0
Long/Short Equity Fund	$40,611	$0	$0
Long/Short Research Fund	$20,378	$0	$0
Small Cap Value Fund II	$134,883	$0	$0
Fiscal Year Ended August 31, 2024
All-Cap Value Fund	$552,418	$0	$0
Long/Short Equity Fund	$33,228	$0	$0
Long/Short Research Fund	$18,017	$0	$0
Small Cap Value Fund II	$141,866	$0	$0
Fiscal Year Ended August 31, 2023
All-Cap Value Fund	$574,425	$0	$0
Long/Short Equity Fund	$29,393	$0	$0
Long/Short Research Fund	$25,873	$0	$0
Small Cap Value Fund II	$180,791	$0	$0

Among other things, the Plans provide that: (1) Quasar Distributors, LLC shall be required to submit quarterly reports to the Directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company’s Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by each Fund on the distribution of the Fund’s shares of a Class under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of the Company’s Independent Directors shall be committed to the discretion of such Independent Directors.

Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Oppenheimer Co., Inc., formerly Fahnestock Co., Inc., a broker-dealer.

For the fiscal year ended August 31, 2025, the Funds’ Plan expenses were spent for the following purposes:

Investor Class*	All-Cap Value Fund	Long/ Short Equity Fund	Long/Short Research Fund	Small Cap Value Fund II
Compensation to broker/dealers	$519,434	$0	$20,378	$134,883
Compensation to sales personnel	$0	$0	$0	$0
Advertising	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0	$0	$0
Compensation to underwriters	$0	$40,611	$0	$0
Other	$0	$0	$0	$0

*	The WPG Funds currently offered as Institutional Class Shares only, excluding from 12b-1 fees.

FUND TRANSACTIONS

Subject to policies established by the Board and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Funds and subject to the approval of the Board, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

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For the fiscal year ended August 31, 2025, the Funds paid the following commissions to brokers on account of research services:

Fund	Commissions Paid to Brokers Who Supplied Research Services	Total Dollar Amount Involved in Such Transactions
All-Cap Value Fund	$218,413	$1,272,771,227
Global Equity Fund	$147,621	$258,525,727
Long/Short Equity Fund	$651,613	$1,220,830,884
Long/Short Research Fund	$706,445	$1,192,770,177
Small Cap Value Fund II	$627,474	$685,173,937
WPG Select Small Cap Value Fund	$638,440	$488,992,657
WPG Partners Small Cap Value Diversified Fund	$68,435	$53,384,038

The following chart shows the aggregate brokerage commissions paid by each Fund for the past three fiscal years ended August 31:

Fund	2025	2024	2023
All-Cap Value Fund	$227,058	$190,798	$282,754
Global Equity Fund	$150,649	$122,635	$108,817
Long/Short Equity Fund	$136,101	$115,274	$117,685
Long/Short Research Fund	$626,427	$694,478	$1,466,927
Small Cap Value Fund II	$763,690	$690,094	$1,106,657
WPG Select Small Cap Value Fund	$704,881	$413,974	$320,086
WPG Partners Small Cap Value Diversified Fund	$69,350	$55,821	$67,220

The Funds are required to identify any securities of the Company’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. As of August 31, 2025, the following Funds held the following securities of their regular broker-dealers or their parents:

Fund	Broker Dealer	Market Value
All-Cap Value Fund	J.P. Morgan Chase & Co.	$35,119,650
	The Goldman Sachs Group, Inc.	$22,892,590
Global Equity Fund	The Goldman Sachs Group, Inc.	$3,970,692
	J.P. Morgan Chase & Co.	$3,917,254
Long/Short Equity Fund	Wells Fargo & Co.	$874,313
Long/Short Research Fund	J.P. Morgan Chase & Co.	$7,861,938
	Morgan Stanley	$1,366,509

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.

SECURITIES LENDING

U.S. Bank, N.A. serves as securities lending agent for the Funds and in that role administers the Funds’ securities lending program pursuant to the terms of a Master Securities Lending Agreement entered into between the Funds and U.S. Bank, N.A.

As securities lending agent, U.S. Bank, N.A. is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. U.S. Bank, N.A. is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral of at least 102% of the current market value of the loaned securities is delivered by the borrower(s), using best efforts to obtain additional collateral on the next business day if the value of the collateral falls below the required amount, and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines.

U.S. Bank, N.A. receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

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The following table sets forth, for a Fund’s most recently completed fiscal year, the Fund’s gross income received from securities lending activities, including income from cash collateral reinvestment, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities.

	All-Cap Value Fund	Global Equity Fund	Long/Short Equity Fund	Small Cap Value Fund II	WPG Partners Small Cap Value Diversified Fund
Gross income from securities lending activities:	$2,981,413	$302,449	$361,950	$4,264,284	$321,977
Fees paid to securities lending agent from a revenue split:	$17,926	$3,065	$6,417	$52,293	$3,858
Fees paid for any cash collateral management service that are not included in the revenue split:	$19,095	$1,941	$2,282	$27,055	$2,032
Administrative fees not included in revenue split:	$0	$0	$0	$0	$0
Indemnification fee not included in revenue split:	$0	$0	$0	$0	$0
Rebates (paid to borrower):	$2,872,688	$285,184	$327,583	$3,975,765	$300,650
Other fees not included in revenue split:	$0	$0	$0	$0	$0
Aggregate fees/compensation for securities lending activities:	$2,909,709	$290,190	$336,282	$4,055,114	$306,541
Net income from securities lending activities:	$71,703	$12,260	$25,668	$209,170	$15,437

PURCHASE AND REDEMPTION INFORMATION

You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing that Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectuses from time to time; (2) if such redemption is, in the opinion of the Board, desirable in order to prevent the Company or any Fund from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company’s responsibilities under the 1940 Act.

Each Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the particular Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Automatic Investment Plan

The Automatic Investment Plan enables investors to make regular (monthly, bi-monthly, quarterly or semi-annual basis) investments (Boston Partners Funds: $5,000 minimum for Institutional Class and $100 minimum for Investor Class: WPG Small Cap Value Diversified Fund $50 minimum), in shares of any Fund through an automatic withdrawal from your designated bank account by simply completing the Automatic Investment Plan section on the application. Please call the Transfer Agent at (888) 261-4073 for instructions. By completing the enrollment form, you authorize the Funds’ Custodians to periodically draw money from your designated account, and to invest such amounts in account(s) with the fund(s) specified. There is no minimum investment amount for R6 Class shares.

If you elect the Automatic Investment Plan, please be aware that: (1) the privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Funds’ Custodian is under no obligation to notify you as to the non-payment of any check, and (3) this service may be modified or discontinued by the Funds’ Custodian upon five (5) business days’ written notice to you prior to any payment date, or may be discontinued by you by written notice to the Transfer Agent at least five (5) days before the next payment date.

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OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES AND REDEMPTIONS

The following information supplements the information in the Prospectuses under the caption “Shareholder Information.” Please see the Prospectuses for more complete information.

Other Purchase Information

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Systematic Withdrawal Plan

A systematic withdrawal plan (the “Systematic Withdrawal Plan”) is available to shareholders of the WPG Small Cap Value Diversified Fund and Investor Class Shares of the Boston Partners Funds whose shares are worth at least $10,000. The Systematic Withdrawal Plan provides for payments to the participating shareholder of any amount not less than $100 ($50 with respect to the WPG Partners Small Cap Value Diversified Fund) on a monthly, quarterly or annual basis.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at NAV. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. See “Shareholder Information” in the Prospectuses. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

Share Class Conversion

Some shareholders may hold shares of a Fund through fee-based programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based program and ownership of shares through the program, which are additional to the ownership requirements described in a Fund’s Prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion (sometimes referred to as an "in-kind exchange") of a shareholder's shares in a Fund, including those shares purchased by the shareholder during the shareholder's participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of a Fund out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of that Fund. Under other circumstances, a financial intermediary may effect this type of conversion with respect to new clients who held one class of shares of a Fund before becoming a client of the intermediary, and who are eligible for a wrap account through which the intermediary offers a different class of shares of that Fund. Any such conversion by a wrap account intermediary will be made in accordance with the Prospectus of the applicable Fund, and will be made without the imposition by that Fund of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

If you own shares of a Fund through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of a Fund's shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by electronic funds transfer through the ACH network or wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers, financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required.

VALUATION OF SHARES

In accordance with procedures adopted by the Board, the NAV per share of each Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Company reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Company reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, a Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Prices are generally determined using readily available market prices.  Subject to the approval of the Board, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments.  This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used.  All cash, receivables, and current payables are carried on a Fund’s books at their face value.  Other assets, if any, are valued at fair value as determined in good faith by the Valuation Designee.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Company under the general supervision of the Board.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards

Under current law, the Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

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Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, [ ] billion shares have been classified into [ ] classes. However, the Company only has approximately [ ] active share classes that have begun investment operations. Under the Company’s Charter, the Board has the power to classify and reclassify any unissued Shares of common stock from time to time.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each Fund will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

MISCELLANEOUS

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of their service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

Counsel

The law firm of Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Independent Directors.

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Independent Registered Public Accounting Firm

[ ]., located at [ ], serves as the Funds’ independent registered public accounting firm. Its services include auditing the Funds’ financial statements. [ ], an affiliate of [ ], provides tax services as requested.

FINANCIAL STATEMENTS

The audited financial statements, financial highlights, and notes thereto in the Funds’ annual report to shareholders for the fiscal year ended August 31, 2025 (the “Annual Report”) have been audited by [ ], the Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report, which is incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. Such financial statements, financial highlights and notes thereto in the Funds' annual report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The unaudited semi-annual report for the six-month period ended February 28, 2026 is incorporated by reference herein. No other parts of the Semi-Annual Report are incorporated by reference herein. No financial statements are available for the WPG Partners Select Hedged Fund as this Fund had not commenced operations prior to the date of this SAI. No financial statements are available for R6 Class shares of the All-Cap Value Fund, Global Equity Fund, and Small Cap Value Fund II as R6 Class shares had not commenced operations prior to the date of this Prospectus. Copies of the Annual Report and Semi-Annual Report may be obtained at no charge by telephoning the Transfer Agent at the telephone number appearing on the front page of this SAI.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

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“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

1. A long-term rating can also be used to rate an issue with short maturity.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The Morningstar DBRS® Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide Morningstar DBRS’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

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“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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“NR” – Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The Morningstar DBRS long-term obligation ratings provide Morningstar DBRS’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

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Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

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About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. Morningstar DBRS credit ratings are determined by credit rating committees.

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BOSTON PARTNERS GLOBAL INVESTORS, INC.

Proxy Voting Policies and Procedures - July 2025

ATTACHED

Boston Partners

One Beacon Street, 30th Floor

Boston, MA 02108—www.bostonpartners.com

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PART C: OTHER INFORMATION

Item 28.	EXHIBITS

(a)	Articles of Incorporation.

(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.
(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.
(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.
(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.
(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.
(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.
(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.
(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.
(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.
(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.
(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.
(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.
(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.
(32)	Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund – Institutional Class and Boston Partners Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.
(33)	Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund – Institutional Class and Boston Partners Bond Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.
(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.
(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.
(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.
(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.
(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.
(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.
(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.
(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.
(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.
(44)	Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.
(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.
(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.
(47)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.
(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.
(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.
(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.
(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.
(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.
(54)	Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.
(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.
(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.
(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.
(58)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 6, 2010.
(59)	Articles of Amendment of Registrant (WPG Partners Small Cap Value Diversified Fund f/k/a Robeco WPG Small/Micro Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.
(60)	Articles Supplementary of Registrant (Boston Partners Global Equity Fund (f/k/a Robeco Boston Partners Global Equity Fund) and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.
(61)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.
(62)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.
(63)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.
(64)	Articles Supplementary of Registrant (Boston Partners Long/Short/ Research Fund – Institutional Class – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)	Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.
(66)	Articles Supplementary of Registrant (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.
(67)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class f/k/a Robeco Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(68)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(69)	Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.
(70)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.
(71)	Articles of Amendment of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.
(72)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.
(73)	Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.
(74)	Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.
(75)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity Fund – Class C f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.
(76)	Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.
(77)	Articles Supplementary of Registrant (SGI Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)	Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.
(79)	Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.
(80)	Articles Supplementary of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund), MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund), and MFAM Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.
(81)	Articles of Amendment of Registrant (MFAM Emerging Markets Fund f/k/a Motley Fool Epic Voyage Fund) are incorporated herein by reference to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2017.
(82)	Articles Supplementary of Registrant (Orinda Income Opportunities Fund) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.
(83)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund — Class T) are incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.
(84)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund f/k/a Campbell Managed Futures 10V Fund) are incorporated herein by reference to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement (No. 33-20827) filed on July 28, 2017.
(85)	Articles Supplementary of Registrant (Boston Partners Emerging Markets Fund) are incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.
(86)	Articles Supplementary of Registrant (Motley Fool 100 Index ETF) are incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.
(87)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.
(88)	Articles Supplementary of Registrant (Boston Partners Global Long/Short Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.
(89)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.
(90)	Articles Supplementary of Registrant (Aquarius International Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.

(91)	Articles Supplementary of Registrant (Abbey Capital Multi Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.
(92)	Articles of Amendment of Registrant (SGI Global Equity Fund (f/k/a Dynamic U.S. Growth Fund)) are incorporated herein by reference to Post-Effective Amendment No. 238 to the Registrant’s Registration Statement (No. 33-20827) filed on February 21, 2018.
(93)	Articles of Amendment of Registrant (SGI Global Equity Fund f/k/a Summit Global Investments Global Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.
(94)	Articles of Amendment of Registrant (SGI U.S. Small Cap Equity Fund f/k/a Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.
(95)	Articles of Amendment of Registrant (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.
(96)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund (f/k/a Motley Fool Independence Fund) and MFAM Small-Mid Cap Growth Fund (f/k/a Motley Fool Great America Fund)) are incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (No. 33-20827) filed on March 19, 2018.
(97)	Articles Supplementary of Registrant (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(98)	Articles Supplementary of Registrant (Motley Fool Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(99)	Articles of Amendment of Registrant (MFAM Global Opportunities Fund, MFAM Small-Mid Cap Growth Fund, MFAM Emerging Markets Fund and MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.
(100)	Articles of Amendment of Registrant (MFAM Mid-Cap Growth Fund (f/k/a MFAM Small-Mid Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement (No. 33-20827) filed on March 8, 2019.
(101)	Articles Supplementary of Registrant (Boston Partners Global Equity Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.
(102)	Articles Supplementary of Registrant (Campbell Advantage Fund) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.
(103)	Articles of Amendment of Registrant (SGI U.S. Large Cap Equity Fund, (f/k/a Summit Global Investments U.S. Low Volatility Equity Fund), SGI Global Equity Fund (f/k/a Summit Global Investments Global Low Volatility Fund), and SGI U.S. Small Cap Equity Fund (f/k/a Summit Global Investments Small Cap Low Volatility Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (No. 811-05518) filed on May 21, 2019.

(104)	Articles of Amendment of Registrant (Campbell Systematic Macro Fund (f/k/a Campbell Managed Futures 10V Fund)) are incorporated herein by reference to Post-Effective Amendment No. 254 to the Registrant’s Registration Statement (No. 33-20827) filed on October 21, 2019.
(105)	Articles Supplementary of Registrant (SGI U.S. Large Cap Equity VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.
(106)	Articles Supplementary of Registrant (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) are incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement (No. 33-20827) filed on March 25, 2020.
(107)	Articles of Amendment of Registrant (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.
(108)	Articles Supplementary of Registrant (Stance Equity ESG Large Cap Core ETF) are incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.
(109)	Articles Supplementary of Registrant (YieldX Diversified Income ETF, YieldX High Income ETF, and YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.
(110)	Articles of Amendment of Registrant (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(111)	Articles of Amendment of Registrant (DriveWealth Power Saver ETF f/k/a YieldX High Income ETF and DriveWealth Steady Saver ETF f/k/a YieldX Short-Term Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(112)	Articles Supplementary of Registrant (Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool Next Index ETF, Motley Fool Capital Efficiency 100 Index ETF, WPG Partners Select Small Cap Value Fund and Boston Partners Global Sustainability Fund) are incorporated herein by reference to Post-Effective Amendment No. 285 to the Registrant’s Registration Statement (33-20827) filed on December 10, 2021.
(113)	Articles Supplementary of Registrant (Optima Strategic Credit Fund) are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.
(114)	Articles of Amendment of Registrant (SGI Small Cap Core Fund f/k/a SGI Small Cap Growth Fund and Motley Fool Small-Cap Growth ETF f/k/a MFAM Small-Cap Growth ETF) are incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(115)	Articles Supplementary of Registrant (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(116)	Articles Supplementary of Registrant (US Treasury 30 Year Bond ETF, US Treasury 20 Year Bond ETF, US Treasury 10 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 3 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, US Treasury 6 Month Bill ETF and US Treasury 3 Month Bill ETF) are incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.
(117)	Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(118)	Articles Supplementary of Registrant (Campbell Systematic Macro Fund – Class I) are incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(119)	Articles Supplementary of Registrant (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund, and F/m Investments Large Cap Focused Fund) are incorporated herein by reference to Post-Effective Amendment No. 307 to the Registrant’s Registration Statement (No. 33-20827) filed on July 10, 2023.
(120)	Articles Supplementary of Registrant (F/m Opportunistic Income ETF) are incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.
(121)	Articles Supplementary of Registrant (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 9-18 Month Investment Grade Corporate Bond ETF (f/k/a F/m 1-Year Investment Grade Corporate Bond ETF), F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) are incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(122)	Articles Supplementary of Registrant (SGI Enhanced Global Income ETF and SGI Enhanced Core ETF) are incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(123)	Articles of Amendment of Registrant (F/m 9-18 Month Investment Grade Corporate Bond ETF f/k/a F/m 1-Year Investment Grade Corporate Bond ETF) are incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(124)	Articles Supplementary of Registrant (WPG Partners Select Hedged Fund) are incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(125)	Articles Supplementary of Registrant (SGI Enhanced Nasdaq-100 ETF) are incorporated herein by reference to Post-Effective Amendment No. 326 to the Registrant’s Registration Statement (No. 33-20827) filed on June 13, 2024.
(126)	Articles Supplementary of Registrant (F/m Emerald Life Sciences Innovation ETF) are incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.

(127)	Articles Supplementary of Registrant (SGI Enhanced Market Leaders ETF) are incorporated herein by reference to Post Effective Amendment No. 339 to the Registrant’s Registration Statement (No. 33-28027) filed on February 14, 2025.
(128)	Articles Supplementary of Registrant (F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, F/m Yield Curve Steepening Strategy ETF, F/m Yield Curve Flattening Strategy ETF, F/m Rising Interest Rates Strategy ETF, F/m Falling Interest Rates Strategy ETF, F/m U.S. Treasury 3 Month Bill Institutional ETF, F/m Leveraged U.S. Treasury 3-month Bill ETF, F/m Current Coupon Mortgage-Backed ETF, F/m Short Duration High Coupon Tax Free Municipal ETF, F/m Small Cap Core ETF, F/m Small Cap Growth ETF, F/m SMID Equity ETF, F/m High Yield 100 ETF, F/m High Yield High Beta ETF, F/m High Yield Quality ETF, F/m Short Duration High Yield Quality ETF, and F/m Senior Secured High Yield ETF) are incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registration Statement (No. 33-28027) filed on July 18, 2025.
(129)	Articles Amendment of Registrant (F/m US Treasury ETFs and F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF, f/k/a F/m Leveraged U.S. Treasury 3-month Bill ETF) are incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registration Statement (No. 33-28027) filed on July 18, 2025.
(130)	Articles Supplementary of Registrant (Emerald Banking & Finance Evolution Fund, Emerald Growth Fund, and F/m Emerald Special Situations ETF) are incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registration Statement (No. 33-28027) filed on July 18, 2025.
(131)	Articles Supplementary of Registrant (F/m Compoundr High Yield Bond ETF, F/m Compoundr Total Return Bond ETF, F/m Compoundr AAA CLO ETF, F/m Compoundr U.S. Treasury 10-Year Note ETF, F/m Compoundr Investment Grade Bond ETF, and F/m Compoundr U.S. Aggregate Bond ETF) are incorporated herein by reference to Post-Effective Amendment No. 362 to the Registrant’s Registration Statement (No. 33-28027) filed on August 11, 2025.
(132)	Articles Supplementary of Registrant (Motley Fool Innovative Growth Factor ETF, Motley Fool Crowdsource ETF, Motley Fool Value Factor ETF, Motley Fool Enhanced Income ETF, Motley Fool International Opportunities ETF, Motley Fool Large Cap Growth ETF, Motley Fool Momentum Factor ETF, Motley Fool Multi-Factor ETF, Motley Fool Smart Volatility Factor ETF, Motley Fool 100 Equal Weight ETF, Motley Fool Next Equal Weight ETF, Motley Fool 100 Minimum Volatility ETF, Motley Fool Next Minimum Volatility ETF, Motley Fool Rising 100 ETF, and Motley Fool Rising 100 Minimum Volatility ETF ) are incorporated herein by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement (No. 33-28027) filed on December 4, 2025.
(133)	Articles Amendment of Registrant (F/m Callable Tax-Free Municipal ETF (f/k/a F/m Short Duration High Coupon Tax Free Municipal ETF)) is incorporated herein by reference to Post-Effective Amendment No. 367 to the Registrant’s Registration Statement (No. 33-28027) filed on September 26, 2025.
(134)	Articles Amendment of Registrant (F/m Ultrashort Tax-Free Municipal ETF (f/k/a F/m Callable Tax-Free Municipal ETF)) is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(135)	Articles Supplementary of Registrant (F/m Ultrashort Treasury Inflation-Protected Security (TIPS) Fund – Institutional Class Shares, F/m US Treasury 30 Year Bond Fund – Institutional Class Shares, F/m US Treasury 20 Year Bond Fund - Institutional Class Shares, F/m US Treasury 10 Year Note Fund - Institutional Class Shares, F/m US Treasury 7 Year Note Fund - Institutional Class Shares, F/m US Treasury 5 Year Note Fund - Institutional Class Shares, F/m US Treasury 3 Year Note Fund - Institutional Class Shares, F/m US Treasury 2 Year Note Fund - Institutional Class Shares, F/m US Treasury 12 Month Bill Fund - Institutional Class Shares, F/m US Treasury 6 Month Bill Fund - Institutional Class Shares, F/m US Treasury 3 Month Bill Fund - Institutional Class Shares) are incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.

(136)	Articles Amendment of Registrant (F/m US Treasury 3 Month Bill Fund - ETF Class Shares) are incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.
(137)	Articles Supplementary of Registrant (F/m Compoundr Ultrashort Treasury ETF, F/m Compoundr Intermediate Treasury ETF, F/m Compoundr Long Treasury ETF) are incorporated herein by reference to Post-Effective Amendment No. 378 to the Registrant’s Registration Statement (No. 33-28027) filed on December 10, 2025.
(138)	Articles Amendment (Boston Partners All-Cap Value Fund - R6 Class Shares, Boston Partners Global Equity Fund – R6 Class Shares, and Boston Partners Small Cap Value Fund II) will be filed by amendment.
(b)	By-Laws.
(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(c)	Instruments Defining Rights of Security Holders.
(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.
(d)	Investment Advisory Contracts.
(1)	Reserved.
(2)	Reserved.
(3)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.
(4)	Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.
(5)	Reserved.
(6)	Expense Limitation and Reimbursement Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2020.

(7)	Investment Advisory Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(8)	Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund and SGI Global Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(9)	Investment Advisory Agreement (Boston Partners Investment Funds) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.
(10)	Addendum No. 1 to Investment Advisory Agreement (Boston Partners Global Long/Short Fund f/k/a Robeco Boston Partners Global Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(11)	Investment Advisory Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(12)	Contractual Fee Waiver Agreement (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(13)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(14)	Amended and Restated Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Offshore Fund SPC (f/k/a Abbey Capital Offshore Fund Limited) and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(15)	Reserved.
(16)	Reserved.
(17)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(18)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.

(a)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(b)	Amendment to Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Graham Capital Management, LP is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.

(19)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and P/E Global LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(20)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(21)	Reserved.
(22)	Addendum No. 2 to Investment Advisory Agreement (WPG Partners Small Cap Value Diversified Fund f/k/a WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Small/Micro Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(23)	Investment Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(24)	Reserved.
(25)	Reserved.
(26)	Reserved.
(27)	Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Aperio Group, LLC will be filed by amendment.
(28)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(29)	Reserved.
(30)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.

(31)	Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and Pier Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(32)	Investment Sub-Advisory Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) among Registrant, Altair Advisers LLC and River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(33)	Addendum No. 3 to Investment Advisory Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(34)	Reserved.
(35)	Reserved.
(36)	Reserved.
(37)	Reserved.
(38)	Reserved.
(39)	Investment Advisory Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(40)	Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(41)	Addendum No. 4 to Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. (f/k/a Robeco Investment Management, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(42)	First Amendment to Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.
(43)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(44)	Reserved.
(45)	Reserved.
(46)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(47)	Investment Advisory Agreement (Campbell Systematic Macro Fund) between Campbell Systematic Macro Offshore Limited and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(48)	Expense Limitation and Reimbursement Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(49)	Addendum No. 5 to Investment Advisory Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(50)	Reserved.
(51)	Reserved.
(52)	Reserved.
(53)	Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(54)	Investment Advisory Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.
(55)	Investment Advisory Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(56)	Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers, LLC and Aperio Group, LLC will be filed by amendment.
(57)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(58)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(59)	Investment Sub-Advisory Agreement (Aquarius International Fund) among Registrant, Altair Advisers LLC and Boston Partners Global Investors, Inc. is incorporate herein by reference to Post-Effective Amendment No. 305 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 2023.
(60)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(61)	Investment Advisory Agreement (Abbey Capital Multi Asset Fund) between Abbey Capital Multi Asset Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.

(62)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Aspect Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(63)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Eclipse Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(64)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Revolution Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(65)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(66)	Reserved.
(67)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Welton Investment Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(68)	Amendment No. 2 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2018.
(69)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(70)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Tudor Investment Corporation is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(71)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Onshore Series LLC and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(72)	Investment Advisory Agreement (Abbey Capital Futures Strategy Fund) between Abbey Capital Master Offshore Fund Limited and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(73)	Investment Advisory Agreement (Motley Fool Small-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement (33-20827) filed on May 23, 2022.

(74)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Episteme Capital Partners (UK) LLP is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement (No. 33-20827) filed on May 22, 2019.
(75)	Reserved.
(76)	Reserved.
(77)	Reserved.
(78)	Reserved.
(79)	Addendum No. 6 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(80)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Onshore Series LLC, Abbey Capital Limited, Abbey Capital Offshore Fund SPC and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.
(81)	Investment Advisory Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.
(82)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio) between Registrant and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.
(83)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Abbey Capital Futures Strategy Fund and Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.
(84)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, and SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 336 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2024.
(85)	Amended Appendix A to Expense Limitation and Reimbursement Agreement (Boston Partners Funds) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(86)	Investment Advisory Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.

(87)	Addendum No. 7 to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II, Boston Partners Emerging Markets Fund and Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(88)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, Abbey Capital Multi Asset Offshore Fund Limited and Crabel Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 268 to the Registrant’s Registration Statement (No. 33-20827) filed on November 23, 2020.
(89)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Onshore Series LLC, ACMAF Offshore SPC and Graham Capital Management LP is incorporated herein by reference to Post-Effective Amendment No. 321 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2024.
(90)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Onshore Series LLC, ACMAF Offshore SPC and Winton Capital Management Limited is incorporated by reference to Post-Effective Amendment No. 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
(91)	Trading Advisory Agreement (Abbey Capital Multi Asset Fund) among Registrant, Abbey Capital Limited, ACMAF Onshore Series LLC, ACMAF Offshore SPC, and Systematica Investments Limited is incorporated by reference to Post-Effective Amendment No. 335 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
(92)	Reserved.
(93)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Registrant, Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Winton Capital Management Limited is incorporated herein by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement (No. 33-20827) filed on December 18, 2020.
(94)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Registrant, Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and QMS Capital Management LP is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(95)	Reserved.
(96)	Reserved.
(97)	Reserved.
(98)	Reserved.
(99)	Reserved.
(100)	Reserved.
(101)	Form of Expense Limitation and Reimbursement Agreement (SGI Peak Growth Fund and SGI Prudent Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 336 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2024.
(102)	Investment Advisory Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.

(103)	Expense Limitation and Reimbursement Agreement (SGI Small Cap Growth Fund f/k/a Bogle Investment Management Small Cap Growth Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 283 to the Registrant’s Registration Statement (No. 33-20827) filed on October 15, 2021.
(104)	Investment Advisory Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC are incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.
(105)	Reserved.
(106)	Reserved.
(107)	Reserved.
(108)	Addendum No. 8 to Investment Advisory Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(109)	Investment Advisory Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 287 to the Registrant’s Registration Statement (33-20827) filed on December 29, 2021.
(110)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and R. G. Niederhoffer Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.
(111)	Investment Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.
(112)	Sub-Advisory Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 306 to the Registrant’s Registration Statement (No. 33-20827) filed on June 16, 2023.
(113)	Investment Advisory Agreement (F/m US Treasury Funds) between Registrant and F/m Investments LLC, dated May 19, 2023, with Exhibit A dated January 15, 2026, is incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.
(114)	Trading Advisory Agreement (Abbey Capital Futures Strategy Fund) among Abbey Capital Limited, Abbey Capital Onshore Series LLC, Abbey Capital Offshore Fund SPC and Systematica Investments Limited is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(115)	Investment Advisory Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC d/b/a Oakhurst Capital Management is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.

(116)	Expense Limitation Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC d/b/a Oakhurst Capital Management is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.
(117)	Reserved.
(118)	Investment Advisory Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.
(119)	Expense Limitation Agreement (F/m Investments Large Cap Focused Fund) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.
(120)	Investment Advisory Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(121)	Investment Advisory Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 9-18 Month Investment Grade Corporate Bond ETF, F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 318 to the Registrant’s Registration Statement (No. 33-20827) filed on February 15, 2024.
(122)	Investment Advisory Agreement (SGI Enhanced Global Income ETF and SGI Enhanced Core ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 321 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2024.
(123)	Investment Sub-Advisory Agreement (SGI Enhanced Global Income ETF and SGI Enhanced Core ETF) between Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 321 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2024.
(124)	Addendum No. 9 to Investment Advisory Agreement (WPG Partners Select Hedged Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(125)	Investment Advisory Agreement (SGI Enhanced Nasdaq-100 ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 326 to the Registrant’s Registration Statement (No. 33-20827) filed on June 13, 2024.
(126)	Investment Sub-Advisory Agreement (SGI Enhanced Nasdaq-100 ETF) between Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 326 to the Registrant’s Registration Statement (No. 33-20827) filed on June 13, 2024.

(127)	Investment Advisory Agreement (F/m Emerald Life Sciences Innovation ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(128)	Investment Sub-Advisory Agreement (F/m Emerald Life Sciences Innovation ETF) between F/m Investments LLC and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(129)	Form of Expense Limitation and Reimbursement Agreement (F/m Emerald Life Sciences Innovation ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(130)	Investment Advisory Agreement (SGI Enhanced Market Leaders ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 340 to the Registrant’s Registration Statement (No. 33-20827) filed on February 19, 2025.
(131)	Investment Sub-Advisory Agreement (SGI Enhanced Market Leaders ETF) between Summit Global Investments, LLC and SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 340 to the Registrant’s Registration Statement (No. 33-20827) filed on February 19, 2025.
(132)	Investment Advisory Agreement (F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, F/m Yield Curve Steepening Strategy ETF, F/m Yield Curve Flattening Strategy ETF, F/m Rising Interest Rates Strategy ETF and F/m Falling Interest Rates Strategy ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.
(133)	Investment Advisory Agreement (F/m High Yield 100 ETF, F/m High Beta High Yield ETF, F/m High Quality High Yield ETF, F/m Short Duration Quality High Yield ETF, F/m Senior Secured High Yield ETF, F/m U.S. Treasury 3-Month Bill Institutional ETF, F/m Leveraged U.S. Treasury 3-Month Bill ETF, F/m Current Coupon Mortgage-Backed Securities ETF, F/m Ultrashort Tax-Free Municipal ETF (f/k/a F/m Short Duration High Coupon Tax-Free Municipal ETF), F/m Small Cap Core ETF, F/m Small Cap Growth ETF, and F/m SMID Equity ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 345 to the Registrant’s Registration Statement (No. 33-20827) filed on April 4, 2025.
(134)	Form of Investment Advisory Agreement (Emerald Banking & Finance Evolution Fund and Emerald Growth Fund) between Registrant and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 350 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2025.
(135)	Form of Expense Limitation and Reimbursement Agreement (Emerald Banking & Finance Evolution Fund and Emerald Growth Fund) between Registrant and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(136)	Form of Expense Waiver and Reimbursement Agreement (Emerald Growth Fund) between Registrant and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.

(137)	Investment Advisory Agreement (F/m Emerald Special Situations ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(138)	Investment Sub-Advisory Agreement (F/m Emerald Special Situations ETF) between F/m Investments LLC and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(139)	Investment Advisory Agreement (F/m Compoundr High Yield Bond ETF, F/m Compoundr Total Return Bond ETF, F/m Compoundr AAA CLO ETF, F/m Compoundr U.S. Treasury 10-Year Note ETF, F/m Compoundr Investment Grade Bond ETF, and F/m Compoundr U.S. Aggregate Bond ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 362 to the Registrant’s Registration Statement (No. 33-28027) filed on August 11, 2025.
(140)	Investment Advisory Agreement (Motley Fool Innovative Growth Factor ETF, Motley Fool Crowdsource ETF, Motley Fool Value Factor ETF, Motley Fool Enhanced Income ETF, Motley Fool International Opportunities ETF, Motley Fool Large Cap Growth ETF, Motley Fool Momentum Factor ETF, Motley Fool Multi-Factor ETF, Motley Fool Smart Volatility Factor ETF, Motley Fool 100 Equal Weight ETF, Motley Fool Next Equal Weight ETF, Motley Fool 100 Minimum Volatility ETF, Motley Fool Next Minimum Volatility ETF, Motley Fool Rising 100 ETF, and Motley Fool Rising 100 Minimum Volatility ETF ) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement (No. 33-28027) filed on December 4, 2025.
(141)	Expense Limitation Agreement (F/m Compoundr High Yield Bond ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(142)	Expense Limitation Agreement (F/m Compoundr U.S. Aggregate Bond ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(143)	Addendum No. 10 to Investment Advisory Agreement (Boston Partners Long/Short Equity Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(144)	Investment Advisory Agreement (F/m Compoundr Ultrashort Treasury ETF, F/m Compoundr Intermediate Treasury ETF, F/m Compoundr Long Treasury ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(145)	Expense Limitation Agreement (F/m Compoundr Ultrashort Treasury ETF, F/m Compoundr Intermediate Treasury ETF and F/m Compoundr Long Treasury ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.

(146)	Amendment No. 1 to Investment Advisory Agreement (F/m Compoundr High Yield Bond ETF, F/m Compoundr Total Return Bond ETF, F/m Compoundr AAA CLO ETF, F/m Compoundr Investment Grade Bond ETF, and F/m Compoundr U.S. Aggregate Bond ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(e)	Underwriting Contracts.
(1)	Distribution Agreement between Registrant, Vigilant Distributors, LLC (f/k/a/ Herald Investment Marketing, LLC) and Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(2)	ETF Distribution Agreement (Motley Fool ETFs and F/m US Treasury ETFs (f/k/a US Treasury ETFs)) between Registrant and Quasar Distributors, LLC dated August 8, 2022 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(a)	First Amendment to the ETF Distribution Agreement (SGI ETFs) between Registrant and Quasar Distributors, LLC dated January 25, 2023 is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.
(b)	Second Amendment to the ETF Distribution Agreement (F/m Opportunistic Income ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 309 to the Registrant’s Registration Statement (No. 33-20827) filed on October 13, 2023.
(c)	Third Amendment to the ETF Distribution Agreement (F/m 6-Month Investment Grade Corporate Bond ETF, F/m 9-18 Month Investment Grade Corporate Bond ETF (f/k/a F/m 1-Year Investment Grade Corporate Bond ETF), F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 5-Year Investment Grade Corporate Bond ETF, F/m 7-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m 20-Year Investment Grade Corporate Bond ETF, F/m 30-Year Investment Grade Corporate Bond ETF and F/m 15+ Year Investment Grade Corporate Bond ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.
(d)	Fourth Amendment to the ETF Distribution Agreement (SGI Enhanced Global Income ETF and SGI Enhanced Core ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 321 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2024.
(e)	Fifth Amendment to the ETF Distribution Agreement (SGI Enhanced Nasdaq-100 ETF) between Registrant and Quasar Distributors, LLC is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.

	(f)	Sixth Amendment to the ETF Distribution Agreement (F/m Emerald Life Sciences Innovation ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 336 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2024.
	(g)	Seventh Amendment to the ETF Distribution Agreement (SGI Enhanced Market Leaders ETF, F/m High Yield 100 ETF and F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 352 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2025.
	(h)	Eighth Amendment to the ETF Distribution Agreement (F/m Emerald Special Situations ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
	(i)	Ninth Amendment to the ETF Distribution Agreement (F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
	(j)	Tenth Amendment to the ETF Distribution Agreement (Motley Fool Innovative Growth Factor ETF, Motley Fool Crowdsource ETF, Motley Fool Value Factor ETF, Motley Fool Enhanced Income ETF, Motley Fool International Opportunities ETF, Motley Fool Large Cap Growth ETF, Motley Fool Momentum Factor ETF, Motley Fool Multi-Factor ETF, Motley Fool Smart Volatility Factor ETF, Motley Fool 100 Equal Weight ETF, Motley Fool Next Equal Weight ETF, Motley Fool 100 Minimum Volatility ETF, Motley Fool Next Minimum Volatility ETF, Motley Fool Rising 100 ETF, and Motley Fool Rising 100 Minimum Volatility ETF ) between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.
	(k)	Eleventh Amendment to the ETF Distribution Agreement (F/m Compoundr Ultrashort Treasury ETF, F/m Compoundr Intermediate Treasury ETF, F/m Compoundr Long Treasury ETF) between Registrant and Quasar Distributors, LLC will be filed by amendment.
(3)	Distribution Agreement between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(a)	First Amendment to the Distribution Agreement between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 309 to the Registrant’s Registration Statement (No. 33-20827) filed on October 13, 2023.
(b)	Second Amendment to the Distribution Agreement between registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 339 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2025.

	(c)	Third Amendment to the Distribution Agreement between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.
	(d)	Fourth Amendment to the Distribution Agreement between Registrant and Quasar Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 387 to the Registrant’s Registration Statement (No. 33-28027) filed on February 10, 2026.
(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(g)	Custodian Agreement.
(1)	Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.
(2)	First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(3)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(4)	Third Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 284 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2021.
(5)	Fourth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(6)	Fifth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(7)	Sixth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.
(8)	Seventh Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.

(9)	Eighth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(10)	Ninth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 312 to the Registrant’s Registration Statement (No. 33-20827) filed on November 22, 2023.
(11)	Tenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(12)	Eleventh Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(13)	Twelfth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(14)	Thirteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
(15)	Fourteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(16)	Fifteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.
(17)	Sixteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(18)	Seventeenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(19)	Eighteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(20)	Nineteenth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(21)	Twentieth Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.

(22)	Twenty-First Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(23)	Twenty-Second Amendment to the Amended and Restated Custody Agreement between Registrant and U.S. Bank National Association will be filed by amendment.
(h)	Other Material Contracts.
(1)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (WPG Small Cap Value Diversified Fund f/k/a WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.
(2)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 260 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2020.
(3)	Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(4)	Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 30, 2019 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2019.
(5)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(6)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(7)	First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(8)	Form of Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(9)	Form of Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(10)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.

(11)	Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(12)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 273 to the Registrant’s Registration Statement (No. 33-20827) filed on March 11, 2021.
(13)	Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(14)	Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(15)	Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 282 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2021.
(16)	Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.
(17)	Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 281 to the Registrant’s Registration Statement (No. 33-20827) filed on July 26, 2021.
(18)	Sixth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(19)	Seventh Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(20)	Sixth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(21)	Seventh Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(22)	Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(23)	Fifth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.

(24)	Eighth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.
(25)	Eighth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.
(26)	Sixth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 293 to the Registrant’s Registration Statement (No. 33-20827) filed on August 5, 2022.
(27)	Ninth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(28)	Ninth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(29)	Seventh Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(30)	Tenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(31)	Tenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(32)	Eighth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(33)	Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Post-Effective Amendment No. 308 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2023.
(34)	Eleventh Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 312 to the Registrant’s Registration Statement (No. 33-20827) filed on November 22, 2023.
(35)	Eleventh Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 312 to the Registrant’s Registration Statement (No. 33-20827) filed on November 22, 2023.
(36)	Ninth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 312 to the Registrant’s Registration Statement (No. 33-20827) filed on November 22, 2023.

(37)	Twelfth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(38)	Twelfth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(39)	Tenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(40)	Reserved.
(41)	Thirteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(42)	Thirteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(43)	Eleventh Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(44)	Fourteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(45)	Fourteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(46)	Twelfth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(47)	Fifteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
(48)	Fifteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
(49)	Thirteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.

(50)	Sixteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(51)	Sixteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(52)	Fourteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(53)	Seventeenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.
(54)	Seventeenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.
(55)	Fifteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.
(56)	Eighteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(57)	Eighteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(58)	Sixteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(59)	Licensing Agreement (F/m High Yield 100 ETF) between F/m Investments and Bloomberg Index Services Limited is incorporated herein by reference to Post-Effective Amendment No. 345 to the Registrant’s Registration Statement (No. 33-20827) filed on April 4, 2025.
(60)	Non-12b-1 Shareholder Services Plan (Emerald Banking & Finance Evolution Fund – Class C Shares; Emerald Growth Fund - Class C Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(61)	Non-12b-1 Shareholder Services Plan (Emerald Banking & Finance Evolution Fund – Institutional Class Shares; Emerald Growth Fund - Institutional Class Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(62)	Non-12b-1 Shareholder Services Plan (Emerald Banking & Finance Evolution Fund – Investor Class Shares; Emerald Growth Fund - Investor Class Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.

(63)	Nineteenth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(64)	Nineteenth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(65)	Seventeenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(66)	Twentieth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(67)	Twentieth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(68)	Eighteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(69)	Twenty-first Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(70)	Twenty-first Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(71)	Nineteenth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(72)	Sublicense Agreement between the Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 367 to the Registrant’s Registration Statement (No. 33-28027) filed on September 26, 2025.
(73)	Twenty-second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(74)	Twenty-second Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(75)	Twentieth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.

	(76)	Twenty-third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(77)	Twenty-third Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(78)	Twenty-first Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(79)	Twenty-fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.
	(80)	Twenty-fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.
	(81)	Twenty-second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.
(i)	(1)	Consent of Counsel is filed herewith.
	(2)	Opinion of Counsel will be filed by amendment.
(j)	(1)	Not applicable.
(k)		None.
(l)		Initial Capital Agreements.
	(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
	(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)
	(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990. (P)
	(4)	Subscription Agreement between Registrant and Counselors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.
	(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.
(7)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.
(8)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.
(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.
(12)	Purchase Agreement (WPG Partners Small Cap Value Diversified Fund f/k/a WPG Partners Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.
(13)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.
(14)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.
(15)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.
(16)	Purchase Agreement (Boston Partners Long/Short Research Fund f/k/a Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.
(17)	Form of Purchase Agreement (Boston Partners Global Equity Fund f/k/a Robeco Boston Partners Global Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.
(18)	Form of Purchase Agreement (Robeco Boston Partners International Equity Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(19)	Purchase Agreement (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.
(20)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund-Investor Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(21)	Form of Purchase Agreement (Boston Partners Global Long/Short Fund-Institutional Class f/k/a Robeco Boston Partners Global Long/Short Fund-Institutional Class) between Registrant and Robeco Investment Management Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.
(22)	Form of Purchase Agreement (SGI Global Equity Fund f/k/a Scotia Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(23)	Form of Purchase Agreement (Abbey Capital Futures Strategy Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(24)	Form of Purchase Agreement (Adara Smaller Companies Fund (f/k/a Altair Smaller Companies Fund)) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement (No. 33-20827) filed on October 17, 2014.
(25)	Purchase Agreement (Boston Partners Emerging Markets Dynamic Equity Fund f/k/a Boston Partners Emerging Markets Long/Short Fund) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.
(26)	Reserved.
(27)	Reserved.
(28)	Reserved.
(29)	Purchase Agreement (Campbell Systematic Macro Fund) between Registrant and Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(30)	Form of Purchase Agreement (Boston Partners Emerging Markets Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement (No. 33-20827) filed on August 23, 2017.
(31)	Form of Purchase Agreement (Motley Fool 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 235 to the Registrant’s Registration Statement (No. 33-20827) filed on January 19, 2018.
(32)	Purchase Agreement (Aquarius International Fund) between Registrant and Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.

(33)	Form of Purchase Agreement (Abbey Capital Multi Asset Fund) between Registrant and Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.
(34)	Purchase Agreement (MFAM Small-Cap Growth ETF (f/k/a Motley Fool Small-Cap Growth ETF)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 247 to the Registrant’s Registration Statement (No. 33-20827) filed on October 23, 2018.
(35)	Reserved.
(36)	Reserved.
(37)	Purchase Agreement (SGI U.S. Large Cap Equity VI Portfolio) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 264 to the Registrant’s Registration Statement (No. 33-20827) filed on April 28, 2020.
(38)	Purchase Agreement (SGI Peak Growth Fund, SGI Prudent Growth Fund, and SGI Conservative Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 266 to the Registrant’s Registration Statement (No. 33-20827) filed on June 8, 2020.
(39)	Reserved.
(40)	Purchase Agreement (Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 286 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2021.
(41)	Reserved.
(42)	Purchase Agreement (Boston Partners Global Sustainability Fund and WPG Partners Select Small Cap Value Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(43)	Purchase Agreement (Motley Fool Next Index ETF and Motley Fool Capital Efficiency 100 Index ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 288 to the Registrant’s Registration Statement (No. 33-20827) filed on March 2, 2022.
(44)	Purchase Agreement (SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 304 to the Registrant’s Registration Statement (33-20827) filed on March 24, 2023.
(45)	Purchase Agreement (F/m US Treasury 10 Year Note ETF, F/m US Treasury 2 Year Note ETF, and F/m US Treasury 3 Month Bill Fund – ETF Class Shares (f/k/a F/m US Treasury 3 Month Bill ETF)) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(46)	Purchase Agreement (F/m US Treasury 12 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 300 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2022.
(47)	Purchase Agreement (Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund) between Registrant and F/m Investments LLC d/b/a Oakhurst Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.

(48)	Purchase Agreement (F/m Investments Large Cap Focused Fund – Investor Class) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement (No. 33-20827) filed on December 22, 2023.
(49)	Purchase Agreement (F/m Opportunistic Income ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(50)	Purchase Agreement (F/m US Treasury 6 Month Bill ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(51)	Purchase Agreement (F/m US Treasury 30 Year Bond ETF, F/m US Treasury 20 Year Bond ETF, F/m US Treasury 7 Year Note ETF, F/m US Treasury 5 Year Note ETF, and F/m US Treasury 3 Year Note ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 310 to the Registrant’s Registration Statement (No. 33-20827) filed on October 27, 2023.
(52)	Purchase Agreement (SGI Enhanced Global Income ETF and SGI Enhanced Core ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 320 to the Registrant’s Registration Statement (No. 33-20827) filed on February 26, 2024.
(53)	Purchase Agreement (F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF) between Registrant and F/m Investments LLC d/b/a North Slope Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 316 to the Registrant’s Registration Statement (No. 33-20827) filed on January 9, 2024.
(54)	Purchase Agreement (WPG Partners Select Hedged Fund) between Registrant and Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 323 to the Registrant’s Registration Statement (No. 33-20827) filed on May 2, 2024.
(55)	Purchase Agreement (SGI Enhanced Nasdaq-100 ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 326 to the Registrant’s Registration Statement (No. 33-20827) filed on June 13, 2024.
(56)	Purchase Agreement (F/m Emerald Life Sciences Innovation ETF) between Registrant and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(57)	Form of Purchase Agreement (SGI Enhanced Market Leaders ETF) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 340 to the Registrant’s Registration Statement (No. 33-20827) filed on February 19, 2025.
(58)	Purchase Agreement (F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 342 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2025.

(59)	Purchase Agreement (F/m Yield Curve Steepening Strategy ETF, F/m Yield Curve Flattening Strategy ETF, F/m Rising Interest Rates Strategy ETF, F/m Falling Interest Rates Strategy ETF, F/m U.S. Treasury 3 Month Bill Institutional ETF, F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF, F/m Small Cap Core ETF, F/m Small Cap Growth ETF, and F/m SMID Equity ETF ) will be filed by amendment.
(60)	Purchase Agreement (F/m High Yield 100 ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 345 to the Registrant’s Registration Statement (No. 33-20827) filed on April 4, 2025.
(61)	Purchase Agreement (Emerald Banking & Finance Evolution Fund and Emerald Growth Fund) between Registrant and Emerald Mutual Fund Advisers Trust will be filed by amendment.
(62)	Purchase Agreement (F/m Emerald Special Situations ETF) between Registrant and Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 371 to the Registrant’s Registration Statement (No. 33-28027) filed on October 31, 2025.
(63)	Purchase Agreement (F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 362 to the Registrant’s Registration Statement (No. 33-28027) filed on August 11, 2025.
(64)	Purchase Agreement (Motley Fool Crowdsource ETF, Motley Fool Enhanced Income ETF, Motley Fool International Opportunities ETF, Motley Fool Large Cap Growth ETF, Motley Fool Multi-Factor ETF, Motley Fool Smart Volatility Factor ETF, Motley Fool 100 Equal Weight ETF, Motley Fool Next Equal Weight ETF, Motley Fool 100 Minimum Volatility ETF, Motley Fool Next Minimum Volatility ETF, Motley Fool Rising 100 ETF, and Motley Fool Rising 100 Minimum Volatility ETF ) between Registrant and Motley Fool Asset Management, LLC will be filed by amendment.
(65)	Purchase Agreement (F/m Ultrashort Tax-Free Municipal ETF (f/k/a F/m Callable Tax-Free Municipal ETF)) is incorporated herein by reference to Post-Effective Amendment No. 367 to the Registrant’s Registration Statement (No. 33-28027) filed on September 26, 2025.
(66)	Reserved.
(67)	Purchase Agreement (Motley Fool Innovative Growth Factor ETF, Motley Fool Value Factor ETF, and Motley Fool Momentum Factor ETF) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement (No. 33-28027) filed on December 4, 2025.
(68)	Purchase Agreement (F/m Compoundr Ultrashort Treasury ETF) between Registrant and F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 381 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2025.
(69)	Purchase Agreement (F/m Compoundr Intermediate Treasury ETF, F/m Compoundr Long Treasury ETF) between Registrant and F/m Investments LLC will be filed by amendment.
(m)	Rule 12b-1 Plan.
(1)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(2)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.
(3)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.
(4)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.
(5)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.
(6)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.
(7)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Long/Short Research Fund-Investor Class f/k/a Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.
(8)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Equity Fund-Investor Class f/k/a Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.
(9)	Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.
(10)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.
(11)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund – Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.
(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners Global Long/Short Fund – Investor Class f/k/a Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.
(13)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.
(14)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Large Cap Equity Fund, f/k/a Summit Global Investments U.S. Low Volatility Equity Fund —Class C) is incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.
(16)	Reserved
(17)	Plan of Distribution pursuant to Rule 12b-1 (SGI U.S. Small-Cap Equity Fund, f/k/a Summit Global Investments Small Cap Low Volatility Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.
(18)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Futures Strategy Fund — Class T) is incorporated herein by reference to Post-Effective Amendment No. 216 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 2017.
(19)	Reserved.
(20)	Reserved.
(21)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class A) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.
(22)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class P) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.
(23)	Plan of Distribution pursuant to Rule 12b-1 (Campbell Systematic Macro Fund — Class C) is incorporated herein by reference to Post-Effective Amendment No. 257 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2019.
(24)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class A Shares (formerly Class II Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.
(25)	Plan of Distribution pursuant to Rule 12b-1 (SGI Global Equity Fund, f/k/a Summit Global Investments Global Low Volatility Fund – Class C Shares (formerly Institutional Shares)) is incorporated herein by reference to Post-Effective Amendment No. 232 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2017.
(26)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class A Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.
(27)	Plan of Distribution pursuant to Rule 12b-1 (Abbey Capital Multi Asset Fund – Class C Shares) is incorporated herein by reference to Post-Effective Amendment No. 243 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2018.
(28)	Reserved.
(29)	Plan of Distribution pursuant to Rule 12b-1 (Oakhurst Fixed Income Fund – Retail Shares) will be filed by amendment.

	(30)	Plan of Distribution pursuant to Rule 12b-1 (F/m Investments Large Cap Focused Fund – Investor Class) is incorporated by reference to Post-Effective Amendment 327 to the Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2024.
	(31)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Banking & Finance Evolution Fund – Class A Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
	(32)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Banking & Finance Evolution Fund – Class C Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
	(33)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Banking & Finance Evolution Fund – Investor Class Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
	(34)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Growth Fund – Class A Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
	(35)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Growth Fund – Class C Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
	(36)	Plan of Distribution pursuant to Rule 12b-1 (Emerald Growth Fund – Investor Class Shares) is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(n)		Rule 18f-3 Plan.
	(1)	Amended Rule 18f-3 Plan will be filed by amendment.
(o)		Reserved.
(p)		Code of Ethics.
	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(2)	Code of Ethics of Boston Partners Global Investors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(3)	Code of Ethics of Matson Money, Inc. is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(4)	Code of Ethics of Foreside Financial Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(5)	Code of Ethics of Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(6)	Code of Ethics of Abbey Capital Limited is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
	(7)	Code of Ethics of Altair Advisers LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.

(8)	Code of Ethics of Aperio Group, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(9)	Code of Ethics of Driehaus Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(10)	Code of Ethics of Pacific Ridge Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 333 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2024.
(11)	Code of Ethics of Pier Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement (No. 33-28027) filed on December 4, 2025.
(12)	Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (No. 33-20827) filed on September 23, 2025.
(13)	Code of Ethics of Campbell & Company Investment Adviser LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(14)	Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 339 to the Registrant’s Registration Statement (No. 33-20827) filed on February 14, 2025.
(15)	Code of Ethics of Mawer Investment Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(16)	Code of Ethics of Vigilant Distributors, LLC is incorporated herein by reference to Post Effective Amendment No. 359 to the Registrant’s Registrations Statement (No 33-28027) filed on July 18, 2025.
(17)	Code of Ethics of F/m Investments LLC is incorporated herein by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement (No. 33-28027) filed on December 4, 2025.
(18)	Code of Ethics of Emerald Mutual Fund Advisers Trust is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.
(19)	Code of Ethics of SG Trading Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 391 to the Registrant’s Registration Statement (No. 33-20827) filed on March 27, 2026.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory Agreement between Registrant and Boston Partners Global Investors, Inc. (“Boston Partners”) (f/k/a Robeco Investment Management, Inc.), incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Boston Partners against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) incorporated herein by reference as exhibits (d)(3) and (d)(39) provides for the indemnification of Matson Money against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibits (d)(7), (d)(11), (d)(81), (d)(86), (d)(102), (d)(111), (d)(122), (d)(125), and (d)(130) provides for the indemnification of SGI against certain losses.

Section 12 of each of the Investment Advisory Agreements with Abbey Capital Limited (“Abbey Capital”) incorporated herein by reference as exhibits (d)(13), (d)(60) and (d)(61) provides for the indemnification of Abbey Capital against certain losses.

Section 13 of each of the Investment Advisory Agreements with Abbey Capital incorporated herein by reference as exhibits (d)(14) and (d)(71) provides for the indemnification of Abbey Capital against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Altair Advisers LLC (“Altair”) incorporated herein by reference as exhibits (d)(23) and (d)(55) provide for indemnification of Altair against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Campbell & Company Investment Adviser LLC (“CCIA”) incorporated herein by reference as exhibits (d)(46) and (d)(47) provide for indemnification of CCIA against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) incorporated herein by reference to exhibits (d)(54), (d)(73), (d)(104), (d)(109), and (d)(140) provides for indemnification of Motley Fool against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and F/m Investments LLC (“F/m”) incorporated herein by reference to exhibits (d)(113), (d)(115), (d)(118), (d)(120), (d)(121), (d)(127), (d)(132), (d)(133), (d)(137), (d)(139), and (d)(144) provide for the indemnification of F/m against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Emerald Mutual Fund Advisers Trust (“Emerald”) incorporated herein by reference to exhibits (d)(134) provides for indemnification of Emerald against certain losses.

Section 8 of the Distribution Agreement between Registrant and Vigilant Distributors, LLC incorporated herein by reference to exhibit (e)(1) provides for the indemnification of Vigilant Distributors, LLC against certain losses.

Section 6 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(2) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Section 9 of the Distribution Agreement between Registrant and Quasar Distributors, LLC incorporated herein by reference to exhibit (e)(3) provides for the indemnification of Quasar Distributors, LLC against certain losses.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1. Boston Partners Global Investors, Inc.

The sole business activity of Boston Partners Global Investors, Inc. (“Boston Partners”), One Beacon Street, 30th Floor, Boston, Massachusetts 02108, is to serve as an investment adviser. Boston Partners provides investment advisory services to the Boston Partners Funds and the WPG Partners Funds. Boston Partners is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Below is a list of each executive officer and director of Boston Partners indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Boston Partners	Other Companies	Position With Other Companies
Joseph F. Feeney, Jr. Director, Chief Executive Officer & Chief Investment Officer	Boston Partners Trust Company	Chief Investment Officer
Mark E. Donovan Director, Senior Portfolio Manager
William G. Butterly, III General Counsel, Director of Sustainability & Engagement, & Secretary	Boston Partners Securities, L.L.C.	Chief Legal Officer
	Boston Partners Trust Company	General Counsel, Secretary & Director
	Boston Partners (UK) Limited	Director & Secretary
Mark S. Kuzminskas Chief Operating Officer	Boston Partners Trust Company	Director & Chief Operating Officer
	Boston Partners (UK) Limited	Director & Chief Operating Officer
Kenneth Lengieza Chief Compliance Officer
Greg A. Varner Chief Financial Officer & Treasurer	Boston Partners Trust Company	Chief Financial Officer & Treasurer
	Boston Partners (UK) Limited	Director & Chief Financial Officer
Stan H. Koyanagi Director, Chairperson of the Board of Directors	ORIX Corporation	Director, Managing Executive Officer and Global General Counsel
	ORIX Corporation Europe N.V.	Director & General Counsel
	ORIX Corporation USA	Director & General Counsel
Jeffrey A. Finley Director	ORIX Corporation USA	Head of Corporate Development and Strategic Opportunities; Chief Operating Officer of ORIX Capital Partners, a subsidiary of ORIX Corporation USA
Kiyoshi Habiro Director	ORIX Corporation Europe N.V.	ORIX Corporation Europe N.V.
	Director & Chief Executive Officer	Director & Chief Executive Officer
	OCE Nederland B.V.	OCE Nederland B.V.
	Director	Director
	OCE US Holding, Inc.	OCE US Holding, Inc.
	Director	Director
	Canara Robeco Asset Management Company Limited	Canara Robeco Asset Management Company Limited
Gilbert O. J. Van Hassel Director	Harbor Capital Advisors, Inc.	Director; Senior Managing Director, Group Head of ORIX USA Asset Management & Executive Chairman, ORIX Global Asset Management
David G. Van Hooser Director	Harbor Capital Advisors, Inc.	Director (Chairman of the Board of Directors)

2. Matson Money, Inc.:

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, Ohio 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company
Mark E. Matson CEO	Keep It Tight Fitness, LLC	50% owner
Mark E. Matson CEO	The Matson Family Foundation	100% owner
Michelle Matson Vice President/ Secretary	None	None
Daniel J. List Chief Compliance Officer	None	None

3. Summit Global Investments, LLC:

The sole business activity of Summit Global Investments, LLC (“SGI”), 620 South Main Street, Bountiful, Utah 84010, is to serve as an investment adviser. SGI is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of SGI’s directors and officers is with SGI.

4. Abbey Capital Limited:

Abbey Capital Limited (“Abbey Capital”), 8 St. Stephen’s Green, Dublin 2, Ireland, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Abbey Capital’s directors and officers is with Abbey Capital.

5. Altair Advisers LLC:

Altair Advisers LLC (“Altair”), 225 West Washington Street, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940. The only employment of a substantial nature of each of Altair’s directors and officers is with Altair.

6. Campbell & Company Investment Adviser LLC:

The principal business activity of Campbell & Company Investment Adviser LLC (“CCIA”), 2850 Quarry Lake Drive, Baltimore, Maryland 21209, is to serve as an investment adviser. CCIA is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of CCIA indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with CCIA	Name of Other Company	Position With Other Company
Dr. Kevin Cole Chief Executive Officer and Chief Investment Officer	Campbell & Company, LP	Chief Executive Officer and Chief Investment Officer
	Campbell & Company, LLC	Director and Chief Executive Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
Thomas P. Lloyd General Counsel, Chief Compliance Officer & Secretary	Campbell & Company, LP	General Counsel, Chief Compliance Officer, and Secretary
	Campbell & Company, LLC	Director, General Counsel and Secretary
	Campbell Financial Services, LLC	Director, President, Chief Compliance Officer, and Secretary
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director
	Campbell Offshore Fund Limited SPC	Director
John R. Radle Chief Operating Officer	Campbell & Company, LP	Chief Operating Officer and Treasurer
	Campbell & Company, LLC	Director and Chief Operating Officer
	Campbell Financial Services, LLC	Director and Chief Operating Officer
	Campbell Absolute Return F1 (Cayman)	Director
	Campbell Systematic Macro Offshore Limited	Director

7. Motley Fool Asset Management, LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on December 23, 2025, and is incorporated herein by this reference.

8. F/m Investments LLC:

A description of any other business, profession, vocation, or employment of a substantial nature in which F/m Investments LLC and each director, officer, or partner of F/m Investments LLC is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of F/m Investments LLC, as filed with the SEC on April 3, 2025, and is incorporated herein by this reference.

9. Emerald Mutual Fund Advisers Trust:

A description of any other business, profession, vocation, or employment of a substantial nature in which Emerald Mutual Fund Advisers Trust and each director, officer, or partner of Emerald Mutual Fund Advisers Trust is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Emerald Mutual Fund Advisers Trust, as filed with the SEC on March 25, 2025, and is incorporated herein by this reference.

Item 32.	PRINCIPAL UNDERWRITER

(a)(1) Quasar Distributors, LLC (“Quasar”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Capital Advisors Growth Fund, Series of Advisors Series Trust
2.	Chase Growth Fund, Series of Advisors Series Trust
3.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
4.	Edgar Lomax Value Fund, Series of Advisors Series Trust
5.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
6.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
7.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
8.	Huber Large Cap Value Fund, Series of Advisors Series Trust
9.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.	Huber Small Cap Value Fund, Series of Advisors Series Trust
12.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.	PIA BBB Bond Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust

18.	PIA High Yield Fund, Series of Advisors Series Trust
19.	PIA MBS Bond Fund, Series of Advisors Series Trust
20.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.	Poplar Forest Partners Fund, Series of Advisors Series Trust
23.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.	Pzena International Value Fund, Series of Advisors Series Trust
26.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.	Reverb ETF, Series of Advisors Series Trust
29.	Scharf Fund, Series of Advisors Series Trust
30.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.	The Aegis Funds
36.	Allied Asset Advisors Funds
37.	Angel Oak Funds Trust
38.	Angel Oak Strategic Credit Fund
39.	Barrett Opportunity Fund, Inc.
40.	Brookfield Investment Funds
41.	Buffalo Funds
42.	Cushing® Mutual Funds Trust
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM Transformers ETF, Series of ETF Series Solutions
52.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
53.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
54.	Aptus Defined Risk ETF, Series of ETF Series Solutions
55.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
56.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
57.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
58.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.	ClearShares OCIO ETF, Series of ETF Series Solutions
64.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions

69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.	Loncar China BioPharma ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.	Opus Small Cap Value ETF, Series of ETF Series Solutions
87.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.	The Acquirers Fund, Series of ETF Series Solutions
89.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.	U.S. Global JETS ETF, Series of ETF Series Solutions
91.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.	US Vegan Climate ETF, Series of ETF Series Solutions
93.	First American Funds, Inc.
94.	FundX Investment Trust
95.	The Glenmede Fund, Inc.
96.	The Glenmede Portfolios
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
118.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series

120.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
124.	Kensington Defender Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
133.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
134.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
135.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
136.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
137.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.	Reinhart International PMV Fund, Series of Managed Portfolio Series
139.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
141.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
142.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
143.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
144.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
145.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
146.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
147.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
150.	Matrix Advisors Funds Trust
151.	Matrix Advisors Value Fund, Inc.
152.	Monetta Trust
153.	Nicholas Equity Income Fund, Inc.
154.	Nicholas Fund, Inc.
155.	Nicholas II, Inc.
156.	Nicholas Limited Edition, Inc.
157.	Oaktree Diversified Income Fund Inc.
158.	Permanent Portfolio Family of Funds
159.	Perritt Funds, Inc.
160.	Procure ETF Trust II
161.	Professionally Managed Portfolios
162.	Prospector Funds, Inc.
163.	Provident Mutual Funds, Inc.
164.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
165.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
166.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
167.	Aquarius International Fund, Series of The RBB Fund, Inc.
168.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

170.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
175.	F/m 6-Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.	F/m 9-18 Month Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.	F/m 5-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m 7-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
182.	F/m 20-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
183.	F/m 30-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
184.	F/m 15+ Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
185.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
186.	F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
187.	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, Series of The RBB Fund, Inc.
188.	F/m Ultrashort Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
189.	F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
190.	F/m Compoundr U.S. Aggregate Bond ETF of The RBB Fund, Inc.
191.	F/m Compoundr High Yield Bond ETF of The RBB Fund, Inc.
192.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
193.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
194.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
195.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
196.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
197.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
198.	Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
199.	Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
200.	Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
201.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
202.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
203.	SGI Enhanced Nasdaq-100 ETF, Series of The RBB Fund, Inc.
204.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
205.	SGI Peak Fund, Series of The RBB Fund, Inc.
206.	SGI Prudent Fund, Series of The RBB Fund, Inc.
207.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
208.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
209.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
210.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.	SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
212.	F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
213.	F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
214.	F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
215.	F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
216.	F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
217.	F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
218.	F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
219.	F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.

220.	F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
221.	F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
222.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
223.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
224.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
225.	P/E Global Enhanced International Fund, Series of The RBB Fund Trust
226.	Torray Fund, Series of The RBB Fund Trust
227.	Longview Advantage ETF, Series of The RBB Fund Trust
228.	Longview Advantage Fixed Income ETF, Series of The RBB Fund Trust
229.	First Eagle Global Equity ETF, Series of The RBB Fund Trust
230.	First Eagle Overseas Equity ETF, Series of The RBB Fund Trust
231.	Tweedy, Browne Insider + Value ETF, Series of The RBB Fund Trust
232.	Tweedy, Browne International Insider + Value ETF, Series of The RBB Fund Trust
233.	Advent Convertible Bond ETF, Series of The RBB Fund Trust
234.	Twin Oak Active Opportunities II ETF, Series of The RBB Fund Trust
235.	Twin Oak Active Opportunities III ETF, Series of The RBB Fund Trust
236.	Twin Oak Endure ETF, Series of The RBB Fund Trust
237.	Twin Oak Strategic Solutions ETF, Series of The RBB Fund Trust
238.	Wayfinder Dynamic U.S. Interest Rate ETF, Series of The RBB Fund Trust
239.	MUFG Japan Small Cap Active ETF, Series of The RBB Fund Trust
240.	Penn Capital Short Duration High Income Fund, Series of The RBB Fund Trust
241.	Penn Capital Special Situations Small Cap Fund, Series of The RBB Fund Trust
242.	Pathfinder Focused Opportunities ETF, Series of The RBB Fund Trust
243.	Pathfinder Disciplined US Equity ETF, Series of The RBB Fund Trust
244.	M.D. Sass Concentrated Value ETF, Series of The RBB Fund Trust
245.	RBC Funds Trust
246.	Series Portfolios Trust
247.	Thompson IM Funds, Inc.
248.	TrimTabs ETF Trust
249.	Trust for Advised Portfolios
250.	Barrett Growth Fund, Series of Trust for Professional Managers
251.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
252.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
253.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
254.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
255.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
256.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
257.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
258.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
259.	Jensen Quality Value Fund, Series of Trust for Professional Managers
260.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
261.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
262.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
263.	USQ Core Real Estate Fund
264.	Wall Street EWM Funds Trust

(a)(2) Vigilant Distributors, LLC serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Free Market Fixed Income Fund, Series of The RBB Fund, Inc.
2.	Free Market International Equity Fund, Series of The RBB Fund, Inc.
3.	Free Market US Equity Fund, Series of The RBB Fund, Inc.
4.	Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.
5.	Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.
6.	Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc.
7.	YCG Funds
8.	Pemberwick Fund, Series of Manager Directed Portfolios
9.	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
10.	Modern Capital Tactical Opportunities Fund, of Modern Capital Funds Trust
11.	Soundwatch Hedged Equity ETF, Series of Advisor Managed Portfolios
12.	WBI BullBear Value 3000 ETF, Series of Absolute Shares Trust
13.	WBI BullBear Yield 300 ETF, Series of Absolute Shares Trust
14.	WBI BullBear Quality 3000 ETF, Series of Absolute Shares Trust
15.	WBI Power Fact® High Dividend ETF, Series of Absolute Shares Trust
16.	Founders 100 ETF, Series of Founder Funds Trust
17.	Prospera Income ETF, Series of Thrive Series Trust

(b)(1)	The following are the Officers and Manager of Quasar, one of the Registrant’s underwriters. Quasar’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301 Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301 Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301 Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Weston Sommers	190 Middle Street, Suite 301 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301 Portland, ME 04101	Secretary	None

(b)(2)	The following are the Officers of Vigilant Distributors, LLC, one of the Registrant’s underwriters. Vigilant Distributors, LLC’s main business address is Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317.

Name	Address	Position with Underwriter	Position with Registrant
Patrick Chism	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None
Gerald Scarpati	Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

(1)	Boston Partners Global Investors, Inc., One Beacon Street, Boston, Massachusetts 02108 (records relating to its function as investment adviser).
(2)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, Ohio 45040 (records relating to its function as investment adviser).
(3)	Summit Global Investments, LLC, 620 South Main Street, Bountiful, Utah 84010 (records relating to its function as investment adviser).
(4)	Abbey Capital Limited, 8 St. Stephen’s Green, Dublin 2, Ireland, (records relating to its function as investment adviser).
(5)	Altair Advisers LLC, 225 West Washington, Suite 2400, Chicago, Illinois 60606 (records relating to its function as investment adviser).
(6)	Campbell & Company Investment Adviser LLC, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 (records relating to its function as investment adviser).
(7)	Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 300, Alexandria, Virginia 22314 (records relating to its function as investment adviser).
(8)	F/m Investments LLC, 3050 K Street NW, Suite 201, Washington, DC 20007 (records relating to its function as investment adviser).
(9)	Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, Pennsylvania 17540 (records relating to its function as investment adviser).
(10)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).
(11)	U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).
(12)	Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, ME 04101 (records relating to its function as underwriter).
(13)	Vigilant Distributors, LLC, Gateway Corporate Center, Suite 216, 223 Wilmington West Chester Pike, Chadds Ford, Pennsylvania 19317 (records relating to its function as underwriter).

Item 34.	MANAGEMENT SERVICES

None.

Item 35.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on May 4, 2026.

THE RBB FUND, INC.

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive Officer)	May 4, 2026
Steven Plump

/s/ James G. Shaw	Chief Financial Officer (Principal Financial and Accounting Officer)	May 4, 2026
James G. Shaw

*Gregory P. Chandler	Director	May 4, 2026
Gregory P. Chandler

*Lisa A. Dolly	Director	May 4, 2026
Lisa A. Dolly

*Nicholas A. Giordano	Director	May 4, 2026
Nicholas A. Giordano

*Arnold M. Reichman	Director	May 4, 2026
Arnold M. Reichman

*Robert Sablowsky	Director	May 4, 2026
Robert Sablowsky

*Brian T. Shea	Director	May 4, 2026
Brian T. Shea

*Martha A. Tirinnanzi	Director	May 4, 2026
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Lisa A. Dolly, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Lisa A. Dolly
Lisa A. Dolly

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Brian T. Shea, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Brian T. Shea
Brian T. Shea

THE RBB FUND, INC.

(the “Company”)

THE RBB FUND TRUST

(the “Trust”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Martha A. Tirinnanzi, hereby constitutes and appoints Jillian L. Bosmann, Edward Paz, Steven Plump, and James G. Shaw her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Director/Trustee or officer, or both, of the Company and of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	July 9, 2025

/s/ Martha A. Tirinnanzi
Martha A. Tirinnanzi

Exhibit No.	Description
(i)(1)	Consent of Counsel